UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

CHARLES M. WEBER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Baird Short-Term Bond Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 99.5%
Asset Backed Securities - 1.0%
$37,492	Bombardier Capital Mortgage Securitization,
	Series 1998-A, Class A3, 6.23%, 04/15/2028	$36,441
	Countrywide Asset-Backed Certificates:
1,712,255	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	1,625,960
2,489,734	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	1,382,181
1,500,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	823,601
538,636	Credit Based Asset Servicing and Securities,
	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	527,894
	Green Tree Financial Corporation:
86,549	Series 1996-3, Class A5, 7.35%, 05/15/2027	91,400
46,145	Series 1998-2, Class A5, 6.24%, 12/01/2028	46,611
1,391,189	Series 1997-5, Class A6, 6.82%, 05/15/2029	1,432,589
526,772	Series 1998-3, Class A5, 6.22%, 03/01/2030	552,178
2,000,000	Renaissance Home Equity Loan Trust,
	Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,031,170
264,145	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	266,817
782,759	Residential Asset Securities Corporation,
	Series 2006-KS7, 0.346%, 09/25/2036	776,785
		8,593,627
Commercial Mortgage Backed Securities - 3.6%
2,724,060	GMAC Commercial Mortgage Securities, Inc.,
	Series 2001-C1, Class A2, 6.465%, 04/15/2034	2,751,157
1,253,002	Government National Mortgage Association (GNMA),
	Series 2006-15, Class A, 3.727%, 03/16/2027	1,289,812
8,000,000	J.P. Morgan Chase Commercial Mortgage,
	Series 2003-CB7, Class A4, 4.879%, 01/12/2038	8,576,989
3,954,053	Morgan Stanley Dean Witter Capital I,
	Series 2001-TOP1, Class A4, 6.66%, 02/15/2033	3,974,461
4,609,161	RBSCF Trust,
	Series 2010-MB1, 2.367%, 04/17/2024 (Acquired 04/09/2010; Cost $4,609,065) *	4,670,843
2,442,421	Salomon Brothers Mortgage Securities VII,
	Series 2001-C2, Class A3, 6.50%, 11/13/2036	2,529,753
6,000,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2003-C3, Class A2, 4.867%, 02/15/2035	6,386,141
		30,179,156
Financial - 31.1%
3,400,000	Aegon NV,
	4.75%, 06/01/2013 f	3,610,763
4,250,000	AIG SunAmerica Global Financing VI,
	6.30%, 05/10/2011 (Acquired 11/23/2009 through 05/20/2010; Aggregate Cost $4,297,883) *	4,335,000
	Allstate Corporation:
1,890,000	6.125%, 02/15/2012	2,017,564
1,000,000	6.20%, 05/16/2014 @	1,167,117
1,260,000	American Express Credit Corporation, Series C,
	7.30%, 08/20/2013	1,448,281
1,350,000	American General Finance Corporation,
	4.00%, 03/15/2011	1,343,250
950,000	American Honda Finance Corporation,
	0.549%, 02/21/2012 (Acquired 10/19/2009; Cost $934,548) *	948,431
1,100,000	Amsouth Bank NA,
	4.85%, 04/01/2013	1,107,911
3,135,000	ANZ National International,
	6.20%, 07/19/2013 (Acquired 05/25/2010 through 08/25/2010; Aggregate Cost $3,423,219) * f	3,484,173
3,600,000	AON Corporation,
	7.375%, 12/14/2012	3,962,992

2,200,000	Bancwest Corporation,
	8.30%, 01/15/2011	2,228,186
3,500,000	Bank of Ireland,
	2.75%, 03/02/2012 (Acquired 06/01/2010; Cost $3,444,075) * f	3,435,247
1,000,000	Bank of Scotland PLC,
	0.374%, 12/08/2010 (Acquired 05/14/2009; Cost $991,318) * f	999,460
2,450,000	Bank Tokyo - Mitsubishi UFJ Ltd.,
	7.40%, 06/15/2011 f @	2,547,593
2,277,000	BankAmerica Institutional Capital A,
	8.07%, 12/31/2026 (Acquired 07/22/2010; Cost $2,254,230) *	2,356,695
	Barclays Bank PLC Senior Unsecured Notes: f
600,000	5.45%, 09/12/2012	649,888
2,000,000	2.50%, 01/23/2013	2,043,436
1,000,000	5.20%, 07/10/2014	1,108,623
2,000,000	Berkshire Hathaway Inc.,
	0.68%, 02/11/2013	2,009,724
3,000,000	BP Capital Markets p.l.c.,
	5.25%, 11/07/2013 f @	3,267,396
2,150,000	Capital One Financial Corp.,
	4.80%, 02/21/2012	2,246,447
2,790,000	CDP Financial Inc.,
	3.00%, 11/25/2014 (Acquired 11/20/2009 through 06/25/2010; Aggregate Cost $2,791,364) * f	2,897,211
555,000	Charter One Bank NA,
	5.50%, 04/26/2011	568,999
385,000	Chubb Corporation,
	6.00%, 11/15/2011	406,733
1,035,000	Citicorp,
	7.25%, 10/15/2011	1,088,952
	CIT Group, Inc.:
191,367	7.00%, 05/01/2013 (Callable 12/23/2010)	192,324
287,050	7.00%, 05/01/2014 (Callable 12/23/2010) @	286,332
287,050	7.00%, 05/01/2015 (Callable 12/23/2010)	284,897
478,417	7.00%, 05/01/2016 (Callable 12/23/2010)	471,241
669,783	7.00%, 05/01/2017 (Callable 12/23/2010)	655,550
	Citigroup, Inc.:
2,000,000	6.00%, 02/21/2012	2,121,430
900,000	6.50%, 08/19/2013	994,383
4,100,000	CNA Financial Corp.,
	6.00%, 08/15/2011	4,250,388
4,000,000	Commonwealth Bank of Australia,
	3.50%, 03/19/2015 (Acquired 08/30/2010; Cost $4,166,519) * f	4,199,192
1,388,000	Corestates Capital Trust I,
	8.00%, 12/15/2026 (Acquired 01/26/2006 through 09/30/2009; Aggregate Cost $1,348,385) *	1,428,778
	Countrywide Financial Corp.:
990,000	5.80%, 06/07/2012	1,051,671
200,000	6.25%, 05/15/2016	215,257
3,871,000	Credit Suisse New York,
	5.00%, 05/15/2013 f	4,217,195
1,055,000	Credit Suisse USA Inc.,
	6.50%, 01/15/2012 @	1,128,729
979,000	Deutsche Bank Trust Corporation Subordinated Notes,
	7.25%, 10/15/2011	1,019,111
3,000,000	DIRECTV Holdings/Financing,
	7.625%, 05/15/2016 (Callable 05/15/2012)	3,345,000
	Fifth Third Bancorp:
1,000,000	6.25%, 05/01/2013	1,094,919
1,640,000	0.479%, 05/17/2013	1,569,865
1,000,000	First Empire Capital Trust I,
	8.234%, 02/01/2027 (Callable 12/09/2010)	971,585
1,500,000	First Hawaiian Capital Trust I, Series B,
	8.343%, 07/01/2027 (Callable 12/09/2010)	1,511,250
3,000,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	3,005,019
4,750,000	First Tennessee Bank,
	0.59%, 02/14/2011	4,741,208

800,000	First Union Capital I, Series A,
	7.935%, 01/15/2027 (Callable 12/09/2010)	821,026
	General Electric Capital Corporation:
1,550,000	5.72%, 08/22/2011 (Callable 01/22/2011)	1,571,630
1,200,000	5.875%, 02/15/2012	1,279,012
1,000,000	1.158%, 11/01/2012	986,426
2,000,000	5.90%, 05/13/2014	2,265,208
5,000,000	4.875%, 03/04/2015	5,490,644
1,250,000	Genworth Global Funding Trust,
	5.125%, 03/15/2011	1,270,560
1,480,000	Genworth Life Institutional Funding,
	5.875%, 05/03/2013 (Acquired 04/07/2010, Cost $1,532,892) *	1,567,398
3,845,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 01/12/2010 through 03/31/2010; Aggregate Cost $3,996,595) *	3,988,741
787,000	GMAC Inc.,
	7.50%, 12/31/2013	836,188
225,000	The Goldman Sachs Group Inc.,
	3.70%, 08/01/2015	230,200
	Goldman Sachs Group LP:
2,000,000	6.60%, 01/15/2012	2,131,554
3,450,000	8.00%, 03/01/2013 (Acquired 04/16/2009 through 10/20/2009; Aggregate Cost $3,712,327) *	3,882,613
1,000,000	Hartford Life Global Funding,
	0.609%, 01/17/2012	988,373
	HSBC Finance Corporation:
100,000	7.00%, 05/15/2012	108,136
2,000,000	5.90%, 06/19/2012	2,125,638
1,451,000	4.75%, 07/15/2013	1,545,305
200,000	5.00%, 06/30/2015	217,810
1,500,000	HSBC USA Capital Trust II,
	8.38%, 05/15/2027 (Callable 12/09/2010) (Acquired 11/06/2007; Cost $1,545,099) *	1,561,943
4,700,000	Hutchison Whampoa International Ltd.,
	6.50%, 02/13/2013 (Acquired 01/20/2010 through 07/26/2010; Aggregate Cost $5,103,508) * f	5,182,525
2,000,000	ING USA Global Funding Notes,
	0.44%, 10/01/2010	2,000,000
	Invesco Ltd.: f
4,880,000	5.625%, 04/17/2012	5,149,248
325,000	5.375%, 02/27/2013	346,553
5,050,000	Irish Life & Permanent,
	3.60%, 01/14/2013 (Acquired 01/07/2010 through 08/05/2010; Aggregate Cost $5,058,271) * f	4,771,128
2,246,000	Jackson National Life Global,
	5.125%, 02/10/2011 (Acquired 07/21/2009 through 09/21/2009; Aggregate Cost $2,251,357) *	2,277,920
1,150,000	Jefferies Group, Inc.,
	7.75%, 03/15/2012	1,239,940
940,000	John Hancock Global Funding II,
	6.50%, 03/01/2011 (Acquired 01/29/2010; Cost $960,038) *	960,510
	J.P. Morgan Chase & Co.:
1,775,000	5.75%, 01/02/2013	1,932,180
500,000	4.65%, 06/01/2014	547,299
	Key Bank National Assocation:
850,000	7.00%, 02/01/2011	865,348
1,000,000	7.30%, 05/01/2011	1,029,634
200,000	KeyCorp,
	6.50%, 05/14/2013	219,188
3,000,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 05/26/2009 through 03/10/2010; Aggregate Cost $3,164,745) * f	3,479,982
	Liberty Mutual Group:
1,675,000	7.25%, 09/01/2012 (Acquired 03/31/2010 through 04/16/2010; Aggregate Cost $1,786,373) *	1,792,650
3,110,000	5.75%, 03/15/2014 (Acquired 09/03/2009 through 08/26/2010; Aggregate Cost $2,886,347) *	3,269,285
1,000,000	Lloyds TSB Bank PLC,
	4.375%, 01/12/2015 (Acquired 01/05/2010; Cost $999,960) * f	1,024,119
620,000	Manufacturers & Traders Trust Co.,
	1.751%, 04/01/2013 (Callable 01/01/2011)	613,282
	Marsh & McLennan Companies, Inc.:
2,512,000	6.25%, 03/15/2012	2,652,567
2,550,000	4.85%, 02/15/2013	2,686,904

2,671,000	MBNA Capital, Series A,
	8.278%, 12/01/2026 (Callable 12/13/2010)	2,737,775
2,552,000	Mercantile Bankshares Corporation Subordinated Notes, Series B,
	4.625%, 04/15/2013	2,663,775
300,000	Merrill Lynch & Company,
	6.05%, 08/15/2012	321,993
	Met Life Global Funding I:
1,550,000	5.75%, 07/25/2011 (Acquired 06/28/2010; Cost $1,603,476) *	1,604,892
1,600,000	2.875%, 09/17/2012 (Acquired 09/10/2009; Cost $1,595,440) *	1,650,112
2,302,000	Monumental Global Funding II,
	5.65%, 07/14/2011	2,359,884
	Monumental Global Funding III:
350,000	0.674%, 01/25/2013 (Acquired 07/28/2009; Cost $318,498) * @	339,087
1,265,000	5.50%, 04/22/2013 (Acquired 09/23/2009 through 03/16/2010; Aggregate Cost $1,317,649) *	1,371,514
3,516,000	Morgan Stanley Dean Witter & Co.,
	6.75%, 10/15/2013	3,895,932
	Morgan Stanley:
450,000	5.625%, 01/09/2012	473,892
355,000	6.60%, 04/01/2012	381,774
1,000,000	4.00%, 07/24/2015	1,019,141
2,000,000	The NASDAQ OMX Group Inc.,
	2.50%, 08/15/2013	1,972,500
1,500,000	National City Bank of Cleveland Subordinated Notes,
	6.25%, 03/15/2011	1,534,055
278,000	National City Bank of Kentucky Subordinated Notes,
	6.30%, 02/15/2011	283,686
	Nationwide Financial Services:
1,500,000	6.25%, 11/15/2011	1,557,353
350,000	5.90%, 07/01/2012	370,357
1,300,000	Nationwide Life Global Funding,
	5.35%, 03/15/2011 (Acquired 03/24/2009; Cost $1,269,137) *	1,316,813
2,273,000	NB Capital Trust IV,
	8.25%, 04/15/2027 (Callable 12/09/2010)	2,329,825
1,000,000	Nomura Holdings Inc.,
	5.00%, 03/04/2015 f	1,080,062
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027 (Callable 12/09/2010)	1,010,000
175,000	PNC Funding Corp.,
	5.50%, 09/28/2012	187,650
200,000	Pooled Funding Trust I,
	2.74%, 02/15/2012 (Acquired 09/29/2010; Cost $205,112) *	205,136
2,000,000	Pooled Funding Trust II,
	2.625%, 03/30/2012 (Acquired 03/27/2009; Cost $1,998,800) *	2,045,368
4,525,000	Principal Life Global,
	6.25%, 02/15/2012 (Acquired 08/18/2009 through 04/06/2010; Aggregate Cost $4,706,240) *	4,782,259
1,180,000	Principal Life Income Funding,
	5.30%, 12/14/2012	1,268,888
	Protective Life Secured Trust:
4,500,000	4.00%, 04/01/2011	4,573,886
846,000	5.45%, 09/28/2012	907,007
	Prudential Financial Inc.:
3,000,000	2.75%, 01/14/2013	3,073,344
1,300,000	5.15%, 01/15/2013	1,387,476
1,230,000	4.50%, 07/15/2013	1,294,276
2,455,000	6.20%, 01/15/2015	2,765,157
1,000,000	Rabobank Nederland Global Senior Unsecured Notes,
	4.20%, 05/13/2014 (Acquired 05/06/2009; Cost $998,170) * f	1,065,430
200,000	Regions Financial Corp.,
	7.00%, 03/01/2011	202,341
	Royal Bank of Scotland: f
1,000,000	3.40%, 08/23/2013	1,025,205
2,000,000	4.875%, 08/25/2014 (Acquired 08/18/2009; Cost $1,994,040) *	2,121,740
2,675,000	Santander Financial Issuances,
	6.375%, 02/15/2011 f	2,727,184
1,400,000	Santander U.S. Debt S.A. Unipersonal,
	2.991%, 10/07/2013 (Acquired 09/27/2010; Cost $1,400,000) * f	1,397,480

4,000,000	Simon Property Group LP,
	7.75%, 01/20/2011	4,050,520
	SLM Corporation:
2,000,000	5.45%, 04/25/2011	2,019,860
1,500,000	5.40%, 10/25/2011	1,515,510
5,000,000	Societe Generale,
	2.20%, 09/14/2013 (Acquired 09/07/2010; Cost $4,994,350) * f @	5,024,409
850,000	SouthTrust Corporation,
	5.80%, 06/15/2014	932,168
4,000,000	Sumitomo Mitsui Banking Corporation,
	2.15%, 07/22/2013 (Acquired 07/14/2010; Cost $3,998,480) * f @	4,095,512
1,000,000	Sun Life Financial Global Funding,
	0.438%, 07/06/2011 (Acquired 07/28/2009; Cost $978,905) *	992,973
2,780,000	Suntrust Banks, Inc.,
	5.25%, 11/05/2012	2,939,775
3,414,000	TECO Finance Inc.,
	7.00%, 05/01/2012	3,703,849
950,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f @	1,070,730
	Union Planters Corporation:
750,000	4.375%, 12/01/2010 @	753,047
1,075,000	7.75%, 03/01/2011	1,092,413
3,158,000	Unitrin, Inc.,
	4.875%, 11/01/2010	3,162,282
1,362,000	Westfield Capital Corporation,
	4.375%, 11/15/2010 (Acquired 08/31/2009 through 09/29/2010; Aggregate Cost $1,364,299) * f	1,367,459
2,500,000	Westpac Banking Corporation,
	1.90%, 12/14/2012 (Acquired 12/07/2009; Cost $2,498,700) * f	2,556,098
710,000	Westpac Securities NZ Ltd.,
	2.50%, 05/25/2012 (Acquired 03/05/2010; Cost $721,134) * f	726,678
		262,251,595
Industrial - 20.7%
2,300,000	Aetna, Inc.,
	5.75%, 06/15/2011	2,378,929
	Allied Waste North America, Inc.:
1,000,000	5.75%, 02/15/2011	1,015,722
2,000,000	6.375%, 04/15/2011	2,057,800
250,000	Series B, 7.125%, 05/15/2016 (Callable 05/15/2011)	267,813
2,900,000	Anglo American Capital PLC,
	2.15%, 09/27/2013 (Acquired 09/20/2010; Cost $2,897,564) * f	2,921,054
	Anheuser Busch Inbev Worldwide:
2,854,000	3.00%, 10/15/2012	2,963,263
3,000,000	2.50%, 03/26/2013 @	3,077,925
	ArcelorMittal: f
341,000	9.00%, 02/15/2015 @	411,513
1,275,000	3.75%, 08/05/2015	1,288,618
3,525,000	British Telecommunications PLC Notes,
	9.125%, 12/15/2010 f	3,580,667
	Bunge Limited Finance Corporation:
1,545,000	5.875%, 05/15/2013	1,672,229
2,000,000	5.35%, 04/15/2014	2,135,104
140,000	Cadbury Schweppes US Finance LLC,
	5.125%, 10/01/2013 (Acquired 09/03/2010; Cost $152,934) *	153,138
4,640,000	CBS Corporation,
	6.625%, 05/15/2011	4,799,101
3,361,000	Chevron Phillips Chemical Company LLC,
	7.00%, 06/15/2014 (Acquired 07/20/2010; Cost $3,825,684) * @	3,886,949
	Cigna Corporation:
4,920,000	7.00%, 01/15/2011	5,001,475
320,000	6.375%, 10/15/2011	336,735
3,640,000	Comcast Cable Holdings,
	9.80%, 02/01/2012	4,041,507
1,841,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	2,127,647
3,720,000	Computer Sciences Corporation,
	5.50%, 03/15/2013	4,045,452

2,000,000	ConAgra Foods, Inc.,
	6.75%, 09/15/2011	2,107,718
	COX Communications Inc.:
355,000	7.75%, 11/01/2010	356,721
1,495,000	6.75%, 03/15/2011 @	1,534,834
800,000	7.125%, 10/01/2012	885,674
200,000	5.45%, 12/15/2014	226,244
	CRH America Inc.:
100,000	5.625%, 09/30/2011	104,103
5,000,000	6.95%, 03/15/2012	5,337,364
1,260,000	CSX Corporation,
	6.30%, 03/15/2012	1,350,825
3,535,000	Daimler Finance NA LLC,
	7.75%, 01/18/2011	3,604,466
200,000	Deutsche Telekom International Finance B.V.,
	5.25%, 07/22/2013 f	219,379
780,000	Duke Energy Field Services LLC,
	6.875%, 02/01/2011	794,871
3,000,000	Enterprise Products Operating LLC,
	7.625%, 02/15/2012	3,225,867
	FedEx Corporation:
125,000	9.65%, 06/15/2012	141,593
700,000	7.375%, 01/15/2014	824,690
2,875,000	Fiserv, Inc.,
	6.125%, 11/20/2012	3,137,465
3,500,000	Fortune Brands Inc.,
	5.125%, 01/15/2011	3,540,222
2,525,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 06/15/2009 through 06/15/2010; Aggregate Cost $2,593,817) *	2,572,508
	Kinder Morgan Energy Partners Senior Unsecured Notes:
2,145,000	6.75%, 03/15/2011	2,199,123
2,500,000	5.85%, 09/15/2012	2,699,363
2,300,000	Koninslijke KPN NV Senior Unsecured Notes,
	8.00%, 10/01/2010 f	2,300,000
	Kraft Foods Inc. Senior Unsecured Notes:
1,215,000	5.625%, 11/01/2011	1,276,066
2,800,000	2.625%, 05/08/2013 @	2,902,004
750,000	Laboratory Corporation of America Holdings,
	5.50%, 02/01/2013	808,760
3,507,000	Lafarge S.A.,
	6.15%, 07/15/2011 f	3,613,241
4,080,000	Marathon Oil Canada Corporation,
	8.375%, 05/01/2012 f	4,492,402
2,500,000	Medtronic, Inc., Series A,
	1.50%, 04/15/2011	2,503,125
3,000,000	Mosaic Co.,
	7.625%, 12/01/2016 (Acquired 07/19/2010; Cost $3,245,171) *	3,252,726
3,245,000	Motiva Enterprises LLC Senior Unsecured Notes,
	5.20%, 09/15/2012 (Acquired 05/13/2009 through 07/29/2010; Aggregate Cost $3,270,507) *	3,466,812
	Nabors Industries, Inc.:
1,000,000	0.94%, 05/15/2011 @	991,250
3,325,000	5.375%, 08/15/2012	3,524,992
175,000	News America Holdings Inc.,
	9.25%, 02/01/2013	204,349
200,000	Plum Creek Timberlands, L.P.,
	5.875%, 11/15/2015	221,035
4,300,000	Posco,
	8.75%, 03/26/2014 (Acquired 03/19/2009 through 08/11/2010; Aggregate Cost $4,712,576) * f	5,148,326
2,125,000	Rio Tinto Alcan, Inc.,
	6.45%, 03/15/2011 f	2,178,505
1,721,000	Rio Tinto Financial USA Ltd,
	5.875%, 07/15/2013 f	1,918,173
1,672,000	Teck Resources Limited,
	9.75%, 05/15/2014 f	2,061,439
	Telecom Italia Capital: f
5,000,000	6.20%, 07/18/2011	5,180,254
120,000	5.25%, 11/15/2013	128,928
175,000	5.25%, 10/01/2015	188,849
1,535,000	Telefonica Emisiones S.A.U.,
	5.855%, 02/04/2013 f	1,674,995
	Time Warner Inc.:
2,785,000	8.875%, 10/01/2012	3,173,321
3,600,000	3.15%, 07/15/2015	3,731,504

3,000,000	Transocean Inc., Series A,
	1.625%, 12/15/2037 (Callable 12/20/2011) (Convertible until 12/15/2037) f @	2,977,500
300,000	Tyco Electronics Group,
	6.00%, 10/01/2012 f	324,422
1,000,000	United Parcel Service, Inc.,
	0.00%, 02/28/2053 (Callable 02/28/2033) ^	994,707
280,000	UnitedHealth Group, Inc.,
	5.25%, 03/15/2011	285,322
1,500,000	USX Corporation,
	9.125%, 01/15/2013	1,704,575
5,901,000	Vale Inco Limited,
	7.75%, 05/15/2012 f	6,420,612
1,600,000	Verizon New Jersey, Inc., Series A,
	5.875%, 01/17/2012	1,694,645
4,372,000	Verizon New York Inc., Series A,
	6.875%, 04/01/2012 @	4,715,770
	Vodafone Group PLC: f
1,000,000	5.50%, 06/15/2011	1,033,440
2,665,000	5.35%, 02/27/2012	2,822,653
3,000,000	Volkswagen International Finance N.V.,
	1.625%, 08/12/2013 (Acquired 08/05/2010; Cost $2,991,000) * f	3,015,606
3,125,000	Vulcan Materials Co.,
	5.60%, 11/30/2012	3,360,297
	Waste Management, Inc.:
1,925,000	7.65%, 03/15/2011	1,979,385
2,094,000	6.375%, 11/15/2012	2,297,587
1,185,000	Wellpoint, Inc.,
	6.80%, 08/01/2012	1,299,323
675,000	Williams Partners LP,
	7.50%, 06/15/2011	703,993
265,000	XTO Energy Inc.,
	5.90%, 08/01/2012	289,158
		173,885,722
Other Government Related Securities - 1.7%
2,500,000	Corp Andina De Fomento Notes,
	5.20%, 05/21/2013 f	2,654,560
3,241,000	Export-Import Bank Korea Notes,
	5.125%, 02/14/2011 f	3,281,995
350,000	Korea Development Bank,
	5.30%, 01/17/2013 f	373,746
3,440,000	Landesbank Baden-Wurttemgerg Subordinated Notes,
	6.35%, 04/01/2012 f	3,711,867
3,870,000	PEMEX Project Funding Master Trust,
	9.125%, 10/13/2010 f	3,888,577
		13,910,745
Residential Mortgage Backed Securities - 3.5%
534,056	Bank of America Alternative Loan Trust,
	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	554,767
	Citicorp Mortgage Securities, Inc.:
365,260	Series 2004-3, Class A2, 5.25%, 05/25/2034	373,401
54,129	Series 2004-4, Class A2, 5.25%, 06/25/2034	54,221
	Countrywide Alternative Loan Trust:
811,721	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	777,128
1,532,827	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	1,506,962
467,351	Series 2005-73CB, Class 1A7, 5.50%, 01/25/2036	403,089
1,987,251	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	1,360,244
98,094	Credit Suisse First Boston Mortgage Securities Corp.,
	Series 2005-11, Class 5A1, 5.25%, 12/25/2020	99,412
169,214	Deutsche Alternative Securities, Inc. Mortgage,
	Series 2005-4, Class A2, 5.05%, 09/25/2035	170,570
2,044,339	Federal Home Loan Bank,
	Series 00-0582, Class H, 4.75%, 10/25/2010	2,049,115
	Federal Home Loan Mortgage Corporation (FHLMC):
71,072	Series R015, Class AN, 3.75%, 02/15/2013	71,573
443,019	Series 3033, Class LU, 5.50%, 03/15/2013	463,342
1,490,657	Series 3124, Class VP, 6.00%, 06/15/2014	1,573,004
370,999	Series R014, Class AL, 5.50%, 10/15/2014	373,113
712,402	Series R001, Class AE, 4.375%, 04/15/2015	725,592
196,732	Series 2789, Class VM, 5.50%, 04/15/2015	200,988
1,069,493	Series 2857, Class VA, 5.00%, 09/15/2015	1,128,818
1,660,424	Series R007, Class AC, 5.875%, 05/15/2016	1,676,938
578,987	Series 2910, Class BD, 4.50%, 11/15/2018	602,910
30,289	Series 5, Class B, 1.013%, 05/15/2019	30,308
206,726	Series 2970, Class DA, 5.50%, 01/15/2023	212,118

	Federal National Mortgage Association (FNMA):
350,000	2.00%, 04/19/2013 (Callable 10/19/2011)	354,465
4,500,000	2.00%, 05/10/2013 (Callable 11/10/2010)	4,506,475
1,000,000	2.00%, 06/24/2013 (Callable 06/24/2011)	1,008,459
1,000,000	1.00%, 09/23/2013	1,003,965
253,674	5.50%, 07/01/2015	267,054
41,481	Series 2003-24, Class LC, 5.00%, 12/25/2015	41,476
302,944	Series 2002-73, Class 0D, 5.00%, 06/25/2016	305,110
403,348	Series 2006-B1, Class AB, 6.00%, 06/25/2016	416,038
2,502,687	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	2,685,304
1,049,731	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	1,126,329
1,797,474	Series 2004-W10, Class A24, 5.00%, 08/25/2034	1,796,168
721,645	J.P. Morgan Alternative Loan Trust,
	Series 2006-S2, Class A2, 5.81%, 05/25/2036	726,950
327,231	Merrill Lynch Mortgage Investors Trust,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	322,472
	Washington Mutual, Inc. Pass-Thru Certificates:
380,054	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	392,737
346,292	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	357,116
		29,717,731
Taxable Municipal Bonds - 1.6%
339,141	Educational Enhancement Funding Corporation,
	6.72%, 06/01/2025	314,963
	Illinois State:
6,000,000	2.186%, 02/01/2012	6,007,380
445,000	4.071%, 01/01/2014	460,005
60,000	Missouri State Housing Development Revenue Bond,
	5.74%, 03/01/2037 (Callable 09/01/2015)	62,060
345,000	Pomona California Public Financing Authority Lease Revenue,
	4.60%, 10/01/2010	345,000
5,000,000	Regional Transportation Authority Illinois,
	2.843%, 07/01/2012	5,053,601
1,000,000	San Francisco California City & County Revenue Bonds,
	1.869%, 05/01/2012	1,011,170
185,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023 (Callable 06/01/2015)	171,018
		13,425,197
Utilities - 14.4%
2,715,000	Allegheny Energy Supply Co. Senior Unsecured Notes,
	8.25%, 04/15/2012 (Acquired 07/28/2010 through 09/01/2010; Aggregate Cost $2,941,970) *	2,932,032
3,000,000	Ameren Corporation,
	8.875%, 05/15/2014	3,475,308
600,000	Baltimore Gas & Electric Co. Senior Unsecured Notes,
	6.125%, 07/01/2013	671,801
115,000	Beaver Valley Funding Corporation Debentures,
	9.00%, 06/01/2017	127,185
4,718,000	Chugach Electric Association,
	6.55%, 03/15/2011	4,835,662
4,335,000	Consolidated Natural Gas, Series A,
	5.00%, 03/01/2014	4,775,003
4,469,000	Constellation Energy Group, Inc.,
	7.00%, 04/01/2012	4,801,060
3,340,000	DCP Midstream LLC,
	9.70%, 12/01/2013 (Acquired 07/29/2010 through 09/17/2010; Aggregate Cost $4,093,045) *	4,092,773
6,544,000	DTE Energy Company,
	7.05%, 06/01/2011	6,807,951
500,000	Duke Energy Corp.,
	6.30%, 02/01/2014	571,236
4,000,000	Enel Finance International,
	5.70%, 01/15/2013 (Acquired 03/10/2010 through 03/31/2010; Aggregate Cost $4,278,197) * f	4,314,972

	Energy Transfer Partners:
2,500,000	5.65%, 08/01/2012	2,659,755
2,000,000	5.95%, 02/01/2015	2,221,974
1,000,000	9.70%, 03/15/2019	1,326,652
3,000,000	Entergy Gulf States, Inc.,
	4.875%, 11/01/2011 (Callable 11/01/2010)	3,005,469
4,000,000	Exelon Generation Company, LLC,
	5.35%, 01/15/2014	4,435,464
1,265,475	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Callable 12/09/2010) (Acquired 04/02/2009; Cost $1,217,255) *	1,290,671
1,585,000	Hydro-Quebec,
	11.75%, 02/01/2012 f	1,794,252
3,280,000	Indiana Michigan Power, Series E,
	6.375%, 11/01/2012	3,579,336
1,075,000	Keyspan Corporation,
	7.625%, 11/15/2010	1,083,300
2,200,000	Midamerican Energy Holdings Co.,
	5.875%, 10/01/2012	2,387,271
1,655,000	National Rural Utilities,
	7.25%, 03/01/2012	1,801,092
4,200,000	Nisource Finance Corporation,
	7.875%, 11/15/2010	4,229,047
2,500,000	Northeast Utilities,
	7.25%, 04/01/2012	2,691,048
155,000	Old Dominion Electric Company,
	6.25%, 06/01/2011	160,318
1,648,000	ONEOK, Inc.,
	7.125%, 04/15/2011	1,700,869
4,705,000	ONEOK Partners LP,
	5.90%, 04/01/2012 @	5,018,485
3,745,000	Pacific Gas and Electric Company,
	6.25%, 12/01/2013	4,273,970
	Plains All American Pipeline:
2,187,000	7.75%, 10/15/2012	2,433,530
2,500,000	5.625%, 12/15/2013	2,734,018
	PPL Energy Supply, LLC Senior Notes:
2,500,000	6.40%, 11/01/2011	2,639,050
200,000	Series A, 5.70%, 10/15/2015	226,452
3,209,000	Progress Energy Inc. Senior Notes,
	6.85%, 04/15/2012	3,476,814
	PSE&G Power LLC:
3,475,000	7.75%, 04/15/2011	3,603,558
1,501,000	6.95%, 06/01/2012	1,644,269
4,535,000	Spectra Energy Capital,
	5.668%, 08/15/2014	5,064,605
2,810,000	Trans-Allegheny Interstate Line Company,
	4.00%, 01/15/2015 (Acquired 01/19/2010 through 07/15/2010; Aggregate Cost $2,811,056) *	2,915,397
3,253,000	Transcontinental Gas Pipe Line Corporation Senior Notes,
	8.875%, 07/15/2012	3,646,769
850,000	United Energy Distribution,
	4.70%, 04/15/2011 (Acquired 11/17/2009; Cost $859,443) * f	865,766
3,935,000	Valero Energy Corporation,
	6.875%, 04/15/2012	4,226,324
200,000	Vectren Utility Holdings, Inc.,
	5.25%, 08/01/2013	216,666
2,650,000	Veolia Environnement,
	5.25%, 06/03/2013 f	2,888,190
3,950,000	Williams Companies, Inc.,
	6.375%, 10/01/2010 (Acquired 07/09/2008 through 06/28/2010; Aggregate Cost $3,950,000) *	3,950,000
		121,595,364

U.S. Government Agency Issues - 6.6%
7,000,000	Federal Farm Credit Bank,
	3.00%, 09/22/2014	7,504,105
10,000,000	Federal Home Loan Bank,
	2.50%, 10/15/2013 (Callable 10/15/2010)	10,006,809
	Federal National Mortgage Association (FNMA):
13,150,000	4.375%, 03/15/2013	14,316,050
22,425,000	2.75%, 03/13/2014	23,750,228
		55,577,192
U.S. Treasury Obligations - 15.3%
	U.S. Treasury Bonds:
29,000,000	1.125%, 12/15/2012	29,407,798
13,200,000	3.125%, 08/31/2013	14,157,000
6,000,000	2.00%, 11/30/2013	6,245,628
70,950,000	2.25%, 05/31/2014 @	74,552,912
4,000,000	2.375%, 10/31/2014	4,221,876
		128,585,214
	Total Long-Term Investments (Cost $824,748,023)	837,721,543

Shares
SHORT-TERM INVESTMENTS - 3.2%
Money Market Mutual Funds - 3.2%
11,332,320	Dreyfus Institutional Cash Advantage Fund, 0.25% «	11,332,320
15,121,755	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund, 0.20% «	15,121,755
	Total Short-Term Investments (Cost $26,454,075)	26,454,075

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 8.2%
	Commercial Paper - 0.1%
$1,039,822	Atlantic East Funding LLC, 3.059%, 03/25/2011 † **	688,703
	Total Commercial Paper (Cost $1,039,822)	688,703
Shares
	Investment Companies - 8.1%
68,552,786	Mount Vernon Securities Lending Trust Prime Portfolio, 0.30% «	68,552,786
	Total Investment Companies (Cost $68,552,786)	68,552,786

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $69,592,608)	69,241,489
	Total Investments (Cost $920,794,706) - 110.9%	933,417,107

	Assets Relating to Securities Lending Investments - 0.0%
	Support Agreement ** ^ α	351,119
	Total (Cost $0)	351,119
	Liabilities in Excess of Other Assets - (10.9)%	(91,796,257)
	TOTAL NET ASSETS - 100.0%	$841,971,969

*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2010.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
†	Priced at fair value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with
	the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount),
	which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at September 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.

These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in pricing the security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$ -	$ 8,593,627	$ -	$ 8,593,627
Commercial Mortgage Backed Securities	-	30,179,156	-	30,179,156
Corporate Debt Securities	-	557,732,681	-	557,732,681
Other Government Related Securities	-	13,910,745	-	13,910,745
Residential Mortgage Backed Securities	-	29,717,731	-	29,717,731
Taxable Municipal Bonds	-	13,425,197	-	13,425,197
U.S. Government Agency Issues	-	55,577,192	-	55,577,192
U.S. Treasury Obligations	-	128,585,214	-	128,585,214
Total Fixed Income	-	837,721,543	-	837,721,543

Short-Term Investments
Money Market Mutual Funds	26,454,075	-	-	26,454,075
Total Short-Term Investments	26,454,075	-	-	26,454,075

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	688,703	-	688,703
Money Market Mutual Funds	68,552,786	-	-	68,552,786
Total Investments Purchased with
Cash Proceeds from Securities Lending	68,552,786	688,703	-	69,241,489

Total Investments	$ 95,006,861	$ 838,410,246	$ -	$ 933,417,107

Assets Relating to Securities Lending Investments	-	351,119	-	351,119

There were no significant transfer into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description		Investments in Securities
Balance as of December 31, 2009		$ 85,625
Accrued discounts/premiums		-
Realized gain (loss)		(10,975)
Change in unrealized appreciation (depreciation)		15,887
Net purchases (sales/paydowns)		(90,537)
Transfers in and/or out of Level 3 *		-
Balance as of September 30, 2010		$ -

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Intermediate Bond Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 97.9%
Asset Backed Securities - 2.0%
$106,710	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-1, Class A6, 6.51%, 08/25/2027	$108,972
3,931	Cityscape Home Equity Loan Trust,
	Series 1997-C, Class A4, 7.00%, 07/25/2028	3,712
	Countrywide Asset-Backed Certificates:
1,617,157	Series 2006-S3, Class A2, 6.085%, 06/25/2021	610,517
66,509	Series 2006-S2, Class A2, 5.627%, 07/25/2027	57,817
109,035	Series 2004-12, Class AF6, 4.634%, 03/25/2035	109,666
4,380,015	Series 2005-1, Class AF6, 5.03%, 07/25/2035	4,455,368
3,424,510	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	3,251,922
374,209	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	207,743
1,380,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	757,712
	Delta Funding Home Equity Loan Trust:
50,885	Series 1997-2, Class A6, 7.04%, 06/25/2027	52,510
16,705	Series 1999-1, Class A6F, 6.34%, 12/15/2028	16,244
538,268	Series 1999-2, Class A7F, 7.03%, 08/15/2030	530,964
16,556	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09/25/2027	15,759
	Green Tree Financial Corporation:
99,736	Series 1993-4, Class A5, 7.05%, 01/15/2019	102,521
718,613	Series 1998-2, Class A5, 6.24%, 12/01/2028	725,881
962,238	Series 1998-3, Class A5, 6.22%, 03/01/2030	1,008,646
364,545	Series 1998-4, Class A5, 6.18%, 04/01/2030	379,696
37,250	IMC Home Equity Loan Trust,
	Series 1998-1, Class A6, 7.02%, 06/20/2029	37,369
158,999	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	153,204
16,106	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	16,269
68,764	Structured Asset Securities Corporation,
	Series 2005-2XS, Class 1A2A, 4.51%, 02/25/2035	69,088
		12,671,580
Commercial Mortgage Backed Securities - 2.4%
5,600,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4, 5.396%, 07/15/2044	6,166,186
3,549,533	GMAC Commercial Mortgage Securities, Inc.,
	Series 2001-C1, Class A2, 6.465%, 04/15/2034	3,584,841
5,000,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2005-C22, Class A4, 5.437%, 12/15/2044	5,464,709
		15,215,736
Financial - 21.9%
550,000	American General Finance Corporation Notes,
	4.00%, 03/15/2011	547,250
2,000,000	Ameriprise Financial, Inc.,
	5.35%, 11/15/2010	2,010,452
630,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11/01/2025	556,277
1,475,000	ANZ National (Int'l) LTD,
	2.375%, 12/21/2012 (Acquired 12/15/2009; Cost $1,473,171) * f @	1,495,802
600,000	Banco Santander Chile,
	7.375%, 07/18/2012 f	650,707
1,900,000	Bancwest Corporation,
	8.30%, 01/15/2011	1,924,343
835,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	1,033,935
2,390,000	Bank of Ireland,
	2.75%, 03/02/2012 (Acquired 06/01/2010 through 07/23/2010; Aggregate Cost $2,364,332) * f	2,345,783
1,500,000	Bank of Tokyo - Mitsubishi/UFJ NY,
	7.40%, 06/15/2011 f	1,559,751
2,695,000	BankAmerica Institutional,
	8.07%, 12/31/2026 (Acquired 01/04/2006 through 11/06/2007; Aggregate Cost $2,762,984) *	2,789,325

2,500,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027 (Callable 12/09/2010)	1,852,953
2,390,000	Barclays Bank PLC,
	5.00%, 09/22/2016 @ f	2,614,966
2,322,000	BB&T Corporation,
	6.85%, 04/30/2019 @	2,823,178
1,150,000	Bear Stearns Cos., Inc.,
	6.40%, 10/02/2017	1,339,484
1,000,000	BOI Capital Funding II,
	5.571%, 02/01/2049 (Callable 02/01/2016)(Acquired 01/20/2006; Cost $1,000,000) * f	550,000
1,000,000	CDP Financial Inc.,
	4.40%, 11/25/2019 (Acquired 11/20/2009; Cost $997,520) * f	1,065,244
	CIT Group Funding:
22,051	10.25%, 05/01/2013 (Callable 10/21/2010)	22,933
33,076	10.25%, 05/01/2014 (Callable 10/21/2010)	34,376
33,076	10.25%, 05/01/2015 (Callable 11/04/2010)	34,234
55,127	10.25%, 05/01/2016 (Callable 11/04/2010)	57,056
77,178	10.25%, 05/01/2017 (Callable 12/23/2010)	79,879
	CIT Group, Inc.:
19,535	7.00%, 05/01/2013 (Callable 12/23/2010)	19,633
29,303	7.00%, 05/01/2014 (Callable 12/23/2010) @	29,230
29,302	7.00%, 05/01/2015 (Callable 12/23/2010)	29,082
48,839	7.00%, 05/01/2016 (Callable 12/23/2010)	48,106
68,374	7.00%, 05/01/2017 (Callable 12/23/2010)	66,921
	Citigroup, Inc.:
1,000,000	5.50%, 04/11/2013	1,072,843
200,000	5.50%, 10/15/2014	217,014
950,000	6.01%, 01/15/2015	1,044,429
2,000,000	CNA Financial Corporation:
	6.50%, 08/15/2016	2,171,350
1,760,000	Corestates Capital Trust I,
	8.00%, 12/15/2026 (Acquired 11/29/2005 through 10/10/2007; Aggregate Cost $1,802,441) *	1,811,707
1,900,000	Countrywide Financial Corporation Subordinated Notes,
	6.25%, 05/15/2016	2,044,940
2,000,000	Credit Suisse New York Branch Senior Notes,
	4.375%, 08/05/2020 f	2,042,522
1,000,000	Daimler Finance North America LLC,
	7.30%, 01/15/2012	1,075,456
1,577,000	Dresdner Bank-New York Subordinated Debentures,
	7.25%, 09/15/2015 f	1,775,675
403,816	First National Bank of Chicago Pass-Thru Certificates, Series 1993-A,
	8.08%, 01/05/2018	458,460
2,600,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	2,604,350
2,125,000	First Union Capital I, Series A,
	7.935%, 01/15/2027 (Callable 12/09/2010)	2,180,851
1,546,000	FMR LLC Notes,
	4.75%, 03/01/2013 (Acquired 02/26/2003 through 12/01/2009; Aggregate Cost $1,561,117) *	1,637,404
	General Electric Capital Corporation:
800,000	6.00%, 06/15/2012 @	863,380
800,000	4.375%, 09/21/2015	864,760
2,000,000	5.625%, 09/15/2017 @	2,234,212
1,600,000	6.00%, 08/07/2019	1,800,296
2,300,000	5.50%, 01/08/2020 @	2,515,988
1,150,000	Genworth Financial Inc. Notes,
	5.75%, 06/15/2014 @	1,190,571
3,456,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004 through 02/02/2010; Aggregate Cost $3,493,447) *	3,585,200
	GMAC Inc.:
80,000	7.50%, 12/31/2013	85,000
96,000	8.00%, 12/31/2018	98,640

200,000	GMAC LLC,
	6.75%, 12/01/2014	206,370
	The Goldman Sachs Group, Inc.:
1,125,000	5.15%, 01/15/2014	1,221,167
1,000,000	6.00%, 05/01/2014	1,115,653
2,000,000	6.15%, 04/01/2018	2,218,422
1,800,000	Great West Life & Annuity Insurance,
	7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007; Aggregate Cost $1,792,736) *	1,746,000
1,000,000	Hartford Financial Services Group,
	4.00%, 03/30/2015	1,023,137
	HSBC Finance Corporation:
1,500,000	5.25%, 01/15/2014 @	1,626,231
100,000	5.00%, 06/30/2015	108,905
1,000,000	ING Bank N.V.,
	3.00%, 09/01/2015 (Acquired 08/17/2010; Cost $997,320) * f @	998,760
	Invesco Ltd. Notes: f
2,755,000	5.625%, 04/17/2012	2,907,004
1,000,000	5.375%, 02/27/2013	1,066,317
2,075,000	Irish Life & Permanent,
	3.60%, 01/14/2013 (Acquired 01/07/2010; Cost $2,073,880) * f	1,960,414
	Istar Financial, Inc.:
1,050,000	5.95%, 10/15/2013	832,125
75,000	5.85%, 03/15/2017	56,813
2,000,000	Jackson National Life Global,
	5.125%, 02/10/2011 (Acquired 07/21/2009; Cost $2,004,384) *	2,028,424
2,000,000	Jefferies Group Inc.:
	6.875%, 04/15/2021	2,097,788
	J.P. Morgan Chase & Co.:
500,000	6.625%, 03/15/2012	537,760
575,000	5.75%, 01/02/2013	625,917
2,000,000	Key Bank NA,
	7.413%, 05/06/2015	2,244,300
2,600,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 06/12/2009; Cost $2,633,817) * f	3,015,984
	Liberty Mutual Group:
1,021,000	7.25%, 09/01/2012 (Acquired 08/03/2004 through 09/24/2010; Aggregate Cost $1,064,829) *	1,092,714
500,000	5.75%, 03/15/2014 (Acquired 09/03/2009; Cost $450,046) *	525,609
1,650,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020 (Acquired 02/09/2010; Cost $1,608,471) * f	1,728,507
1,650,000	Manulife Financial Corporation
	4.90%, 09/17/2020 f	1,649,955
	Marsh & McLennan Companies, Inc.:
1,825,000	6.25%, 03/15/2012	1,927,123
700,000	4.85%, 02/15/2013	737,582
775,000	5.375%, 07/15/2014	837,020
500,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033 (Callable 01/15/2013)(Acquired 01/11/2008; Cost $500,000) *	225,000
	Merrill Lynch & Company.:
1,000,000	5.70%, 05/02/2017	1,034,237
1,000,000	6.875%, 04/25/2018	1,121,696

2,500,000	Monumental Global Funding II,
	5.65%, 07/14/2011	2,562,863
	Morgan Stanley:
1,000,000	5.625%, 01/09/2012	1,053,094
100,000	4.75%, 04/01/2014	104,437
1,400,000	6.625%, 04/01/2018	1,552,117
750,000	Morgan Stanley Dean Witter & Co.,
	6.75%, 10/15/2013	831,044
534,000	National City Bank of Kentucky Subordinated Notes,
	6.30%, 02/15/2011	544,923
2,320,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	2,455,671
1,260,000	NB Capital Trust IV,
	8.25%, 04/15/2027 (Callable 12/09/2010)	1,291,500
2,500,000	Nomura Holdings Inc.,
	5.00%, 03/04/2015 f	2,700,155
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027 (Callable 12/09/2010)	1,010,000
1,500,000	Pooled Funding Trust I,
	2.74%, 02/15/2012 (Acquired 08/10/2009; Cost $1,514,354) *	1,538,520
	Protective Life Corporation Senior Notes:
3,091,000	5.45%, 09/28/2012	3,313,899
75,000	4.30%, 06/01/2013	77,010
3,125,000	Prudential Financial Inc.,
	5.15%, 01/15/2013	3,335,278
2,000,000	Rabobank Nederland Global Senior Unsecured Notes,
	4.20%, 05/13/2014 (Acquired 05/06/2009; Cost $1,996,340) * f	2,130,860
1,650,000	Regions Bank,
	7.50%, 05/15/2018	1,738,486
3,100,000	Royal Bank of Scotland Group PLC,
	5.625%, 08/24/2020 f @	3,250,238
1,800,000	Santander Financial Issuances,
	6.375%, 02/15/2011 f	1,835,114
1,300,000	Schwab Capital Trust I,
	7.50%, 11/15/2037 (Callable 11/15/2017)	1,332,136
	SLM Corporation:
1,500,000	5.40%, 10/25/2011	1,515,510
250,000	5.375%, 05/15/2014	243,266
1,000,000	Sovereign Bancorp Inc.,
	8.75%, 05/30/2018	1,155,563
1,000,000	St. Paul Travelers, Inc.,
	6.25%, 06/20/2016	1,185,752
459,000	TECO Finance Inc.,
	7.00%, 05/01/2012	497,969
1,046,000	Toll Road Inv. Partnership II,
	0.00%, 02/15/2011 (Acquired 09/28/2004; Cost $1,028,402) * ^	1,024,662

850,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f @	958,021
650,000	Unionbancal Corporation,
	5.25%, 12/16/2013	710,360
1,000,000	Washington Mutual Financial Corporation,
	6.875%, 05/15/2011	1,034,574
3,000,000	Westpac Banking Corporation
	3.00%, 08/04/2015 f	3,064,084
		141,519,988
Industrial - 17.0%
	Allied Waste North America, Inc.:
1,000,000	5.75%, 02/15/2011	1,015,722
1,775,000	Series B, 7.125%, 05/15/2016 (Callable 05/15/2011)	1,901,469
	Ameritech Capital Funding Debentures:
931,500	9.10%, 06/01/2016	1,145,479
1,008,000	6.45%, 01/15/2018	1,166,684
1,000,000	Anadarko Petroleum Corporation Senior Unsecured Notes,
	6.95%, 06/15/2019 @	1,115,871
2,500,000	BP Capital Markets PLC,
	4.75%, 03/10/2019 f @	2,614,188
	British Telecommunications PLC: f
1,100,000	9.125%, 12/15/2010	1,117,371
2,000,000	5.95%, 01/15/2018	2,229,714
	Bunge Limited Finance Corporation:
1,925,000	5.35%, 04/15/2014	2,055,038
1,085,000	5.10%, 07/15/2015	1,148,653
2,900,000	Chevron Phillips Chemical,
	7.00%, 06/15/2014 (Acquired 04/16/2010; Cost $3,241,622) * @	3,353,809
1,250,000	Clear Channel Communications,
	5.50%, 12/15/2016	637,500
	Comcast Cable Holdings:
1,856,000	9.80%, 02/01/2012	2,060,724
125,000	8.375%, 03/15/2013	145,162
525,000	Comcast Corporation,
	6.50%, 01/15/2017 @	624,538
75,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	86,678
3,275,000	Computer Sciences Corporation,
	5.50%, 03/15/2013	3,561,519
1,281,000	COX Communications Inc.,
	7.125%, 10/01/2012	1,418,186
	CSX Corporation:
1,775,000	5.75%, 03/15/2013	1,955,660
450,000	6.25%, 04/01/2015	526,654
1,300,000	Deutsche Telekom International Finance BV,
	6.00%, 07/08/2019 f @	1,546,821
3,000,000	DIRECTV Holdings/Financing,
	7.625%, 05/15/2016 (Callable 05/15/2012)	3,345,000
	Donnelley (R.R.) & Sons Co.:
1,000,000	8.60%, 08/15/2016	1,163,878
875,000	6.125%, 01/15/2017	916,111
1,000,000	7.625%, 06/15/2020	1,043,321
1,000,000	D.R. Horton Inc. Unsubordinated Notes,
	6.50%, 04/15/2016	1,015,000
2,000,000	Enterprise Products Operating LLC,
	7.625%, 02/15/2012	2,150,578
837,074	Federal Express Corporation 1995 Pass-Thru Certificates,
	Series B2, 7.11%, 01/02/2014 (Callable 12/10/2010)	840,004
2,300,000	Fiserv, Inc.,
	6.125%, 11/20/2012	2,509,971
2,000,000	Freeport-McMoRan Copper & Gold Inc.,
	8.375%, 04/01/2017 (Callable 04/01/2012)	2,232,500

1,260,000	GTE Corporation,
	6.84%, 04/15/2018	1,493,576
1,375,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	1,383,594
650,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	652,438
1,195,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 06/20/2001 through 10/19/2006; Aggregate Cost $1,204,491) *	1,217,484
620,000	Highmark Inc. Notes,
	6.80%, 08/15/2013 (Acquired 08/14/2003 through 06/16/2010; Aggregate Cost $635,027) *	676,890
250,000	Historic Time Warner Inc.,
	6.875%, 06/15/2018	302,767
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	2,315,321
2,500,000	Hutchison Whampoa International LTD,
	7.625%, 04/09/2019 (Acquired 10/16/2009 through 04/28/2010; Aggregate Cost $2,833,258) * f	3,079,812
1,000,000	Ingersoll-Rand Company Debentures,
	6.391%, 11/15/2027 f	1,105,467
1,525,000	Johnson Controls Inc.,
	5.50%, 01/15/2016 @	1,728,096
675,000	Laboratory Corporation of America Holdings,
	5.50%, 02/01/2013	727,884
	Lafarge SA: f
1,000,000	5.50%, 07/09/2015 (Acquired 07/06/2010; Cost $999,140) *	1,050,790
625,000	6.50%, 07/15/2016	674,505
180,000	Limited Brands, Inc.,
	5.25%, 11/01/2014 @	183,600
1,225,000	Marathon Global Funding Corporation,
	6.00%, 07/01/2012	1,320,421
75,000	Martin Marietta Materials, Inc.,
	6.60%, 04/15/2018	84,097
1,625,000	Masco Corporation,
	6.125%, 10/03/2016 @	1,652,008
2,000,000	Mosaic Co.,
	7.625%, 12/01/2016 (Callable 12/01/2011) (Acquired 05/19/2010; Cost $2,160,248) *	2,168,484
	Nabors Industries, Inc.:
2,500,000	0.94%, 05/15/2011 @	2,478,125
825,000	6.15%, 02/15/2018	918,207
2,307,000	Nextel Communications Senior Notes, Series E,
	6.875%, 10/31/2013 (Callable 12/10/2010) @	2,321,418
700,000	PCCW-HKT Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $696,731) * f	758,764
925,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014 (Acquired 09/28/2005 through 12/14/2007; Aggregate Cost $929,911) * f	1,027,144
2,045,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	2,260,080
100,000	Qwest Capital Funding, Inc.,
	7.25%, 02/15/2011	102,000
2,093,000	Reed Elsevier Capital Notes,
	4.625%, 06/15/2012	2,193,732
	Rio Tinto Alcan, Inc.: f
127,000	6.45%, 03/15/2011	130,198
450,000	5.00%, 06/01/2015	498,929
1,800,000	Rio Tinto Financial USA Ltd.,
	6.50%, 07/15/2018 f	2,170,643
500,000	Sprint Nextel Corporation:
	6.00%, 12/01/2016	493,750

1,175,000	Sunoco, Inc. Senior Unsecured Notes,
	5.75%, 01/15/2017 @	1,236,393
	TCI Communications, Inc. Debentures:
550,000	7.875%, 08/01/2013	640,890
1,583,000	8.75%, 08/01/2015	1,992,490
1,435,000	Teck Resources Limited,
	10.25%, 05/15/2016 (Callable 05/15/2013) f	1,743,525
	Telecom Italia Capital: f
1,360,000	4.95%, 09/30/2014	1,448,033
725,000	5.25%, 10/01/2015	782,374
	Telefonica Emisiones, S.A.U.: f
1,725,000	6.421%, 06/20/2016 @	2,021,819
1,000,000	6.221%, 07/03/2017	1,167,569
1,000,000	Time Warner Cable, Inc.,
	5.85%, 05/01/2017 @	1,140,214
1,000,000	Time Warner, Inc.:
	4.70%, 01/15/2021 @	1,059,586
1,470,000	Transocean, Inc.,
	6.625%, 04/15/2011 f	1,508,862
500,000	Tyco Electronics Group S. A.,
	6.55%, 10/01/2017 f	584,803
650,000	Tyco International Finance,
	6.00%, 11/15/2013 f	736,704
	United AirLines, Inc. Pass-Thru Certificates:
173,935	Series 1991-A, Class A-2, 10.02%, 03/22/2014	71,314
193,839	Series 2000-2, Class C, 7.762%, 04/29/2049 §	117,757
1,500,000	Vale Overseas Limited,
	6.25%, 01/23/2017 @ f	1,716,998
250,000	Verizon Communications, Inc. Senior Unsecured Notes,
	5.55%, 02/15/2016 @	289,291
1,050,000	Verizon New York Inc., Series A,
	6.875%, 04/01/2012	1,132,562
500,000	Viacom Inc.,
	6.25%, 04/30/2016	586,487
2,000,000	Vulcan Materials Co.,
	7.00%, 06/15/2018 @	2,257,960
25,000	Waste Management, Inc.,
	5.00%, 03/15/2014	27,500
1,450,000	Wellpoint, Inc.,
	6.80%, 08/01/2012	1,589,889
500,000	Willamette Industries, Inc. Notes,
	6.60%, 06/05/2012	527,240
1,000,000	Williams Partners LP,
	5.25%, 03/15/2020	1,087,075
		109,281,362
Other Government Related Securities - 2.2%
375,000	Corp Andina De Fomento Notes,
	7.375%, 01/18/2011 f	382,087
1,000,000	Davie Florida Water & Sewer Revenue,
	6.062%, 10/01/2025	1,057,500
1,000,000	Export-Import Bank Korea Notes,
	5.125%, 02/14/2011 f	1,012,649

3,000,000	KFW,
	4.875%, 06/17/2019 f	3,531,564
300,000	Korea Electric Power Corporation,
	6.75%, 08/01/2027 f	344,799
350,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	364,661
2,750,000	PEMEX Project Funding Master Trust,
	9.125%, 10/13/2010 f	2,763,200
2,650,000	United Mexican States,
	5.125%, 01/15/2020 f @	2,961,375
1,495,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	1,645,234
		14,063,069
Residential Mortgage Backed Securities - 7.4%
	Bank of America Alternative Loan Trust:
336,262	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	343,916
924,937	Series 2004-2, Class 5A1, 5.50%, 03/25/2019	934,486
1,232,222	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	1,266,326
52,291	Series 2005-6, Class 7A1, 5.50%, 07/25/2020	50,869
633,770	Series 2006-2, Class 7A1, 6.00%, 03/25/2021	605,569
936,025	Series 2006-3, Class 6A1, 6.00%, 04/25/2036	862,597
997,568	Series 2006-4, Class 3CB4, 6.00%, 05/25/2046	865,552
716,723	Bank of America Funding Corporation,
	Series 2003-3, Class 1A41, 5.50%, 10/25/2033	735,044
	Citicorp Mortgage Securities, Inc.:
997,111	Series 2004-5, Class 1A25, 5.50%, 10/25/2014	1,022,236
11,767	Series 2004-4, Class A2, 5.25%, 06/25/2034	11,787
945,243	Series 2004-4, Class A5, 5.50%, 06/25/2034	951,834
	Countrywide Alternative Loan Trust:
220,359	Series 2005-5R, Class A2, 4.75%, 12/25/2018	225,682
933,479	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	893,697
995,030	Series 2005-85CB, Class 3A1, 5.25%, 02/25/2021 (Acquired 09/26/2007 through 01/28/2009; Aggregate Cost $951,126) *	843,248
1,462,495	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	1,230,420
115,351	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	110,936
93,923	Series 2005-11CB, Class 2A1, 5.50%, 06/25/2035	77,213
756,951	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	744,179
116,686	Countrywide Home Loans, Inc.,
	Series 2003-18, Class A3, 5.25%, 07/25/2033	116,551
	Credit Suisse First Boston Mortgage Securities Corporation:
45,777	Series 2005-11, Class 5A1, 5.25%, 12/25/2020	46,392
99,588	Series 2005-3, Class 3A27, 5.50%, 07/25/2035	102,884
	Federal Gold Loan Mortgage Corporation (FGLMC) Pass-Thru Certificates:
400,607	5.00%, 08/01/2011	413,140
628,040	6.00%, 06/01/2021	681,788
32,274	6.00%, 07/01/2028	35,549

	Federal Home Loan Mortgage Corporation (FHLMC):
772,464	Series 3033, Class LU, 5.50%, 03/15/2013	807,901
905,471	Series 2695, Class UA, 5.50%, 09/15/2014	911,960
891,212	Series R014, Class AL, 5.50%, 10/15/2014	896,291
217,612	Series R001, Class AE, 4.375%, 04/15/2015	221,641
1,553,157	Series R003, Class VA, 5.50%, 08/15/2016	1,664,263
1,998,611	Series 3122, Class VA, 6.00%, 01/15/2017	2,095,750
1,413,297	Series R010, Class VA, 5.50%, 04/15/2017	1,527,901
1,580,019	Series R009, Class AJ, 5.75%, 12/15/2018	1,636,443
3,639	Series 74, Class F, 6.00%, 10/15/2020	3,965
95,953	Series 2673, Class NC, 5.50%, 05/15/2021	98,597
29,979	Series 1395, Class G, 6.00%, 10/15/2022	32,663
1,602,128	Series 2970, Class DA, 5.50%, 01/15/2023	1,643,917
	Federal National Mortgage Association (FNMA):
300,375	Series 2006-B2, Class AB, 5.50%, 05/25/2014	306,618
70,793	Series 2005-6, Class VE, 5.50%, 04/25/2016	74,187
578,273	Series 2006-B1, Class AB, 6.00%, 06/25/2016	596,467
14,775	Series 2003-35, Class TD, 5.00%, 12/25/2016	14,931
18,256	Series 1989-2, Class D, 8.80%, 01/25/2019	22,364
1,334	Series G-29, Class O, 8.50%, 09/25/2021	1,500
103,934	Series 1991-137, Class H, 7.00%, 10/25/2021	117,713
80,512	Series 1992-136, Class PK, 6.00%, 08/25/2022	87,615
53,145	Series 1993-32, Class H, 6.00%, 03/25/2023	58,831
2,845,434	Series 2002-85, Class PD, 5.50%, 05/25/2031	2,920,438
61,867	Series 2004-90, Class YB, 4.00%, 07/25/2032	64,062
1,857,217	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	1,992,736
1,733,278	Series 2004-W10, Class A24, 5.00%, 08/25/2034	1,732,019
	GMAC Mortgage Corporation Loan Trust:
98,844	Series 2003-J1, Class A2, 5.25%, 03/25/2018	102,007
1,113,075	Series 2004-J4, Class A2, 5.50%, 09/25/2034	1,136,614
278,932	Government National Mortgage Association (GNMA),
	Series 1999-4, Class ZB, 6.00%, 02/20/2029	302,861
	J.P. Morgan Alternative Loan Trust:
2,478,434	Series 2005-S1, Class 3A1, 5.50%, 10/25/2020	2,268,283
1,099,420	Series 2006-A1, Class 2A1, 5.799%, 03/25/2036	715,889
1,082,467	Series 2006-S2, Class A2, 5.81%, 05/25/2036	1,090,425
523,030	Lehman Mortgage Trust,
	Series 2006-4, Class 3A1, 5.00%, 08/25/2021	487,881
	Master Alternative Loans Trust:
1,503,495	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	1,527,065
344,164	Series 2004-3, Class 1A1, 5.00%, 03/25/2019	350,491
275,140	Series 2005-3, Class 4A1, 5.50%, 03/25/2020	271,621
49,085	Merrill Lynch Mortgage Investors Inc.,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	48,371
	Residential Accredit Loans, Inc.:
139,416	Series 2004-QS6, Class A1, 5.00%, 05/25/2019	142,691
40,981	Series 2004-QS13, Class CB, 5.00%, 09/25/2019	42,799
233,391	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	237,395
	Washington Mutual, Inc. Pass-Thru Certificates:
1,698,525	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	1,756,616
2,285,280	Series 2004-CB3, Class 3A, 5.50%, 10/25/2019	2,329,105
811,697	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	845,075
541,576	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	559,650
692,583	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	714,231
		47,631,738

Taxable Municipal Bonds - 2.2%
3,375,000	California Qualified School Construction Bonds,
	5.955%, 03/01/2019	3,543,176
	California State:
900,000	5.45%, 04/01/2015	969,480
500,000	5.50%, 03/01/2016	538,130
2,500,000	Contra Costa County California Pension Obligation,
	5.14%, 06/01/2017	2,595,775
5,000,000	Illinois State,
	3.636%, 02/01/2014	5,104,450
1,330,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023 (Callable 06/01/2015)	1,229,479
		13,980,490
Utilities - 8.3%
3,000,000	Ameren Corporation,
	8.875%, 05/15/2014	3,475,307
2,765,000	Baltimore Gas & Electric Co. Senior Unsecured Notes,
	6.125%, 07/01/2013	3,095,882
	Dominion Resources Inc.:
1,380,000	6.25%, 06/30/2012	1,504,010
1,000,000	Series C, 5.15%, 07/15/2015	1,140,030
425,000	6.00%, 11/30/2017	502,996
1,000,000	DTE Energy Co.,
	7.625%, 05/15/2014	1,188,948
2,000,000	Enel Finance International,
	5.70%, 01/15/2013 (Acquired 03/31/2010; Cost $2,138,060) * f	2,157,486
	Energy Transfer Partners:
600,000	5.65%, 08/01/2012	638,341
1,000,000	5.95%, 02/01/2015	1,110,987
515,000	9.70%, 03/15/2019	683,226
2,796,000	Entergy Gulf States, Inc.,
	5.25%, 08/01/2015 (Callable 11/04/2010)	2,800,418
2,500,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	2,578,125
214,585	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $229,575) *	222,400
1,000,000	Korea Hydro & Nuclear Power Company Senior Unsecured Notes,
	6.25%, 06/17/2014 (Acquired 06/10/2009; Cost $989,350) * f	1,121,270
3,139,000	Midamerican Energy Holdings Co.,
	5.875%, 10/01/2012	3,406,200
1,475,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,741,211
2,000,000	National Rural Utilities Corporation,
	10.375%, 11/01/2018	2,864,030
	NiSource Finance Corporation:
2,350,000	7.875%, 11/15/2010	2,366,253
1,100,000	10.75%, 03/15/2016	1,452,970
1,875,000	ONEOK Inc.,
	7.125%, 04/15/2011	1,935,152
935,000	ONEOK Partners LP Notes,
	5.90%, 04/01/2012 @	997,297
	PPL Energy Supply, LLC Senior Notes:
388,000	6.40%, 11/01/2011	409,581
1,775,000	Series A, 5.70%, 10/15/2015 (Callable 10/15/2015)	2,009,763
900,000	Progress Energy Inc. Senior Notes:
	6.85%, 04/15/2012	975,111
	PSE&G Power LLC:
425,000	5.00%, 04/01/2014 @	467,654
144,000	5.32%, 09/15/2016	161,173
220,000	5.125%, 04/15/2020	241,880
773,472	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	902,565
1,000,000	Rockies Express Pipeline LLC,
	5.625%, 04/15/2020 (Acquired 03/17/2010; Cost $999,110) *	1,005,466

2,700,000	Spectra Energy Capital,
	5.668%, 08/15/2014	3,015,311
2,500,000	Trans-Allegheny Interstate Line Company,
	4.00%, 01/15/2015 (Acquired 01/19/2010; Cost $2,490,650) *	2,593,770
2,005,000	Transcontinental Gas Pipe Line Corporation Senior Notes
	8.875%, 07/15/2012	2,247,701
	Vectren Utility Holdings:
1,000,000	6.625%, 12/01/2011	1,052,371
575,000	5.25%, 08/01/2013	622,914
1,000,000	Williams Companies, Inc.,
	6.375%, 10/01/2010 (Acquired 06/28/2010; Cost $1,000,000) *	1,000,000
		53,687,799
U.S. Government Agency Issues - 11.3%
7,000,000	Federal Farm Credit Bank,
	3.00%, 09/22/2014	7,504,105
	Federal Home Loan Mortgage Corporation (FHLMC):
225,000	4.50%, 07/15/2013	248,196
5,000,000	3.00%, 12/30/2014 (Callable 12/30/2010)	5,034,300
	Federal National Mortgage Assocation (FNMA):
17,175,000	3.625%, 02/12/2013	18,364,815
32,125,000	2.75%, 03/13/2014 @	34,023,459
7,500,000	2.625%, 11/20/2014 @	7,907,212
		73,082,087
U.S. Treasury Obligations - 23.2%
	U.S. Treasury Bonds:
9,600,000	2.25%, 05/31/2014	10,087,498
55,850,000	2.375%, 03/31/2016	58,559,619
16,675,000	9.125%, 05/15/2018 @	25,147,984
24,500,000	3.875%, 05/15/2018	27,662,019
10,000,000	7.875%, 02/15/2021	14,817,190
10,000,000	6.25%, 08/15/2023	13,543,750
		149,818,060
	Total Long-Term Investments (Cost $603,781,444)	630,951,909

Shares
SHORT-TERM INVESTMENT - 1.6%
Money Market Mutual Fund - 1.6%
10,016,996	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund, 0.20% «	10,016,996
	Total Short-Term Investment (Cost $10,016,996)	10,016,996

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 11.9%
	Commercial Paper - 0.3%
$2,627,475	Atlantic East Funding LLC, 3.059%, 03/25/2011 † **	1,740,248
	Total Commercial Paper (Cost $2,627,475)	1,740,248
Shares
	Investment Companies - 11.6%
74,949,773	Mount Vernon Securities Lending Trust Prime Portfolio, 0.30% «	74,949,773
	Total Investment Companies (Cost $74,949,773)	74,949,773

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $77,577,248)	76,690,021
	Total Investments (Cost $691,375,688) - 111.4%	717,658,926

	Assets Relating to Securities Lending Investments - 0.1%
	Support Agreement ** ^ α	887,227
	Total (Cost $0)	887,227
	Liabilities in Excess of Other Assets - (11.5)%	(74,308,150)
	TOTAL NET ASSETS - 100.0%	$644,238,003

*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2010.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at fair value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with
	the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount),
	which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at September 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.

These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in pricing the security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$ -	$ 12,671,580	$ -	$ 12,671,580
Commercial Mortgage Backed Securities	-	15,215,736	-	15,215,736
Corporate Debt Securities	-	304,489,149	-	304,489,149
Other Government Related Securities	-	14,063,069	-	14,063,069
Residential Mortgage Backed Securities	-	47,631,738	-	47,631,738
Taxable Municipal Bonds	-	13,980,490	-	13,980,490
U.S. Government Agency Issues	-	73,082,087	-	73,082,087
U.S. Treasury Obligations	-	149,818,060	-	149,818,060
Total Fixed Income	-	630,951,909	-	630,951,909

Short-Term Investments
Money Market Mutual Funds	10,016,996	-	-	10,016,996
Total Short-Term Investments	10,016,996	-	-	10,016,996

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	1,740,248	-	1,740,248
Money Market Mutual Funds	74,949,773	-	-	74,949,773
Total Investments Purchased with
Cash Proceeds from Securities Lending	74,949,773	1,740,248	-	76,690,021

Total Investments	$ 84,966,769	$ 632,692,157	$ -	$ 717,658,926

Assets Relating to Securities Lending Investments	-	887,227	-	887,227

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classificiation from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description		Investments in Securities
Balance as of December 31, 2009		$ 607,755
Accrued discounts/premiums		-
Realized gain (loss)		(77,902)
Change in unrealized appreciation (depreciation)		112,760
Net purchases (sales)		(642,613)
Transfers in and/or out of Level 3 *		-
Balance as of September 30, 2010		$ 0

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Intermediate Municipal Bond Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Principal Amount		Value
Municipal Bonds - 96.9%
Alabama - 2.2%
$1,000,000	Alabama State Public School & College Authority,
	5.00%, 05/01/2019	$1,196,070
1,000,000	Camden Alabama Industrial Development Board Revenue,
	6.125%, 12/01/2024 (Pre-refunded to 12/01/2013)	1,167,980
1,080,000	Gulf Shores Alabama,
	5.00%, 12/15/2018	1,188,680
	Montgomery Alabama Special Care Facility Revenue:
11,385,000	5.00%, 11/15/2021 (Pre-refunded to 11/15/2014)	13,145,006
3,985,000	5.25%, 11/15/2029 (Pre-refunded to 11/15/2014)	4,640,931
		21,338,667
Alaska - 0.1%
1,000,000	Alaska State Housing Finance Corporation,
	5.00%, 06/01/2017 (Insured by NPFGC)	1,101,330
Arizona - 1.9%
	Arizona Health Facilities Authority Hospital Revenue:
3,000,000	6.00%, 02/15/2032 (Pre-refunded to 02/15/2012)	3,243,420
1,415,000	6.375%, 12/01/2037 (Pre-refunded to 12/01/2012)	1,593,545
2,375,000	Arizona School Facilities Board Revenue,
	5.75%, 07/01/2018 (Pre-refunded to 07/01/2014)	2,798,486
1,860,000	Maricopa County Arizona University School District No. 48 Scottsdale,
	4.00%, 07/01/2026 (Pre-refunded to 07/01/2016)	2,125,757
1,540,000	Phoenix Arizona Civic Corporation of Wastewater Systems Revenue,
	5.00%, 07/01/2015 (Partially Pre-refunded, NPFGC Insured)	1,727,464
	Pima County Arizona Industrial Development Authority:
1,000,000	7.125%, 07/01/2024 (Pre-refunded to 07/01/2014)	1,204,150
2,000,000	7.50%, 07/01/2034 (Pre-refunded to 07/01/2014)	2,435,480
2,870,000	7.50%, 07/01/2034 (Pre-refunded 07/01/2014)	3,368,347
		18,496,649
California - 9.3%
4,260,000	Bakersfield California Certificates Participation,
	0.00%, 04/15/2021 (ETM) ^	3,081,471
2,500,000	Coalinga California Regional Medical Center,
	5.125%, 03/01/2032 (Pre-refunded to 03/01/2015)	2,856,325
3,000,000	Contra Costa County California Certificate Participation,
	0.00%, 11/01/2014 (ETM) ^	2,858,490
3,370,000	Golden State Tobacco Securitization Corporation Asset Backed Bonds,
	5.50%, 06/01/2043 (Pre-refunded to 06/01/2013)	3,793,879
	Golden State Tobacco Securitization Corporation Revenue Bonds:
8,280,000	6.25%, 06/01/2033 (Pre-refunded to various dates)	9,175,978
875,000	5.00%, 06/01/2038 (Pre-refunded to 06/01/2013)	973,569
11,950,000	5.625%, 06/01/2038 (Pre-refunded to 06/01/2013)	13,492,266
7,805,000	6.75%, 06/01/2039 (Pre-refunded to 06/01/2013)	9,042,872
7,180,000	6.625%, 06/01/2040 (Pre-refunded to 06/01/2013)	8,295,198
1,570,000	Mount Diablo California Hospital District Revenue,
	5.00%, 12/01/2013 (ETM)	1,667,010
2,975,000	Pittsburg California Redevelopment Agency Residential Mortgage Revenue,
	9.60%, 06/01/2016 (ETM)	4,227,178
1,600,000	Port Oakland California Revenue,
	5.00%, 11/01/2017 (Insured by NPFGC)	1,802,512
	San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue:
6,865,000	0.00%, 01/01/2020 (ETM) ^	5,364,448
14,000,000	0.00%, 01/01/2023 (ETM) ^	9,543,940
17,295,000	San Marcos California Public Facilities Authority Revenue,
	0.00%, 09/01/2019 (ETM) ^	13,150,598
90,000	Santa Rosa California Hospital Revenue,
	10.30%, 03/01/2011 (Callable 12/06/2010) (ETM)	93,644
		89,419,378
Colorado - 6.7%
2,000,000	Adams County Colorado Single Family Mortgage Revenue,
	8.875%, 08/01/2012 (ETM)	2,304,220
1,000,000	Aspen Grove Colorado Business Improvement District,
	7.625%, 12/01/2025 (Pre-refunded 12/01/2011)	1,074,840
805,000	Colorado Educational & Cultural Facilities Authority,
	7.625%, 03/15/2032 (Pre-refunded to 03/15/2013)	925,396
	Colorado Springs Colorado Utilities Revenue Bonds: (ETM)
30,000	5.80%, 11/15/2010	30,187
9,830,000	5.875%, 11/15/2017	11,225,663
1,000,000	Conservatory Metropolitan District Colorado,
	6.75%, 12/01/2034 (Pre-refunded to 12/01/2013)	1,182,790
12,745,000	Dawson Ridge Metropolitan District No. 1 Colorado,
	0.00%, 10/01/2022 (ETM) ^	8,700,247
	Denver Colorado Convention Center & Hotel Authority Revenue Bonds:

1,000,000	5.00%, 12/01/2021 (Pre-refunded to 12/01/2013)	1,122,940
2,950,000	5.00%, 12/01/2022 (Pre-refunded to 12/01/2013)	3,312,673
1,500,000	5.00%, 12/01/2023 (Pre-refunded to 12/01/2013)	1,684,410
5,065,000	5.00%, 12/01/2024 (Pre-refunded to 12/01/2013)	5,687,691
7,975,000	Denver Colorado Health & Hospital Authority Healthcare Revenue,
	6.25%, 12/01/2033 (Pre-refunded to 12/01/2014)	9,645,922
	Regional Transportation District Colorado Sales Tax Revenue:
8,370,000	5.00%, 11/01/2023 (Pre-refunded to 11/01/2013)	9,486,642
6,750,000	5.00%, 11/01/2036 (Pre-refunded to 11/01/2016)	8,159,805
		64,543,426
Connecticut - 0.2%
2,000,000	Bridgeport Connecticut,
	5.375%, 08/15/2013 (Pre-refunded to 08/15/2011)	2,083,300
Delaware - 0.1%
950,000	Delaware State Economic Development Authority Revenue,
	6.75%, 01/01/2013 (ETM)	1,019,094
Florida - 10.0%
4,140,000	Bartram Springs Community Development District Special Assessment,
	6.65%, 05/01/2034 (Pre-refunded to 05/01/2013)	4,632,701
1,925,000	Brevard County Florida School Board,
	5.00%, 07/01/2020 (Callable 07/01/2017) (Insured by AMBAC)	2,080,097
5,000,000	Coral Gables Florida Health Facility Authority Hospital Revenue,
	5.00%, 08/15/2029 (Pre-refunded to 08/15/2014)	5,767,900
2,125,000	Dade County Florida Health Facility Authority Hospital Revenue,
	5.75%, 05/01/2021 (ETM)	2,471,694
8,000,000	Florida State Board of Education,
	5.00%, 06/01/2022	9,237,840
2,500,000	Florida State Department of Management Services,
	5.00%, 08/01/2018	2,861,200
7,850,000	Florida State Mid-Bay Bridge Authority Revenue,
	6.875%, 10/01/2022 (ETM)	10,717,841
1,500,000	Gulf Environmental Services Inc. Florida Revenue Bonds,
	5.00%, 10/01/2018 (ETM)	1,723,305
	Highlands County Florida Health Facilities Revenue:
9,650,000	5.875%, 11/15/2029 (Pre-refunded to 11/15/2013)	11,084,183
5,000,000	5.375%, 11/15/2035 (Pre-refunded to 11/15/2013)	5,666,750
2,000,000	Hillsborough County Florida School Board Master Lease Program,
	5.50%, 07/01/2018 (Insured by NPFGC)	2,289,420
2,000,000	Islands At Doral (SW) Community Development District,
	6.375%, 05/01/2035 (Pre-refunded to 05/01/2013)	2,217,200
300,000	Jacksonville Florida Health Facility Authority Hospital Revenue,
	11.50%, 10/01/2012 (Callable 12/06/2010) (ETM)	365,025
2,240,000	Laguna Lakes Community Development District Special Assessment Revenue Bonds,
	6.40%, 05/01/2033 (Pre-refunded to 05/01/2013)	2,551,898
1,470,000	Miami Beach Florida Resort Tax Revenue,
	6.25%, 10/01/2022 (ETM)	1,901,577
3,000,000	Miami Dade County Florida Entitlement Revenue Bonds,
	5.00%, 08/01/2015 (Insured by NPFGC)	3,321,360
3,000,000	Miami-Dade County Florida School Board,
	5.00%, 05/01/2016 (Insured by NPFGC)	3,279,930
2,020,000	Miami-Dade County Florida Water & Sewer Revenue,
	5.00%, 10/01/2013 (Insured by NPFGC)	2,256,077
3,815,000	Oakstead Florida Community Development District Capital Improvement Revenue Bonds,
	6.875%, 05/01/2033 (Pre-refunded to 05/01/2012)	4,159,609
4,220,000	Orange County Florida Health Facilities Authority Revenue Bond,
	6.25%, 10/01/2013 (ETM)	4,896,550
1,000,000	Orlando Florida Utilities Commission Water & Electric Revenue,
	6.75%, 10/01/2017 (ETM)	1,204,570
1,000,000	Palm Beach County Florida Revenue,
	5.00%, 11/01/2018 (Callable 11/01/2017)	1,144,380
1,000,000	Sarasota County Florida School Board,
	5.00%, 07/01/2015 (Insured by NPFGC)	1,108,200
5,200,000	Seminole County Florida Water & Sewage Revenue,
	6.00%, 10/01/2019 (ETM)	6,345,716
2,990,000	Tallahassee Florida Student Housing Revenue,
	6.625%, 07/01/2022 (Pre-refunded to 07/01/2011)	3,107,238
		96,392,261
Georgia - 2.8%
8,445,000	Atlanta Georgia Water & Wastewater Revenue,
	5.50%, 11/01/2017 (Insured by AGM)	9,728,893
3,330,000	Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates,
	6.375%, 10/01/2028 (ETM)	4,368,261
870,000	Fulton County Georgia Hospital Authority Revenue,
	7.875%, 10/01/2013 (Callable 12/06/2010) (ETM)	952,833
7,470,000	Georgia Municipal Electric Authority Power Revenue,
	6.50%, 01/01/2017 (Insured by AGM)	9,081,289
2,770,000	Northwestern Gwinnett County Georgia Facilities Corporation I Certificate Participation,
	5.75%, 06/15/2019 (Pre-refunded to 06/15/2015)	3,171,207
		27,302,483

Illinois - 9.8%
	Chicago Illinois:
695,000	5.00%, 01/01/2017 (Insured by AGM)	787,463
305,000	5.00%, 01/01/2017 (Pre-refunded to 01/01/2016)	361,626
	Chicago Illinois Board of Education:
4,345,000	5.00%, 12/01/2017 (Insured by AGM)	4,961,034
1,000,000	5.00%, 12/01/2017 (Insured by AMBAC)	1,156,460
1,000,000	6.00%, 01/01/2020 (Insured by NPFGC)	1,160,570
1,440,000	Chicago Illinois Metropolitan Water Reclamation District General Obligation,
	7.00%, 12/01/2010 (ETM)	1,454,990
	Chicago Illinois Public Building Community Building Revenue: (ETM)
4,510,000	7.00%, 01/01/2015	5,092,647
1,555,000	7.00%, 01/01/2020	2,065,242
2,605,000	Cook County Illinois School District No. 097,
	9.00%, 12/01/2015 (Insured by NPFGC)	3,469,782
1,430,000	Cook County Illinois School District No. 100,
	8.10%, 12/01/2016 (ETM)	1,983,939
2,000,000	Cook County Illinois School District No. 159,
	0.00%, 12/01/2022 (ETM) ^	1,333,900
1,000,000	Dupage County Illinois Stormwater Project,
	5.60%, 01/01/2021	1,199,220
12,285,000	Illinois Development Financial Authority,
	0.00%, 07/15/2023 (ETM) ^	7,905,275
2,330,000	Illinois Finance Authority Revenue,
	5.50%, 08/15/2043 (Pre-refunded to 08/15/2014)	2,727,079
1,000,000	Illinois Municipal Electric Agency Power Supply Revenue Bonds,
	5.25%, 02/01/2016 (Insured by NPFGC)	1,146,950
	Illinois State:
1,000,000	5.00%, 01/01/2019	1,098,990
5,000,000	4.00%, 09/01/2019 (Callable 09/01/2018) (Insured by AGM)	5,119,100
3,000,000	6.00%, 11/01/2026 (Insured by NPFGC)	3,497,460
2,100,000	Illinois State Toll Highway Authority Priority Revenue Bonds,
	5.50%, 01/01/2016 (Insured by AGM)	2,479,827
	Illinois State Toll Highway Authority Revenue Bonds:
1,020,000	5.00%, 01/01/2026 (Pre-refunded to 07/01/2016)	1,221,787
1,905,000	5.00%, 01/01/2031 (Pre-refunded to 07/01/2016)	2,281,866
6,750,000	Kane Cook & Dupage Counties Illinois Community United School District No. 303,
	5.00%, 01/01/2014 (Insured by AGM)	7,530,368
2,130,000	Kane Cook & Dupage Counties Illinois School District No. 46 Elgin,
	0.00%, 01/01/2013 (Insured by AGM) ^	2,056,259
1,000,000	Kane McHenry Cook & Dekalb Counties Illinois School District No. 300,
	9.00%, 01/01/2015 (Insured by AMBAC)	1,271,850
	Lake County Illinois Community Consolidated School District:
1,755,000	0.00%, 12/01/2012 (Insured by NPFGC) ^	1,662,775
1,920,000	0.00%, 12/01/2013 (Insured by NPFGC) ^	1,764,192
1,875,000	0.00%, 12/01/2014 (Insured by NPFGC) ^	1,650,675
1,025,000	Lake County Illinois Community High School District No. 124 Grant,
	5.00%, 12/01/2017	1,213,282
1,000,000	Lake County Illinois Community High School District No. 128,
	5.00%, 01/01/2013	1,093,230
	McHenry & Kane Counties Illinois Community School District No. 158:
1,870,000	0.00%, 01/01/2013 (Insured by NPFGC) ^	1,767,262
1,970,000	0.00%, 01/01/2016 (Insured by NPFGC) ^	1,632,441
	Metropolitan Pier & Exposition Authority Illinois:
1,805,000	5.50%, 06/15/2016 (ETM)	2,192,118
2,000,000	5.50%, 12/15/2023 (ETM)	2,452,680
2,000,000	Northwest Suburban Illinois Municipal Joint Action Revenue,
	5.00%, 05/01/2014 (ETM)	2,301,340
4,705,000	Regional Transportation Authority Illinois,
	6.00%, 07/01/2022 (Insured by NPFGC)	5,722,550
2,745,000	Round Lake Illinois,
	6.70%, 03/01/2033 (Pre-refunded to 03/01/2013)	3,144,782
	Southern Illinois University Revenue:
1,000,000	5.25%, 04/01/2018	1,119,300
1,390,000	5.25%, 04/01/2019 (Insured by NPFGC)	1,551,087
950,000	Winnebago & Boone Counties Illinois School District No. 205,
	5.00%, 02/01/2013 (Insured by AMBAC)	1,025,582
1,360,000	Winnebago County Illinois School District No. 122,
	0.00%, 01/01/2018 (Insured by AGM) ^	1,036,347
		94,693,327
Indiana - 1.2%
	Hammond Indiana Multi-School Building Corporation Revenue Bonds:
1,000,000	6.00%, 01/15/2018 (ETM)	1,173,520
1,330,000	5.00%, 07/15/2018 (Insured by NPFGC)	1,564,679
1,000,000	Indiana State Office Building Commisions Facilities Revenue Bonds,
	5.25%, 07/01/2017	1,161,460
835,000	Indiana Toll Road Commission,
	9.00%, 01/01/2015 (ETM)	985,217
3,460,000	Indianapolis Local Public Improvement Bond Waterworks Project,
	5.50%, 07/01/2018 (Insured by NPFGC)	4,103,145
1,650,000	Purdue University Indiana Revenue,
	5.00%, 07/01/2015	1,920,584

1,000,000	South Bend Indiana Community School Building Corporation,
	5.00%, 07/15/2017 (Insured by NPFGC)	1,162,390
		12,070,995
Iowa - 1.8%
1,010,000	Des Moines Iowa Metropolitan Wastewater Reclamation Authority,
	5.00%, 06/01/2015 (Callable 06/01/2014) (Insured by NPFGC)	1,127,241
3,325,000	Iowa Financial Authority Health Care Facility Revenue Bonds,
	9.25%, 07/01/2025 (Pre-refunded to 07/01/2011)	3,604,533
260,000	Muscatine Iowa Electric Revenue,
	6.70%, 01/01/2013 (Callable 01/01/2011) (ETM)	278,910
	Tobacco Settlement Authority Iowa Revenue Bonds:
4,650,000	5.30%, 06/01/2025 (Pre-refunded to 06/01/2011)	4,843,161
2,855,000	5.60%, 06/01/2035 (Pre-refunded to 06/01/2011)	2,979,193
2,000,000	Wapello County Iowa Hospital Revenue,
	6.25%, 10/01/2022 (Pre-refunded to 10/01/2012)	2,209,180
2,000,000	Waterloo Iowa Cmmunity School District,
	3.75%, 05/01/2012	2,031,400
		17,073,618
Kansas - 0.2%
1,865,000	Wyandotte County Kansas Revenue,
	5.00%, 09/01/2019 (Callable 03/01/2019) (Insured by BHAC)	2,190,200
Kentucky - 0.5%
3,340,000	Jefferson County Kentucky School District Financial School Building Revenue Bonds,
	5.50%, 01/01/2018	4,073,731
1,035,000	Kentucky Economic Development Finance Authority Health System Revenue,
	5.80%, 10/01/2014 (Pre-refunded to 10/01/2013)	1,197,309
		5,271,040
Louisiana - 1.5%
1,000,000	Houma-Terrebonne Public Trust Financing Authority Single Family Mortgage Revenue,
	7.30%, 04/01/2011 (ETM)	1,033,560
	Louisiana Public Facilities Authority Revenue:
530,000	5.50%, 05/15/2027 (Pre-refunded to 05/15/2026)	644,761
10,150,000	5.50%, 05/15/2032 (Pre-refunded to 05/15/2026)	12,644,869
		14,323,190
Maine - 0.5%
4,340,000	Maine Health & Higher Education Facilities Authority,
	5.00%, 07/01/2035 (Pre-refunded to 07/15/2015)	5,104,014
Massachusetts - 2.2%
5,820,000	Massachusetts State,
	5.00%, 08/01/2020 (Pre-refunded to 08/01/2016)	6,987,434
3,000,000	Massachusetts State Health & Educational Facilities Authority Revenue,
	6.35%, 07/15/2032 (Pre-refunded to 07/15/2012)	3,321,150
	Massachusetts State Obligations Tax Revenue:
1,000,000	5.25%, 01/01/2026 (Pre-refunded to 01/01/2014)	1,136,130
1,835,000	5.75%, 01/01/2032 (Pre-refunded to 01/01/2014)	2,113,975
	Massachusetts State Water Resources Authority: (ETM)
4,105,000	5.25%, 12/01/2015	4,586,270
2,200,000	6.50%, 07/15/2019	2,708,992
		20,853,951
Michigan - 2.3%
1,550,000	Clarkston Michigan Community Schools,
	5.00%, 05/01/2013 (Insured by AGM)	1,677,364
1,000,000	Cornell Twp Michigan Economic Development Revenue,
	5.875%, 05/01/2018 (Pre-refunded to 05/01/2012)	1,079,450
1,000,000	Detroit Michigan City School District,
	5.00%, 05/01/2016 (Callable 05/01/2015) (Insured by AGM)	1,091,090
2,185,000	Detroit Michigan Sewer Disposal Revenue,
	5.00%, 07/01/2030 (Pre-refunded to 07/01/2015)	2,564,141
1,550,000	Harper Creek Michigan Community School District,
	5.00%, 05/01/2016 (Callable 05/01/2015) (Insured by AGM)	1,755,809
1,390,000	Jenison Michigan Public Schools,
	5.25%, 05/01/2015 (Insured by NPFGC)	1,558,635
	Livonia Michigan Public Schools School District:
4,295,000	5.00%, 05/01/2017	4,701,264
3,000,000	5.00%, 05/01/2022 (Callable 05/01/2014) (Insured by NPFGC)	3,176,700
4,000,000	Michigan State Housing Development Authority,
	4.75%, 06/01/2016	4,284,040
		21,888,493
Minnesota - 0.6%
1,040,000	Centennial Independent School District No. 12 Minnesota,
	5.00%, 02/01/2014 (Pre-refunded to 02/01/2012, AGM Insured)	1,093,643
1,125,000	Minnesota State Housing Finance Agency Homeownership Finance Bond,
	4.25%, 07/01/2028	1,187,359
1,215,000	Robbinsdale Independent School District No. 281,
	5.00%, 07/01/2020 (Pre-refunded to 02/01/2012, AGM Insured)	1,277,670
1,960,000	Western Minnesota Municipal Power Agency,
	6.375%, 01/01/2016 (ETM)	2,246,180
		5,804,852

Mississippi - 0.3%
1,110,000	Mississippi Development Bank Special Obligations,
	5.25%, 10/01/2030 (Pre-refunded to 10/01/2015)	1,316,993
850,000	Mississippi Housing Financial Corporation,
	0.00%, 06/01/2015 (ETM) ^	790,747
1,000,000	Mississippi State,
	5.00%, 11/01/2021 (Pre-refunded to 11/01/2012)	1,087,650
		3,195,390
Missouri - 0.4%
1,000,000	St. Charles County Missouri Francis Howell School District,
	4.50%, 03/01/2018	1,164,540
2,000,000	St. Louis County Industrial Development Authority,
	6.625%, 11/15/2035 (Pre-refunded to 11/15/2013)	2,359,960
		3,524,500
Nebraska - 1.3%
1,640,000	Nebraska Public Power District Revenue,
	5.00%, 01/01/2015 (Insured by NPFGC)	1,870,502
9,150,000	Omaha Nebraska Public Electric Power District Revenue,
	6.20%, 02/01/2017 (ETM)	10,727,277
		12,597,779
Nevada - 0.5%
2,080,000	Las Vegas Clark County Nevada Library District,
	5.00%, 01/01/2017	2,337,650
1,965,000	Reno Nevada Capital Improvement Revenue,
	5.50%, 06/01/2019 (Pre-refunded to 06/01/2012)	2,124,047
		4,461,697
New Jersey - 2.3%
	New Jersey Economic Development Authority Revenue Bonds:
2,250,000	6.375%, 04/01/2018 (Pre-refunded to 05/15/2014)	2,676,083
3,000,000	6.375%, 04/01/2031 (Pre-refunded to 05/15/2014)	3,568,110
1,300,000	New Jersey Sports & Exposition Authority State Contract Bonds,
	6.50%, 03/01/2013 (ETM)	1,402,076
	New Jersey State Transportation Trust Fund Authority:
2,595,000	5.50%, 12/15/2015 (Insured by AMBAC)	3,036,721
1,000,000	6.00%, 12/15/2017 (Pre-refunded to 12/15/2011)	1,066,660
5,000,000	5.25%, 12/15/2020	5,842,700
	New Jersey State Turnpike Authority,
1,630,000	6.50%, 01/01/2016 (ETM)	1,913,461
2,500,000	Tobacco Settlement Financing Corporation,
	6.25%, 06/01/2043 (Pre-refunded to 06/01/2013)	2,867,250
		22,373,061
New Mexico - 0.4%
	New Mexico Mortgage Financial Authority:
1,500,000	4.625%, 09/01/2025	1,578,615
1,200,000	4.50%, 09/01/2028	1,280,532
1,000,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue,
	5.25%, 07/01/2025 (Pre-refunded to 07/01/2015)	1,177,420
		4,036,567
New York - 6.2%
2,000,000	Long Island Power Authority and Electric System Revenue,
	5.00%, 12/01/2017 (Insured by NPFGC)	2,302,040
13,230,000	Metropolitan Transit Authority New York,
	6.00%, 04/01/2020 (ETM)	16,925,138
4,730,000	New York City, New York Transitional Financial Authority Building Aid Revenue Bonds,
	5.00%, 01/15/2015 (Insured by AGM)	5,396,457
	New York, New York:
1,000,000	5.00%, 03/01/2016 (Callable 03/01/2015) (Insured by FGIC-TCRS)	1,152,350
5,000,000	5.00%, 08/01/2017	5,896,100
1,125,000	5.25%, 08/15/2021	1,310,468
2,000,000	New York State Dormitory Authority and Personal Income Tax Revenue,
	5.00%, 12/15/2017	2,415,020
	New York State University Dormitory Authority Revenues:
1,800,000	5.50%, 05/15/2013 (Insured by NPFGC)	1,943,874
4,730,000	5.25%, 05/15/2015	5,395,984
185,000	TSASC Inc. New York,
	4.75%, 06/01/2022 (Callable 06/01/2016)	184,824
12,775,000	Westchester Tobacco Asset Securitization Corp. New York,
	6.95%, 07/15/2039 (Pre-refunded to 07/15/2017)	17,038,911
		59,961,166
North Carolina - 2.9%
	North Carolina Eastern Municipal Power Agency Power Systems Revenue:
2,980,000	5.00%, 01/01/2017 (ETM)	3,481,296
5,700,000	6.40%, 01/01/2021 (ETM)	7,205,769
4,900,000	4.50%, 01/01/2024 (Pre-refunded to 01/01/2022)	5,744,172
1,060,000	6.00%, 01/01/2026 (Pre-refunded to 01/01/2022)	1,408,019
6,495,000	North Carolina Medical Care Community Hospital Revenue,
	5.25%, 11/01/2029 (Pre-refunded to 11/01/2014)	7,428,721
1,730,000	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
	5.50%, 01/01/2013 (ETM)	1,828,108
1,000,000	North Carolina State,
	5.00%, 05/01/2016 (Pre-refunded to 05/01/2013)	1,114,590
		28,210,675

Ohio - 0.4%
1,000,000	Akron Ohio Community Learning Center Income Tax Revenue,
	5.25%, 12/01/2016 (Callable 12/01/2013) (Insured by NPFGC)	1,106,970
2,000,000	Cincinnati Ohio City School District,
	5.00%, 12/01/2016 (Insured by AGM)	2,366,180
105,000	Miamisburg Ohio Water Revenue,
	7.00%, 11/15/2016 (Callable 12/06/2010) (ETM)	119,044
		3,592,194
Oklahoma - 0.4%
1,000,000	Cherokee County Oklahoma Economic Development Authority,
	0.00%, 11/01/2011 (ETM) ^	991,790
2,360,000	Tulsa County Oklahoma Home Financing Authority Single Family Mortgage Revenue,
	6.90%, 08/01/2011 (Callable 02/01/2011) (ETM)	2,485,363
		3,477,153
Pennsylvania - 4.1%
1,275,000	Central Dauphin Pennsylvania School District,
	6.75%, 02/01/2024 (Pre-refunded to 02/01/2016)	1,629,667
1,250,000	Erie Pennsylvania Sewer Authority Revenue,
	5.125%, 06/01/2020 (ETM)	1,489,875
6,780,000	Pennsylvania Convention Center Authority Revenue Bonds,
	6.00%, 09/01/2019 (ETM)	8,405,369
	Pennsylvania Housing Finance Agency:
2,130,000	3.70%, 04/01/2018	2,170,513
1,760,000	3.75%, 10/01/2018	1,795,358
1,025,000	3.90%, 04/01/2019	1,048,073
1,675,000	3.90%, 10/01/2019 (Callable 04/01/2019)	1,712,704
3,390,000	Pennsylvania State Higher Education Facilities Authority Revenue,
	5.00%, 01/01/2029 (Pre-refunded to 01/01/2013)	3,724,390
3,000,000	Pennsylvania State Public School Building Authority Lease Revenue,
	5.00%, 11/15/2034 (Pre-refunded to 11/15/2014)	3,470,310
1,790,000	Philadelphia Pennsylvania Authority For Industrial Development Revenue,
	5.25%, 01/01/2027 (Pre-refunded to 01/01/2017)	2,161,067
3,135,000	Philadelphia Pennsylvania Gas Works,
	7.00%, 05/15/2020 (ETM)	3,782,033
	Pittsburgh Pennsylvania Water & Sewer Authority Revenue Bonds:
1,130,000	7.25%, 09/01/2014 (ETM)	1,300,042
4,500,000	5.00%, 09/01/2029 (Pre-refunded to 09/01/2015)	5,260,725
1,500,000	St. Mary Hospital Authority Pennsylvania Health Revenue,
	5.375%, 11/15/2034 (Pre-refunded to 11/15/2014)	1,757,700
		39,707,826
Puerto Rico - 0.3%
1,625,000	Puerto Rico Public Building Authority,
	5.50%, 07/01/2022 (Pre-refunded to 07/01/2014)	1,890,070
1,080,000	Puerto Rico Public Finance Corporation,
	6.00%, 08/01/2026 (ETM)	1,437,113
		3,327,183
South Carolina - 1.9%
4,500,000	Lexington County South Carolina Health Services District Hospital Revenue,
	5.50%, 11/01/2032 (Pre-refunded to 11/01/2013)	5,146,470
5,875,000	Piedmont Municipal Power Agency South Carolina Electric Revenue,
	6.75%, 01/01/2020 (ETM)	7,894,355
	South Carolina Jobs Economic Development Authority Hospital Facilities Revenue:
2,575,000	7.00%, 08/01/2030 (Pre-refunded to 08/01/2013)	3,003,042
2,255,000	6.375%, 08/01/2034 (Pre-refunded to 08/01/2013)	2,590,747
		18,634,614
South Dakota - 0.1%
1,195,000	Heartland Consumers Power District,
	7.00%, 01/01/2016 (ETM)	1,386,224
Tennessee - 0.9%
1,000,000	Metropolitan Government Nashville & Davidson County Tennessee H&E,
	0.00%, 06/01/2021(ETM) ^	716,750
1,545,000	Metropolitan Government Nashville & Davidson County Tennessee Water & Sewer Revenue,
	6.50%, 12/01/2014 (ETM)	1,898,511
5,000,000	Shelby County Tennessee Health Educational & Housing Facilities Revenue,
	5.50%, 08/15/2019 (ETM)	5,816,400
		8,431,661
Texas - 14.1%
1,125,000	Barbers Hill Texas Independent School District General Obligation,
	5.00%, 02/15/2017 (Callable 02/15/2015) (PSF Guaranteed)	1,274,310
6,060,000	Capital Area Housing Finance Corporation Texas,
	0.00%, 01/01/2016 (ETM) ^	5,511,267
1,500,000	Central Texas Housing Finance Corporation,
	0.00%, 09/01/2016 (ETM) ^	1,337,580
1,000,000	Copperas Cove Texas Independent School District,
	5.00%, 08/15/2016 (Callable 08/15/2015) (PSF Guaranteed)	1,160,420
1,500,000	Cypress-Fairbanks Texas Independent School District,
	5.00%, 02/15/2017 (Callable 02/15/2016) (PSF Guaranteed)	1,732,605
2,410,000	Dallas Texas Independent School District,
	5.00%, 02/15/2020	2,939,260
1,355,000	El Paso Texas Waterworks & Sewer Revenue,
	5.00%, 08/15/2018	1,614,537

1,625,000	Frisco Texas Independent School District,
	6.00%, 08/15/2018 (Callable 08/15/2016) (PSF Guaranteed)	1,969,744
1,000,000	Georgetown Texas Independent School District,
	5.00%, 02/15/2016 (Callable 02/15/2015) (PSF Guaranteed)	1,143,560
	Harris County Texas:
2,000,000	5.25%, 10/01/2017 (Pre-refunded to 10/01/2013)	2,271,240
1,500,000	5.00%, 10/01/2019	1,804,230
2,610,000	5.75%, 10/01/2028 (Pre-refunded to 10/01/2018)	3,289,775
	Harris County Texas Health Facilities Development Corporation Hospital Revenue: (ETM)
8,000,000	5.50%, 10/01/2013	8,600,080
3,720,000	5.50%, 10/01/2019	4,470,175
10,960,000	Houston Texas Health Facilities Corporate Facilities Revenue,
	7.125%, 02/15/2034 (Pre-refunded to 02/15/2014)	13,230,363
1,595,000	Houston Texas Sewer System Revenue,
	9.375%, 10/01/2013 (Callable 04/01/2011) (ETM)	1,794,965
3,000,000	Houston Texas Utility System Revenue,
	5.25%, 05/15/2015 (Insured by NPFGC)	3,470,730
	Houston Texas Water & Sewer System Revenue Bonds:
9,550,000	5.50%, 12/01/2029 (ETM)	12,323,988
1,000,000	5.00%, 12/01/2030 (Pre-refunded to 12/01/2012)	1,092,730
1,315,000	La Porte Texas Independent School District,
	5.00%, 02/15/2018 (Callable 02/15/2015) (Insured by NPFGC)	1,472,511
3,425,000	Lubbock Texas,
	5.00%, 02/15/2021	3,920,529
1,735,000	Lufkin Texas Independent School District,
	5.00%, 08/15/2015 (Callable 08/15/2014) (PSF Guaranteed)	1,987,252
1,050,000	Magnolia Texas Independant School District,
	5.00%, 08/15/2016 (PSF Guaranteed)	1,250,246
1,265,000	Mission Consolidation Independent School District,
	5.00%, 02/15/2019 (Callable 02/15/2015) (PSF Guaranteed)	1,398,723
1,125,000	North Central Texas Health Facilities Revenue,
	5.75%, 02/15/2015 (ETM)	1,317,263
1,210,000	Pearland Texas Waterworks & Sewage,
	5.25%, 03/01/2023 (Pre-refunded to 03/01/2014)	1,391,851
2,035,000	Retama Texas Development Corporation Special Facilites Revenue,
	8.75%, 12/15/2018 (ETM)	2,973,888
1,295,000	Rockwall Texas Independent School District,
	5.00%, 02/15/2015 (PSF Guaranteed)	1,508,261
11,565,000	San Antonio Texas Electric & Gas Revenue,
	5.65%, 02/01/2019 (ETM)	14,090,564
2,100,000	San Antonio Texas Hotel Occupancy Tax Revenue Bonds,
	0.00%, 08/15/2015 (ETM) ^	1,941,576
2,000,000	San Antonio Texas Independent School District,
	5.00%, 08/15/2017 (Callable 08/15/2015) (PSF Guaranteed)	2,295,560
1,000,000	Spring Texas Independent School District,
	5.00%, 08/15/2019 (Callable 08/15/2018) (PSF Guaranteed)	1,188,380
7,775,000	Tarrant County Texas Health Facilities Revenue,
	6.00%, 09/01/2024 (ETM)	9,886,224
1,800,000	Tarrant County Texas Housing Finance Corporation Revenue Bonds,
	0.00%, 09/15/2016 (ETM) ^	1,599,174
95,000	Texas Public Building Authority Revenue,
	7.125%, 08/01/2011 (ETM)	96,811
	Texas State:
6,285,000	5.00%, 10/01/2018	7,562,678
3,965,000	5.00%, 04/01/2020	4,547,102
1,900,000	Trinity River Authority Texas Revenue,
	5.50%, 02/01/2021 (Pre-refunded to 02/01/2013)	2,116,239
1,000,000	University of Houston Texas,
	5.25%, 02/15/2012 (AGM Insured)	1,061,100
1,225,000	University of Texas Revenue Bonds,
	5.25%, 02/15/2012 (Pre-refunded to 08/15/2016)	1,445,831
		136,083,322
Utah - 0.1%
500,000	Salt Lake City Utah Hospital Revenue,
	8.125%, 05/15/2015 (Callable 12/06/2010) (ETM)	582,785
Virginia - 0.6%
1,095,000	Bristol Virginia Utility Systems General Obligations,
	5.50%, 11/01/2018 (ETM)	1,324,304
3,695,000	Tobacco Settlement Financing Corporation Revenue,
	5.625%, 06/01/2037 (Pre-refunded to 06/01/2015)	4,420,144
		5,744,448
Washington - 1.4%
1,000,000	Snohomish County Washington Public Utilities Revenue,
	6.80%, 01/01/2020 (Callable 12/06/2010) (ETM)	1,267,310
10,000,000	Washington State,
	5.00%, 01/01/2021	12,015,299
		13,282,609
West Virginia - 1.7%
7,365,000	Berkeley Brooke Fayette Counties West Virginia Single Family Mortgage Revenue,
	0.00%, 12/01/2014 (ETM) ^	6,984,671
8,390,000	West Virginia State Building Community Lease Revenue Bonds,
	7.00%, 07/01/2013 (ETM)	9,831,318
		16,815,989

Wisconsin - 2.7%
	Badger Tobacco Asset Securitization Corporation Wisconsin:
960,000	5.75%, 06/01/2012 (ETM)	1,040,813
5,115,000	6.125%, 06/01/2027 (Callable 06/01/2012) (Pre-refunded to various dates)	5,480,825
11,950,000	6.375%, 06/01/2032 (Pre-refunded to 06/01/2012)	13,078,796
3,000,000	Ladysmith-Hawkins Wisconsin School District General Obligation,
	5.20%, 04/01/2018 (Callable 04/01/2016) (Insured by NPFGC)	3,120,330
3,320,000	Wisconsin State Health & Educational Facilities Revenue,
	5.00%, 12/01/2019 (Callable 12/01/2014) (Insured by NPFGC)	3,458,676
		26,179,440
	TOTAL MUNICIPAL BONDS (Cost $891,884,172)	936,576,551

Shares
SHORT-TERM INVESTMENTS - 1.9%
Money Market Mutual Fund - 1.9%
18,507,490	Goldman Sachs Financial Square Funds, 0.15% «	18,507,490
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,507,490)	18,507,490
	Total Investments (Cost $910,391,662) - 98.8%	955,084,041
	Other Assets in Excess of Liabilities - 1.2%	11,451,622
	TOTAL NET ASSETS - 100.0%	$966,535,663

ETM - Escrowed to Maturity
^ Non-Income Producing
« 7-Day Yield

Summary of Fair Value Exposure at September 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.

These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in pricing the security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$ -	$ 936,576,551	$ -	$ 936,576,551
Total Fixed Income	-	936,576,551	-	936,576,551

Short-Term Investments
Money Market Mutual Funds	18,507,490	-	-	18,507,490
Total Short-Term Investments	18,507,490	-	-	18,507,490

Total Investments	$ 18,507,490	$ 936,576,551	$ -	$ 955,084,041

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classificiation from the most recent annual report.

Baird Aggregate Bond Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 98.2%
Asset Backed Securities - 4.5%
	Bayview Financial Acquisition Trust:
$1,683,864	Series 2006-A, Class 1A2, 5.483%, 02/28/2041	$1,679,185
2,500,000	Series 2007-B, Class 1A2, 6.831%, 08/28/2047	1,286,350
471	Contimortgage Home Equity Trust,
	Series 1997-2, Class A9, 7.09%, 04/15/2028	465
	Countrywide Asset-Backed Certificates:
1,817,905	Series 2006-S2, Class A2, 5.627%, 07/25/2027	1,580,318
1,345,037	Series 2005-17, Class 1AF2, 5.363%, 03/25/2030	1,084,727
7,422,430	Series 2004-15, Class AF6, 4.613%, 04/25/2035	7,309,564
10,555,835	Series 2005-1, Class AF6, 5.03%, 07/25/2035	10,737,438
13,192,860	Series 2005-11, Class AF3, 4.778%, 02/25/2036	10,738,066
4,636,736	Series 2005-10, Class AF6, 4.915%, 02/25/2036	3,294,864
5,483,631	Series 2005-13, Class AF3, 5.43%, 04/25/2036	3,899,372
1,925,162	Series 2005-17, Class 1AF5, 5.564%, 05/25/2036	1,292,746
1,995,039	Series 2007-S1, Class A6, 5.693%, 11/25/2036	1,186,009
5,992,893	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	5,690,863
1,500,000	Series 2006-10, Class 1AF3, 5.971%, 09/25/2046	953,991
574,545	Credit Based Asset Servicing and Securities,
	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	563,087
2,200,000	Discover Card Master Trust I,
	Series 2003-4, Class A2, 1.32%, 05/15/2013	2,200,148
135,371	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09/25/2027	128,850
2,971,078	FedEx Corporation Pass-Thru Certificates,
	Series 1998-1, 6.845%, 01/15/2019	3,364,745
	GE Capital Mortgage Services, Inc.:
1,318	Series 1997-HE4, Class A7, 6.735%, 12/25/2028	1,302
21,389	Series 1999-HE1, Class A7, 6.265%, 04/25/2029	20,999
	Green Tree Financial Corporation:
711,523	Series 1993-3, Class A7, 6.40%, 10/15/2018	722,142
533,204	Series 1993-4, Class A5, 7.05%, 01/15/2019	548,095
1,609,360	Series 1998-2, Class A5, 6.24%, 12/01/2028	1,625,638
86,116	Series 1997-6, Class A8, 7.07%, 01/15/2029	89,620
1,346,781	Series 1998-3, Class A5, 6.22%, 03/01/2030	1,411,736
821,137	Series 1998-4, Class A5, 6.18%, 04/01/2030	855,265
461,160	GSAA Home Equity Trust,
	Series 2005-1, Class AF2, 4.316%, 11/25/2034	449,963
59,912	IMC Home Equity Loan Trust,
	Series 1997-5, Class A10, 5.749%, 11/20/2028	58,847
79,499	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	76,602
873,604	RAAC Series,
	Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	839,130
3,000,000	Renaissance Home Equity Loan Trust,
	Series 2007-1, Class AF3, 5.612%, 04/25/2037	1,519,935
	Residential Asset Mortgage Products, Inc.:
4,248,871	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	4,291,844
788,310	Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	744,304
	Residential Asset Securities Corporation:
2,063,179	Series 2003-KS2, Class AI6, 3.99%, 04/25/2033	2,036,733
203,279	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	170,558
229,310	Series 2004-KS2, Class AI6, 4.30%, 03/25/2034	227,797
1,270,178	Structured Asset Securities Corporation,
	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035	1,149,919
		73,831,217

Commercial Mortgage Backed Securities - 6.0%
15,675,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4, 5.224%, 07/15/2044	17,259,815
16,275,000	Commercial Mortgage Pass-Through Certificates,
	Series 2005-C6, Class A5A, 5.116%, 06/10/2044	17,764,823
2,859,259	First Union National Bank Commercial Mortgage Securities Inc.,
	Series 2001-C4, Class A2, 6.223%, 12/12/2033	2,966,186
	GE Capital Commercial Mortgage Corporation:
2,045,338	Series 2000-1, Class A2, 6.496%, 01/15/2033	2,050,026
2,865,000	Series 2002-3A, Class AZ, 4.996%, 12/10/2037	3,042,450
6,200,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	6,707,747
10,100,000	GMAC Commercial Mortgage Securities, Inc.,
	Series 2003-C1, Class A2, 4.079%, 05/10/2036	10,586,509
800,000	Government National Mortgage Association (GNMA),
	Series 2004-78, Class C, 4.658%, 04/16/2029	858,071
13,455,000	J.P. Morgan Chase Commercial Mortgage Trust,
	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	14,581,446
1,012,237	Morgan Stanley Dean Witter Capital I,
	Series 2001-TOP1, Class A4, 6.66%, 02/15/2033	1,017,462
3,081,521	Salomon Brothers Mortgage Securities VII,
	Series 2001-C2, Class A3, 6.50%, 11/13/2036	3,191,705
	Wachovia Bank Commercial Mortgage Trust:
2,050,000	Series 2003-C3, Class A2, 4.867%, 02/15/2035	2,181,932
14,160,000	Series 2005-C22, Class A4, 5.439%, 12/15/2044	15,476,056
		97,684,228
Financial - 18.2%
3,500,000	Aegon NV,
	4.75%, 06/01/2013 f	3,716,962
2,450,000	American Express Credit Corporation, Series C,
	7.30%, 08/20/2013	2,816,101
	American General Finance Corporation:
1,000,000	5.85%, 06/01/2013	922,500
500,000	6.90%, 12/15/2017 @	417,500
1,000,000	American International Group Inc.,
	8.175%, 05/15/2058 (Callable 05/15/2038)	1,000,000
2,000,000	Ameriprise Financial, Inc.,
	7.30%, 06/28/2019	2,478,882
250,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11/01/2025	220,745
1,708,000	Arden Realty LP,
	5.25%, 03/01/2015 (Callable 12/01/2014)	1,857,966
300,000	BAC Capital Trust VI,
	5.625%, 03/08/2035	282,757
1,265,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	1,566,381
2,435,000	Bank of Tokyo-Mitsubishi/UFJ NY,
	7.40%, 06/15/2011 f	2,531,996
2,175,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027 (Callable 12/09/2010)	1,612,069
2,500,000	Barclays Bank PLC,
	6.75%, 05/22/2019 f	2,970,918
2,400,000	Bear Stearns Cos., Inc., Series B,
	6.95%, 08/10/2012	2,653,073
1,500,000	BOI Capital Funding II,
	5.571%, 02/01/2049 (Callable 02/01/2016) (Acquired 09/03/2008; Cost $1,056,801) * f	825,000
2,000,000	BOI Capital Funding III,
	6.107%, 02/04/2016 f	1,100,000
5,000,000	CDP Financial Inc.,
	4.40%, 11/25/2019 (Acquired 11/20/2009; Cost $4,987,600) * f	5,326,220
	CIT Group Funding:
126,993	10.25%, 05/01/2013 (Callable 10/21/2010)	132,073
190,489	10.25%, 05/01/2014 (Callable 10/21/2010)	197,975
190,489	10.25%, 05/01/2015 (Callable 11/04/2010)	197,156
317,482	10.25%, 05/01/2016 (Callable 11/04/2010)	328,594
444,475	10.25%, 05/01/2017 (Callable 12/23/2010)	460,032
	CIT Group, Inc.:
35,478	7.00%, 05/01/2013 (Callable 12/23/2010) @	35,655
53,217	7.00%, 05/01/2014 (Callable 12/23/2010) @	53,084
53,217	7.00%, 05/01/2015 (Callable 12/23/2010)	52,818
88,694	7.00%, 05/01/2016 (Callable 12/23/2010)	87,364
124,172	7.00%, 05/01/2017 (Callable 12/23/2010)	121,533
2,000,000	Citigroup Capital XXI,
	8.30%, 12/21/2057 (Callable 12/21/2037)	2,100,000
	Citigroup, Inc.:
1,000,000	5.50%, 04/11/2013	1,072,843

3,125,000	6.01%, 01/15/2015	3,435,622
	CNA Financial Corp.:
3,000,000	6.00%, 08/15/2011	3,110,040
5,000,000	6.50%, 08/15/2016	5,428,375
4,930,000	Countrywide Financial Corporation Subordinated Notes,
	6.25%, 05/15/2016	5,306,080
1,000,000	Credit Agricole S.A.,
	6.637%, 05/29/2049 (Callable 05/31/2017) (Acquired 05/23/2007; Cost $1,000,000) * f @	910,000
1,500,000	Credit Suisse New York Branch Senior Notes,
	4.375%, 08/05/2020 f	1,531,892
6,909,000	Daimler Finance North America LLC,
	7.30%, 01/15/2012	7,430,326
330,000	Deutsche Bank Trust Corporation Subordinated Notes,
	7.25%, 10/15/2011	343,520
3,135,000	First Empire Capital Trust I,
	8.234%, 02/01/2027 (Callable 12/09/2010)	3,045,919
1,575,000	First Empire Capital Trust II,
	8.277%, 06/01/2027 (Callable 12/09/2010)	1,530,374
3,749,000	First Hawaiian Capital Trust I, Series B,
	8.343%, 07/01/2027 (Callable 12/09/2010)	3,777,118
666,297	First National Bank of Chicago Pass-Thru Certificates, Series 1993-A,
	8.08%, 01/05/2018	756,460
5,475,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	5,484,160
5,700,000	First Tennessee Bank,
	0.59%, 02/14/2011	5,689,449
1,748,000	First Union Capital I, Series A,
	7.935%, 01/15/2027 (Callable 12/09/2010)	1,793,943
5,107,000	First Union Institutional Capital I, Series A,
	8.04%, 12/01/2026 (Callable 12/09/2010)	5,200,805
1,460,000	First Union Institutional Capital II,
	7.85%, 01/01/2027 (Callable 12/09/2010)	1,517,308
2,500,000	Fleet Capital Trust II,
	7.92%, 12/11/2026 (Callable 12/09/2010)	2,568,750
2,300,000	FMR LLC Notes,
	4.75%, 03/01/2013 (Acquired 02/26/2003 through 12/21/2007; Aggregate Cost $2,256,684) *	2,435,983
	General Electric Capital Corporation:
2,030,000	5.50%, 11/15/2011 (Callable 05/15/2011)	2,038,934
1,389,000	1.146%, 08/02/2012	1,376,892
1,400,000	5.90%, 05/13/2014	1,585,646
2,475,000	4.375%, 09/21/2015	2,675,351
4,700,000	5.625%, 05/01/2018 @	5,216,887
7,060,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004 through 02/17/2010; Aggregate Cost $7,082,527) *	7,323,930
	GMAC Inc.:
336,000	7.50%, 12/31/2013	357,000
403,000	8.00%, 12/31/2018	414,082
	GMAC LLC:
100,000	7.25%, 03/02/2011	101,598
150,000	6.75%, 12/01/2014	154,777
1,180,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034	1,137,496
	The Goldman Sachs Group Inc.:
2,200,000	3.70%, 08/01/2015 @	2,250,844
1,000,000	6.25%, 09/01/2017 @	1,120,793
3,700,000	6.15%, 04/01/2018	4,104,081
2,520,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013 (Acquired 01/05/2009 through 09/23/2010; Aggregate Cost $2,785,772) *	2,835,995
2,800,000	Great West Life & Annuity Insurance,
	7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007; Aggregate Cost $2,783,656) *	2,716,000
2,200,000	Hartford Financial Services Group Inc.,
	8.125%, 06/15/2038 (Callable 06/15/2018)	2,222,000

1,000,000	Holcim US Finance,
	6.00%, 12/30/2019 (Acquired 09/24/2009; Cost $986,740) * f	1,091,168
950,000	HSBC Bank PLC Subordinated Notes,
	6.95%, 03/15/2011 f	976,265
2,100,000	HSBC Holdings PLC Subordinated Notes,
	6.50%, 09/15/2037 f	2,355,003
400,000	HSBC USA Capital Trust I,
	7.808%, 12/15/2026 (Callable 12/09/2010) (Acquired 03/08/2007; Cost $409,685) *	408,000
500,000	HSBC USA Capital Trust II,
	8.38%, 05/15/2027 (Callable 12/09/2010) (Acquired 11/06/2007; Cost $515,032) *	520,648
	Invesco Ltd.: f
3,500,000	5.625%, 04/17/2012	3,693,109
4,235,000	5.375%, 02/27/2013	4,515,853
1,246,000	5.375%, 12/15/2014	1,319,914
7,025,000	Irish Life & Permanent,
	3.60%, 01/14/2013 (Acquired 01/07/2010; Cost $7,021,207) * f	6,637,064
900,000	J.P. Morgan Chase Capital XV,
	5.875%, 03/15/2035	877,975
2,700,000	J.P. Morgan Chase & Co.,
	3.70%, 01/20/2015 @	2,852,086
	Jefferies Group Inc.:
4,000,000	6.875%, 04/15/2021	4,195,576
1,255,000	6.25%, 01/15/2036	1,152,301
6,800,000	John Hancock Mutual Life Insurance Company,
	7.375%, 02/15/2024 (Acquired 08/26/2010; Cost $7,718,488) *	8,146,848
1,250,000	Kaupthing Bank,
	5.75%, 10/04/2011 (Acquired 06/06/2008 through 07/22/2008; Aggregate Cost $969,047) * f	334,375
3,400,000	Key Bank NA,
	7.413%, 05/06/2015	3,815,310
5,000,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 08/24/2009 through 03/10/2010; Aggregate Cost $5,422,005) * f	5,799,969
2,500,000	Liberty Mutual Group,
	10.75%, 06/15/2058 (Callable 06/15/2038) (Acquired 05/21/2008; Cost $2,445,125) *	2,950,000
565,000	Liberty Mutual Insurance Company,
	7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $361,717) *	515,275
	Lincoln National Corporation:
3,947,000	6.20%, 12/15/2011	4,178,436
1,125,000	6.05%, 04/20/2067 (Callable 04/20/2017)	981,563
1,600,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020 (Acquired 02/10/2010; Cost $1,554,680) * f	1,676,128
	Marsh & McLennan Companies, Inc.:
5,000,000	6.25%, 03/15/2012	5,279,790
1,000,000	4.85%, 02/15/2013	1,053,688
1,290,000	5.375%, 07/15/2014	1,393,234
500,000	9.25%, 04/15/2019	655,433
1,000,000	Massachusetts Mutual Life Insurance Company,
	8.875%, 06/01/2039 (Acquired 05/27/2009; Cost $987,100) *	1,366,561
800,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033 (Callable 01/15/2013) (Acquired 01/11/2008; Cost $800,000) *	360,000
	Merrill Lynch & Company:
1,000,000	6.40%, 08/28/2017	1,094,305
1,750,000	6.875%, 04/25/2018	1,962,968
1,275,000	7.75%, 05/14/2038 @	1,478,822
422,000	Metlife Inc.,
	6.50%, 12/15/2032	485,389
1,650,000	Monumental Global Funding Limited,
	5.50%, 04/22/2013 (Acquired 07/09/2010; Cost $1,767,252) * f	1,788,932
	Morgan Stanley:
2,000,000	5.625%, 01/09/2012	2,106,188
1,075,000	4.75%, 04/01/2014	1,122,696
1,000,000	4.00%, 07/24/2015	1,019,141
3,644,000	Morgan Stanley Dean Witter & Co.,
	6.75%, 10/15/2013	4,037,763
1,000,000	NASDAQ OMX Group Inc.,
	4.00%, 01/15/2015	1,033,448
1,310,000	National City Bank of Cleveland Subordinated Notes,
	4.625%, 05/01/2013	1,393,713
2,850,000	National City Bank of Kentucky Subordinated Notes,
	6.30%, 02/15/2011	2,908,297

1,500,000	Nationwide Financial Services,
	6.25%, 11/15/2011	1,557,353
2,950,000	Nationwide Life Global Funding,
	5.35%, 03/15/2011 (Acquired 06/16/2010; Cost $2,998,591) *	2,988,152
4,921,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	5,208,775
4,334,000	NB Capital Trust IV,
	8.25%, 04/15/2027 (Callable 12/09/2010)	4,442,350
2,500,000	North Fork Capital Trust II,
	8.00%, 12/15/2027 (Callable 12/09/2010)	2,525,000
2,750,000	Protective Life Corp.,
	7.375%, 10/15/2019	3,095,554
	Prudential Financial Inc., Series D:
2,500,000	5.10%, 12/14/2011	2,603,043
2,000,000	3.625%, 09/17/2012	2,078,420
1,000,000	Regions Financial Corp.,
	7.75%, 11/10/2014	1,083,220
4,750,000	Regions Financing Trust II,
	6.625%, 05/15/2047 (Callable 05/15/2027)	4,183,577
1,000,000	Republic New York Capital I,
	7.75%, 11/15/2026 (Callable 12/09/2010)	1,020,000
700,000	Republic New York Corporation Debentures,
	9.125%, 05/15/2021	895,452
3,430,000	Santander Financial Issuances,
	6.375%, 02/15/2011 f	3,496,912
1,500,000	Santander Issuances,
	6.50%, 08/11/2019 (Callable 08/11/2014) (Acquired 10/18/2007; Cost $1,734,571) * f	1,569,947
1,100,000	Santander U.S. Debt S.A. Unipersonal,
	2.991%, 10/07/2013 (Acquired 09/27/2010; Cost $1,100,000) * f	1,098,020
8,760,000	Schwab Capital Trust I,
	7.50%, 11/15/2037 (Callable 11/15/2017)	8,976,546
4,761,000	Simon Property Group LP,
	7.75%, 01/20/2011	4,821,131
	SLM Corporation:
3,000,000	5.45%, 04/25/2011	3,029,790
500,000	5.625%, 08/01/2033	384,486
1,500,000	Sovereign Bancorp, Inc.,
	8.75%, 05/30/2018	1,733,345
1,000,000	Symetra Financial Corporation Senior Notes,
	6.125%, 04/01/2016 (Acquired 03/23/2006; Cost $995,570) *	1,034,710
3,000,000	TD Ameritrade Holding Corporation,
	5.60%, 12/01/2019	3,315,042
785,000	TECO Finance Inc.,
	7.00%, 05/01/2012	851,647
2,400,000	Toll Road Inv. Partnership II,
	0.00%, 02/15/2011 (Acquired 06/19/2008; Cost $2,335,152) * ^	2,351,040
1,000,000	Travelers Companies Inc.,
	6.75%, 06/20/2036	1,235,246
560,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f	631,167
1,215,000	UnitedHealth Group, Inc.,
	4.875%, 02/15/2013	1,305,844
750,000	Willis North America Inc.,
	5.625%, 07/15/2015	801,539
4,000,000	Xstrata Finance Canada,
	5.50%, 11/16/2011 (Acquired 06/17/2010; Cost $4,129,954) * f	4,191,244
		298,108,413

Industrial - 13.9%
4,200,000	Acuity Brands Lighting Inc.,
	6.00%, 12/15/2019	4,493,416
6,000,000	Allied Waste North America, Inc., Series B,
	7.125%, 05/15/2016 (Callable 05/15/2011)	6,427,500
	Ameritech Capital Funding Debentures:
1,993,410	9.10%, 06/01/2016	2,451,324
1,500,000	6.45%, 01/15/2018	1,736,138
2,000,000	Anglo American Capital PLC,
	9.375%, 04/08/2019 (Acquired 04/02/2009; Cost $2,000,000) * f	2,696,944
6,000,000	BP Capital Markets PLC,
	4.75%, 03/10/2019 f @	6,274,050
6,482,000	British Telecommunications PLC Notes,
	9.125%, 12/15/2010 f	6,584,364
600,000	Bunge Limited Finance Corporation,
	5.35%, 04/15/2014	640,531
3,700,000	Bunge NA Finance LP,
	5.90%, 04/01/2017	4,007,995
1,000,000	Canadian National Resources,
	6.25%, 03/15/2038 f	1,149,629
3,000,000	CBS Corporation,
	6.625%, 05/15/2011	3,102,867
800,000	Clear Channel Communications,
	5.50%, 12/15/2016	408,000
400,000	Comcast Cable Holdings,
	8.375%, 03/15/2013	464,517
1,000,000	Comcast Corporation,
	6.95%, 08/15/2037 @	1,172,590
2,640,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	3,051,053
1,280,000	Comcast-Cable Holdings,
	7.875%, 08/01/2013	1,491,525
5,875,000	Computer Sciences Corporation,
	5.50%, 03/15/2013	6,388,986
	ConAgra Foods, Inc.:
987,000	5.819%, 06/15/2017	1,141,914
120,000	9.75%, 03/01/2021	168,561
	Continental Airlines, Inc. Pass-Thru Certificates:
82,424	Series 2000-2, Class C, 8.312%, 10/02/2012	83,042
351,290	Series 1997-4, Class A, 6.90%, 07/02/2019	368,854
	COX Communications Inc.:
1,000,000	7.75%, 11/01/2010	1,004,849
2,301,000	7.125%, 10/01/2012	2,547,421
2,000,000	5.45%, 12/15/2014	2,262,440
2,000,000	CVS Caremark Corp.,
	5.75%, 06/01/2017	2,295,170
300,000	Deutsche Telekom International Finance BV,
	8.75%, 06/15/2030 f	420,076
7,000,000	DIRECTV Holdings/Financing,
	7.625%, 05/15/2016 (Callable 05/15/2012)	7,805,000
	Donnelley (R.R.) & Sons Co.:
2,500,000	8.60%, 08/15/2016	2,909,695
1,500,000	6.125%, 01/15/2017	1,570,476
1,000,000	7.625%, 06/15/2020	1,043,321
1,000,000	D.R. Horton Inc. Unsubordinated Notes,
	6.50%, 04/15/2016	1,015,000
6,125,000	Enterprise Products Operating LLC,
	7.625%, 02/15/2012	6,586,145
740,000	FedEx Corporation,
	9.65%, 06/15/2012	838,230
6,850,000	Fiserv, Inc.,
	6.125%, 11/20/2012	7,475,349
3,765,000	Fortune Brands Inc.,
	5.125%, 01/15/2011	3,808,267
8,907,000	Freeport-McMoRan Copper & Gold Inc.,
	8.375%, 04/01/2017 (Callable 04/01/2012)	9,942,438
2,400,000	GTE Corporation,
	6.84%, 04/15/2018	2,844,907
3,500,000	Health Care Services Corporation Notes,
	7.75%, 06/15/2011 (Acquired 06/20/2001 through 06/15/2009; Aggregate Cost $3,582,107) *	3,565,853
650,000	Health Management Association,
	6.125%, 04/15/2016	656,500
1,950,000	Highmark Inc. Notes,
	6.80%, 08/15/2013 (Acquired 08/14/2003 through 12/17/2007; Aggregate Cost $1,969,732) *	2,128,928
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	2,315,322
5,700,000	Hutchison Whampoa International LTD,
	7.625%, 04/09/2019 (Acquired 10/22/2009 through 10/29/2009; Aggregate Cost $6,379,068) * f	7,021,973
850,000	Johnson Controls Inc.,
	6.00%, 01/15/2036	933,520
400,000	Laboratory Corporation of America,
	5.625%, 12/15/2015	453,419

	Lafarge S.A.: f
5,538,000	6.15%, 07/15/2011	5,705,768
900,000	7.125%, 07/15/2036	862,783
1,000,000	Martin Marietta Materials, Inc.,
	6.25%, 05/01/2037	1,038,382
1,000,000	Masco Corporation,
	6.125%, 10/03/2016 @	1,016,620
5,000,000	Mosaic Co.,
	7.625%, 12/01/2016 (Callable 12/01/2011) (Acquired 05/19/2010 through 07/16/2010; Aggregate Cost $5,403,646) *	5,421,210
	Nabors Industries, Inc.:
4,500,000	0.94%, 05/15/2011 @	4,460,625
1,100,000	6.15%, 02/15/2018	1,224,276
1,050,000	New Cingular Wireless Services, Inc.,
	8.75%, 03/01/2031	1,517,320
1,500,000	Nextel Communications, Series D,
	7.375%, 08/01/2015 (Callable 11/19/2010) @	1,507,500
320,000	Pactiv Corporation,
	7.95%, 12/15/2025	269,309
400,000	PCCW-HKT Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $398,132) * f	433,580
4,095,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	4,525,688
1,000,000	Questar Market Resources Inc.,
	6.80%, 03/01/2020	1,041,478
200,000	Qwest Capital Funding, Inc.,
	7.25%, 02/15/2011	204,000
2,000,000	Ralcorp Holdings, Inc.,
	4.95%, 08/15/2020	2,087,050
500,000	Rio Tinto Alcan Inc.,
	5.75%, 06/01/2035 f	546,019
3,700,000	Rio Tinto Financial USA Ltd.,
	6.50%, 07/15/2018 f	4,461,878
1,500,000	SK Telecom,
	6.625%, 07/20/2027 (Acquired 07/13/2007; Cost $1,482,015) * f	1,769,333
	Sprint Capital Corporation:
2,800,000	6.90%, 05/01/2019	2,814,000
358,000	8.75%, 03/15/2032	375,900
3,838,000	Teck Resources Limited,
	10.25%, 05/15/2016 (Callable 05/15/2013) f	4,663,170
	Telecom Italia Capital: f
1,400,000	6.20%, 07/18/2011	1,450,471
2,000,000	7.175%, 06/18/2019 @	2,347,388
4,019,000	7.20%, 07/18/2036	4,321,595
5,075,000	Telefonica Emisones S.A.U.,
	6.221%, 07/03/2017 f	5,925,413
	Time Warner, Inc.:
1,050,000	4.70%, 01/15/2021 @	1,112,565
1,100,000	7.625%, 04/15/2031	1,363,824
500,000	7.70%, 05/01/2032	624,810
1,000,000	6.55%, 05/01/2037	1,127,781
2,800,000	6.75%, 06/15/2039 @	3,231,091
3,000,000	Tyco Electronics Group S.A.,
	6.55%, 10/01/2017 f	3,508,815
300,000	Tyco International Finance,
	6.00%, 11/15/2013 f	340,017
213,223	United AirLines, Inc. Pass-Thru Certificates,
	Series 2000-2, Class C, 7.762%, 04/29/2049 §	129,533
398,287	U.S. Airways Pass-Thru Certificate,
	Series 1998-1, 6.85%, 01/30/2018	380,365
	Vale Overseas Limited: f
3,550,000	8.25%, 01/17/2034	4,519,175
1,450,000	6.875%, 11/21/2036	1,656,564
1,000,000	6.875%, 11/10/2039	1,145,961
3,500,000	Verizon New England Inc.,
	6.50%, 09/15/2011	3,679,995
2,000,000	Verizon Wireless Cap LLC,
	8.50%, 11/15/2018	2,723,260
1,875,000	Vodafone Group PLC,
	6.15%, 02/27/2037 f @	2,195,756
	Vulcan Materials Co.:
2,000,000	7.00%, 06/15/2018	2,257,960
500,000	7.15%, 11/30/2037	554,182

1,000,000	Wal-Mart Stores,
	5.25%, 09/01/2035	1,070,815
100,000	Westvaco Corporation,
	9.75%, 06/15/2020	129,099
2,000,000	Weyerhaeuser Company,
	7.25%, 07/01/2013	2,133,928
3,100,000	Williams Partners LP,
	6.30%, 04/15/2040	3,417,325
3,600,000	Woodside Finance Ltd.,
	8.125%, 03/01/2014 (Acquired 02/24/2009; Cost $3,598,884) * f	4,234,187
		227,275,863
Other Government Related Securities - 1.3%
	Corp Andina De Fomento Notes: f
675,000	7.375%, 01/18/2011	687,756
340,000	5.75%, 01/12/2017 @	370,774
5,750,000	Export-Import Bank Korea Notes,
	5.125%, 02/14/2011 f	5,822,732
	Korea Electric Power Corporation: f
100,000	7.75%, 04/01/2013	112,401
2,165,000	6.75%, 08/01/2027	2,488,297
510,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	531,363
3,000,000	PEMEX Finance Ltd.,
	10.61%, 08/15/2017 f	3,784,205
2,800,000	PEMEX Project Funding Master Trust,
	5.75%, 03/01/2018 f	3,068,612
1,000,000	Petrobras International Finance Company,
	5.75%, 01/20/2020 f	1,107,045
301,000	United Mexican States,
	6.75%, 09/27/2034 f	373,993
2,788,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	3,068,169
		21,415,347
Residential Mortgage Backed Securities - 29.1%
	Bank of America Alternative Loan Trust:
348,297	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	361,805
663,184	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	678,278
420,345	Series 2004-6, Class 4A1, 5.00%, 07/25/2019	433,314
460,744	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	473,496
663,757	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	662,767
3,242,666	Series 2005-4, Class 3A1, 5.50%, 05/25/2020	3,274,259
2,273,642	Series 2005-10, Class 5A1, 5.25%, 11/25/2020	2,100,890
3,221,507	Series 2007-1, Class 1A1, 6.098%, 04/25/2022	2,716,072
1,327,775	Series 2003-11, Class 2A1, 6.00%, 01/25/2034	1,392,269
666,315	Series 2005-2, Class 1CB2, 5.50%, 03/25/2035	604,401
944,121	Series 2005-9, Class 1CB3, 5.50%, 10/25/2035	885,704
537,812	Series 2005-11, Class 1CB4, 5.50%, 12/25/2035	455,944
1,885,803	Series 2006-5, Class CB7, 6.00%, 06/25/2046	1,351,942
3,604,062	Bear Stearns Asset Backed Securities Trust,
	Series 2004-AC2, Class 2A, 5.00%, 05/25/2034	3,660,126
	Chase Mortgage Finance Corporation:
968,734	Series 2003-S13, Class A11, 5.50%, 11/25/2033	993,182
6,000,000	Series 2006-A1, Class 2A3, 6.00%, 09/25/2036	4,731,906
365,260	Citicorp Mortgage Securities, Inc.,
	Series 2004-3, Class A2, 5.25%, 05/25/2034	373,401
995,326	Citigroup Mortgage Loan Trust, Inc.,
	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	935,169
	Countrywide Alternative Loan Trust:
1,014,651	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	971,409
4,673,847	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	3,932,182
1,029,577	Series 2006-J5, Class 3A1, 6.132%, 07/25/2021	824,438
1,198,944	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022	1,070,484
488,463	Series 2002-11, Class A4, 6.25%, 10/25/2032	483,194
13,251,898	Series 2003-20CB, Class 1A1, 5.50%, 10/25/2033	13,821,610
2,768,420	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	2,662,459
1,412,976	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	1,389,133
2,235,658	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	1,530,274
331,503	Countrywide Home Loans, Inc.,
	Series 2003-39, Class A5, 5.00%, 05/25/2012	339,621
1,010,887	Credit Suisse First Boston Mortgage Securities Corp.,
	Series 2004-4, Class 2A5, 5.50%, 06/25/2015	1,031,405
	Deutsche Mortgage Securities Inc.:

1,686,247	Series 2006-AR5, Class 21A, 6.00%, 10/25/2021	1,461,213
309,942	Series 2004-4, Class 1A6, 5.65%, 04/25/2034	274,706
	Federal Gold Loan Mortgage Corporation (FGLMC):
79,602	6.50%, 07/01/2014	84,202
731,964	6.00%, 06/01/2020	791,403
378,400	5.50%, 11/01/2022	407,274
481,738	5.00%, 06/01/2023	511,207
381,473	5.50%, 07/01/2023	410,582
1,002,017	6.50%, 06/01/2029	1,112,579
3,863,083	5.50%, 01/01/2036	4,124,132
2,344,095	6.00%, 12/01/2036	2,525,573
3,612,393	5.50%, 04/01/2037	3,834,286
11,421,608	5.50%, 05/01/2038	12,123,185
12,376,816	5.50%, 08/01/2038	13,137,068
	Federal Home Loan Mortgage Corporation (FHLMC):
684,160	Series 3124, Class VP, 6.00%, 06/15/2014	721,955
273,528	Series 2695, Class UA, 5.50%, 09/15/2014	275,488
547,383	Series R007, Class AC, 5.875%, 05/15/2016	552,827
2,891,024	Series R003, Class VA, 5.50%, 08/15/2016	3,097,837
1,826,698	Series 3097, Class MC, 6.00%, 11/15/2016	1,922,470
293,843	Series 2391, Class QR, 5.50%, 12/15/2016	319,937
2,078,123	Series R009, Class AJ, 5.75%, 12/15/2018	2,152,334
104,257	Series 206, Class E, 0.00%, 07/15/2019 ^	101,070
954,872	Series R010, Class AB, 5.50%, 12/15/2019	991,540
48,937	Series 141, Class D, 5.00%, 05/15/2021	51,399
54,443	Series 1074, Class I, 6.75%, 05/15/2021	63,051
334,910	Series 1081, Class K, 7.00%, 05/15/2021	379,055
54,556	Series 163, Class F, 6.00%, 07/15/2021	59,440
105,268	Series 188, Class H, 7.00%, 09/15/2021	121,914
47,637	Series 1286, Class A, 6.00%, 05/15/2022	51,902
1,665,082	Series 1694, Class PK, 6.50%, 03/15/2024	1,807,282
13,663,842	Series 2009-15, Class MA, 4.00%, 03/25/2024	14,478,352
1,605,995	Series 2552, Class ND, 5.50%, 10/15/2031	1,663,958
30,499,437	4.50%, 08/01/2040 @	31,753,104
	Federal National Mortgage Association (FNMA):
1,531,711	5.00%, 12/01/2019	1,634,709
14,339,986	5.00%, 11/01/2021	15,304,254
982,639	5.50%, 01/01/2023	1,058,310
1,500,508	5.50%, 07/01/2023	1,616,060
3,961,786	5.00%, 11/01/2023	4,209,371
1,567,807	6.00%, 03/01/2026	1,703,149
3,548,364	6.00%, 05/01/2026	3,843,500
4,634,044	5.00%, 05/01/2028	4,894,665
363,417	6.00%, 03/01/2033	399,445
343,827	5.00%, 11/01/2033	365,068
24,216,545	5.50%, 04/01/2034 @	26,019,088
11,652,188	5.50%, 04/01/2034	12,478,624
1,918,682	5.50%, 09/01/2034	2,057,900
490,340	6.00%, 11/01/2034	535,273
15,852,537	5.50%, 02/01/2035 @	17,002,787
3,249,611	5.50%, 02/01/2035	3,485,400
8,092,177	5.00%, 06/01/2035	8,574,394
7,695,649	5.00%, 07/01/2035	8,154,237
35,982,716	5.00%, 10/01/2035	38,036,989
4,248,358	5.00%, 11/01/2035	4,490,899
28,203,940	5.00%, 02/01/2036 @	29,814,119
17,373,271	5.00%, 03/01/2036 @	18,365,121
14,706,465	5.50%, 04/01/2036	15,727,598
4,592,972	5.50%, 11/01/2036	4,896,094
18,555,464	5.50%, 04/01/2037	19,948,225
832,981	6.00%, 08/01/2037	892,654
13,017,357	5.50%, 06/01/2038	13,849,287
16,662,045	4.00%, 08/01/2040	17,146,465
1,681,268	Series 2006-B2, Class AB, 5.50%, 05/25/2014	1,716,206
43,838	Series 2002-56, Class MC, 5.50%, 09/25/2017	47,595
281,908	Series 1989-37, Class G, 8.00%, 07/25/2019	335,822
54,867	Series 1989-94, Class G, 7.50%, 12/25/2019	62,392
14,343	Series 1990-58, Class J, 7.00%, 05/25/2020	16,181
128,957	Series 1990-76, Class G, 7.00%, 07/25/2020	149,752

58,439	Series 1990-105, Class J, 6.50%, 09/25/2020	65,908
21,153	Series 1990-108, Class G, 7.00%, 09/25/2020	24,564
39,824	Series 1991-1, Class G, 7.00%, 01/25/2021	45,009
47,398	Series 1991-86, Class Z, 6.50%, 07/25/2021	53,190
112,546	Series 2003-28, Class KA, 4.25%, 03/25/2022	116,118
21,751	Series G92-30, Class Z, 7.00%, 06/25/2022	24,288
1,407,442	Series 2003-33, Class LD, 4.25%, 09/25/2022	1,460,744
562,943	Series 1993-58, Class H, 5.50%, 04/25/2023	613,078
354,692	Series 1998-66, Class C, 6.00%, 12/25/2028	396,874
875,518	Series 2002-85, Class PD, 5.50%, 05/25/2031	898,596
47,659	Series 2003-44, Class AB, 3.75%, 05/25/2033	50,309
1,927,069	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	2,067,685
3,674,060	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	3,942,152
3,316,767	Series 2004-W10, Class A24, 5.00%, 08/25/2034	3,314,357
4,000,000	Series 2004-W10, Class A4, 5.75%, 08/25/2034	4,291,875
	First Horizon Alternative Mortgage Securities:
684,262	Series 2005-FA7, Class 2A1, 5.00%, 09/25/2020	610,036
1,051,844	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	959,960
2,848,811	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037	2,729,153
186,436	Impac CMB Trust,
	Series 2004-4, Class 2A2, 5.441%, 09/25/2034	184,843
1,099,420	J.P. Morgan Alternative Loan Trust,
	Series 2006-A1, Class 2A1, 5.799%, 03/25/2036	715,889
	J.P. Morgan Mortgage Trust:
3,100,000	Series 2006-A7, Class 2A4R, 5.457%, 01/25/2037	2,334,877
872,142	Series 2006-A7, Class 2A2, 5.83%, 01/25/2037	714,978
6,100,000	Series 2007-A2, Class 2A3, 5.715%, 04/25/2037	4,688,899
	Master Alternative Loans Trust:
2,104,892	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	2,137,891
1,455,604	Series 2004-4, Class 4A1, 5.00%, 04/25/2019	1,472,067
690,828	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	708,556
483,855	Residential Accredit Loans, Inc.,
	Series 2004-QS6, Class A1, 5.00%, 05/25/2019	495,223
394,878	Residential Funding Mortgage Security I,
	Series 2003-S11, Class A2, 4.00%, 06/25/2018	404,297
904,389	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	919,907
	Washington Mutual, Inc. Pass-Thru Certificates:
1,708,007	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	1,766,423
3,033,304	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	3,144,838
998,388	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	1,039,443
661,293	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	683,362
		477,410,481
Taxable Municipal Bonds - 4.2%
	California Qualified School Construction Bonds:
2,500,000	5.041%, 07/01/2020	2,599,025
7,500,000	7.155%, 03/01/2027	7,974,375
6,500,000	California State,
	5.75%, 03/01/2017	7,111,195
5,975,000	Contra Costa County California Pension Obligation,
	5.14%, 06/01/2017	6,203,902
1,000,000	Cuyahoga County Ohio Industrial Development Revenue,
	9.125%, 10/01/2023	950,660
2,580,000	Eaton Ohio Community City Schools,
	5.39%, 08/25/2027 (Callable 06/01/2020)	2,629,768
4,975,000	Elgin Ohio LOC School District,
	5.499%, 08/31/2027 (Callable 12/01/2019)	5,004,850
10,000,000	Illinois State,
	3.636%, 02/01/2014	10,208,900
6,500,000	San Dieguito California Public Facilities,
	6.459%, 05/01/2027	6,945,315
5,000,000	State Public School Building Authorities Revenue,
	5.00%, 09/15/2027	5,017,400
2,650,000	Three Rivers Ohio LOC School District,
	5.209%, 09/15/2027 (Callable 12/01/2020)	2,665,662
7,830,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023 (Callable 06/01/2015)	7,238,209
4,000,000	Westlake Ohio City School District,
	5.227%, 12/01/2026 (Callable 12/01/2020)	4,092,960
		68,642,221

Utilities - 6.4%
	Allegheny Energy Supply Co. Senior Unsecured Notes:
5,500,000	8.25%, 04/15/2012 (Acquired 06/17/2010 through 09/21/2010; Aggregate Cost $5,942,440) *	5,939,659
1,900,000	5.75%, 10/15/2019 (Acquired 09/22/2009 through 06/30/2010; Aggregate Cost $1,891,569) *	1,965,229
6,900,000	Ameren Corporation,
	8.875%, 05/15/2014	7,993,207
850,000	Arizona Pubic Service Senior Unsecured Notes,
	8.75%, 03/01/2019	1,116,733
2,075,000	Beaver Valley Funding Corporation Debentures,
	9.00%, 06/01/2017	2,294,867
	Constellation Energy Group Inc.:
6,575,000	7.00%, 04/01/2012	7,063,541
1,000,000	4.55%, 06/15/2015	1,073,847
	Enel Finance International: f
2,475,000	5.125%, 10/07/2019 (Acquired 09/30/2009; Cost $2,464,110) *	2,624,802
1,900,000	6.80%, 09/15/2037 (Acquired 09/13/2007; Cost $1,894,965) *	2,146,576
	Energy Transfer Partners:
750,000	5.65%, 08/01/2012	797,927
1,173,000	8.50%, 04/15/2014	1,392,722
1,000,000	Entergy Gulf States Inc.,
	5.25%, 08/01/2015 (Callable 11/04/2010)	1,001,580
1,000,000	Entergy Louisiana LLC,
	5.09%, 11/01/2014 (Callable 11/04/2010)	1,001,880
2,500,000	FPL Group Capital, Inc., Series D,
	7.30%, 09/01/2067 (Callable 09/01/2017)	2,550,000
514,904	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Callable 12/09/2010) (Acquired 06/27/2006; Cost $502,837) *	525,155
	Kinder Morgan Energy Partners Senior Notes:
1,000,000	9.00%, 02/01/2019	1,302,099
2,250,000	6.95%, 01/15/2038	2,561,470
1,000,000	6.50%, 09/01/2039	1,081,219
900,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	928,125
128,751	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $137,745) *	133,440
2,118,000	Midamerican Energy Holdings Co.,
	5.875%, 10/01/2012	2,298,291
1,325,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,564,139
4,647,000	National Rural Utilities Corporation,
	10.375%, 11/01/2018	6,654,573
	Nisource Finance Corporation:
4,375,000	7.875%, 11/15/2010	4,405,258
3,405,000	6.15%, 03/01/2013	3,740,965
625,000	ONEOK, Inc.,
	7.125%, 04/15/2011	645,051
1,000,000	Plains All American Pipeline,
	5.625%, 12/15/2013	1,093,607
	PPL Energy Supply, LLC Senior Notes:
300,000	6.40%, 11/01/2011	316,686
1,960,000	Series A, 5.70%, 10/15/2015 (Callable 10/15/2015)	2,219,232
	PSE&G Power LLC:
350,000	5.00%, 04/01/2014 @	385,127
144,000	5.32%, 09/15/2016	161,173
4,005,000	5.125%, 04/15/2020	4,403,309
1,501,446	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	1,752,037
2,000,000	Rockies Express Pipeline LLC,
	5.625%, 04/15/2020 (Acquired 03/17/2010; Cost $1,998,220) *	2,010,932
1,400,000	Southern Natural Gas,
	5.90%, 04/01/2017 (Acquired 03/14/2007; Cost $1,397,676) *	1,536,699
7,500,000	Spectra Energy Capital,
	5.668%, 08/15/2014	8,375,864
1,000,000	Talisman Energy Inc.,
	7.75%, 06/01/2019 f	1,276,471
2,000,000	Trans-Canada Pipelines,
	6.50%, 08/15/2018 f	2,444,990
	Transcontinental Gas Pipe Line Corporation Senior Notes:
1,000,000	Series B, 7.00%, 08/15/2011	1,050,729
2,200,000	8.875%, 07/15/2012	2,466,306

1,500,000	Valero Energy Corporation,
	6.875%, 04/15/2012	1,611,051
	Vectren Utility Holdings:
875,000	6.625%, 12/01/2011	920,825
1,100,000	5.25%, 08/01/2013	1,191,661
7,125,000	Williams Companies, Inc.,
	6.375%, 10/01/2010 (Acquired 07/09/2008 through 06/16/2010; Aggregate Cost $7,125,000) *	7,125,000
		105,144,054
U.S. Government Agency Issues - 0.0%
294,380	Government National Mortgage Association (GNMA),
	6.00%, 11/20/2033	322,790
		322,790
U.S. Treasury Obligations - 14.6%
	U.S. Treasury Bonds:
23,025,000	2.375%, 03/31/2016	24,142,081
88,500,000	6.25%, 08/15/2023	119,862,187
75,475,000	5.25%, 11/15/2028	95,357,983
		239,362,251
	Total Long-Term Investments (Cost $1,544,907,438)	1,609,196,865

Shares
SHORT-TERM INVESTMENTS - 3.7%
Money Market Mutual Funds - 3.7%
29,067,864	Dreyfus Institutional Cash Advantage Fund, 0.25% «	29,067,864
30,949,734	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund, 0.20% «	30,949,734
	Total Short-Term Investments (Cost $60,017,598)	60,017,598

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 3.2%
	Commercial Paper - 0.1%
$3,607,453	Atlantic East Funding LLC, 3.059%, 03/25/2011 † **	2,389,313
	Total Commercial Paper (Cost $3,607,453)	2,389,313
Shares
	Investment Companies - 3.1%
50,964,361	Mount Vernon Securities Lending Trust Prime Portfolio, 0.30% «	50,964,361
	Total Investment Companies (Cost $50,964,361)	50,964,361

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $54,571,814)	53,353,674
	Total Investments (Cost $1,659,496,850) - 105.1%	1,722,568,137

	Assets Relating to Securities Lending Investments - 0.1%
	Support Agreement ** ^ α	1,218,140
	Total (Cost $0)	1,218,140
	Liabilities in Excess of Other Assets - (5.2)%	(84,539,445)
	TOTAL NET ASSETS - 100.0%	$1,639,246,832

*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2010.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at fair value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with
	the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount),
	which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at September 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.

These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in pricing the security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$ -	$ 73,831,217	$ -	$ 73,831,217
Commercial Mortgage Backed Securities	-	97,684,228	-	97,684,228
Corporate Debt Securities	-	630,528,330	-	630,528,330
Other Government Related Securities	-	21,415,347	-	21,415,347
Residential Mortgage Backed Securities	-	477,410,481	-	477,410,481
Taxable Municipal Bonds	-	68,642,221	-	68,642,221
U.S. Government Agency Issues	-	322,790	-	322,790
U.S. Treasury Obligations	-	239,362,251	-	239,362,251
Total Fixed Income	-	1,609,196,865	-	1,609,196,865

Short-Term Investments
Money Market Mutual Funds	60,017,598	-	-	60,017,598
Total Short-Term Investments	60,017,598	-	-	60,017,598

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	2,389,313	-	2,389,313
Money Market Mutual Funds	50,964,361	-	-	50,964,361
Total Investments Purchased with
Cash Proceeds from Securities Lending	50,964,361	2,389,313	-	53,353,674

Total Investments	$ 110,981,959	$ 1,611,586,178	$ -	$1,722,568,137

Assets Relating to Securities Lending Investments	-	1,218,140	-	1,218,140

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classificiation from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description		Investments in Securities
Balance as of December 31, 2009		$ 2,829,765
Accrued discounts/premiums		-
Realized gain (loss)		(901,943)
Change in unrealized appreciation (depreciation)		210,610
Net purchases (sales)		(1,743,806)
Transfers in and/or out of Level 3 *		(394,626)
Balance as of September 30, 2010		$ -

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Core Plus Bond Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 97.9%
Asset Backed Securities - 5.3%
$68,679	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-2, Class A6, 6.45%, 12/25/2027	$67,939
	Bayview Financial Acquisition Trust:
700,000	Series 2007-A, 6.205%, 05/28/2037	689,851
150,000	Series 2007-B, Class 1A2, 6.831%, 08/28/2047	77,181
	Countrywide Asset-Backed Certificates:
88,678	Series 2006-S2, Class A2, 5.627%, 07/25/2027	77,089
218,071	Series 2004-12, Class AF6, 4.634%, 03/25/2035	219,332
1,377,713	Series 2004-15, Class AF6, 4.613%, 04/25/2035	1,356,764
2,104,842	Series 2005-7, Class AF6, 4.693%, 08/25/2035	1,972,704
2,417,751	Series 2005-11, Class AF3, 4.778%, 02/25/2036	1,967,879
551,992	Series 2005-10, Class AF6, 4.915%, 02/25/2036	392,246
2,114,148	Series 2005-13, Class AF3, 5.43%, 04/25/2036	1,503,355
287,187	Series 2006-S9, Class A3, 5.728%, 08/25/2036	150,622
193,068	Series 2007-S1, Class A6, 5.693%, 11/25/2036	114,775
856,128	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	812,980
249,472	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	138,495
217,371	Series 2007-S2, Class A2, 5.649%, 05/25/2037	160,237
300,000	Series 2007-4, Class A3, 5.714%, 09/25/2037	161,829
1,300,000	Series 2006-10, Class 1AF3, 5.971%, 09/25/2046	826,792
616,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	338,225
632,884	Credit-Based Asset Servicing and Security,
	Series 2005-CB3, 4.725%, 02/25/2033	632,896
5,759	GE Capital Mortgage Services, Inc.,
	Series 1999-HE1, Class A7, 6.265%, 04/25/2029	5,654
	Green Tree Financial Corporation:
53,704	Series 1993-4, Class A5, 7.05%, 01/15/2019	55,204
18,536	Series 1997-1, Class A5, 6.86%, 03/15/2028	19,607
59,202	Series 1997-4, Class A5, 6.88%, 02/15/2029	62,427
794,965	Series 1997-5, Class A6, 6.82%, 05/15/2029	818,622
746,612	Series 1998-3, Class A5, 6.22%, 03/01/2030	782,621
314,420	Series 1998-4, Class A5, 6.18%, 04/01/2030	327,488
45,428	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	43,773
	Renaissance Home Equity Loan Trust:
253,666	Series 2005-1, Class AF6, 4.97%, 05/25/2035	237,993
819,000	Series 2006-2, Class AF3, 5.797%, 08/25/2036	497,386
745,130	Series 2006-3, Class AF2, 5.58%, 11/25/2036	593,287
500,000	Series 2007-1, Class AF2, 5.512%, 04/25/2037	254,159
300,000	Series 2007-1, Class AF3, 5.612%, 04/25/2037	151,994
1,500,000	Series 2007-2, Class AF2, 5.675%, 06/25/2037	773,378
198,459	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS10, Class AI7, 4.85%, 11/25/2033	179,394
	Residential Asset Securities Corporation:
261,359	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	219,289
185,907	Series 2003-KS9, Class AI6, 4.71%, 11/25/2033	150,743
702,355	Series 2006-EMX8, 0.364%, 10/25/2036	629,606
1,608,893	Structured Asset Securities Corporation,
	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035	1,456,563
		18,920,379
Commercial Mortgage Backed Securities - 5.8%
2,925,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4, 5.396%, 07/15/2044	3,220,731
3,275,000	Commercial Mortgage Pass-Through Certificates,
	Series 2005-C6, Class A5A, 5.116%, 06/10/2044	3,574,796
1,041,933	First Union National Bank Commercial Mortgage Securities Inc.,
	Series 2001-C4, Class A2, 6.223%, 12/12/2033	1,080,898
	GE Capital Commercial Mortgage Corporation:
533,845	Series 2000-1, Class A2, 6.496%, 01/15/2033	535,068
1,610,000	Series 2003-C2, Class A4, 5.145%, 07/10/2037	1,743,624
1,350,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	1,460,558

	GMAC Commercial Mortgage Securities, Inc.:
662,855	Series 2001-C1, Class A2, 6.465%, 04/15/2034	669,448
1,750,000	Series 2003-C1, Class A2, 4.079%, 05/10/2036	1,834,296
1,628,281	Salomon Brothers Mortgage Securities VII,
	Series 2001-C2, Class A3, 6.50%, 11/13/2036	1,686,502
	Wachovia Bank Commercial Mortgage Trust:
1,550,000	Series 2003-C3, Class A2, 4.867%, 02/15/2035	1,649,753
3,000,000	Series 2005-C22, Class A4, 5.437%, 12/15/2044	3,278,826
		20,734,500
Financial - 21.7%
745,000	Abbey National Treasury Services PLC,
	3.875%, 11/10/2014 (Acquired 02/25/2010 through 07/14/2010; Aggregate Cost $742,888) *	762,508
175,000	The Allstate Corporation,
	5.35%, 06/01/2033	177,444
935,000	American Express Credit Corporation, Series C,
	7.30%, 08/20/2013	1,074,716
	American General Finance Corporation:
275,000	5.85%, 06/01/2013	253,687
1,000,000	6.90%, 12/15/2017 @	835,000
225,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11/01/2025	198,670
975,000	Arden Realty LP,
	5.25%, 03/01/2015 (Callable 12/01/2014)	1,060,607
500,000	Bancwest Corporation,
	8.30%, 01/15/2011	506,406
200,000	BankAmerica Capital II,
	8.00%, 12/15/2026 (Callable 12/10/2010)	206,000
1,000,000	BankAmerica Institutional Capital A,
	8.07%, 12/31/2026 (Callable 11/18/2010) (Acquired 07/22/2010; Cost $990,000) *	1,035,000
575,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	711,991
250,000	Bank Tokyo - Mitsubishi UFJ Ltd.,
	7.40%, 06/15/2011 f	259,959
300,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027 (Callable 12/09/2010)	222,354
400,000	Bear Stearns Cos., Inc., Series B,
	6.95%, 08/10/2012	442,179
1,000,000	BOI Capital Funding III,
	6.107%, 02/04/2016 f	550,000
125,000	Capital One Financial Corp.,
	6.15%, 09/01/2016	137,044
	CIT Group Funding:
90,206	10.25%, 05/01/2013 (Callable 10/21/2010)	93,814
135,312	10.25%, 05/01/2014 (Callable 10/21/2010)	140,630
135,312	10.25%, 05/01/2015 (Callable 11/04/2010)	140,048
225,518	10.25%, 05/01/2016 (Callable 11/04/2010)	233,411
315,726	10.25%, 05/01/2017 (Callable 12/23/2010)	326,776
	CIT Group, Inc.:
28,726	7.00%, 05/01/2013 (Callable 12/23/2010) @	28,870
43,088	7.00%, 05/01/2014 (Callable 12/23/2010) @	42,980
43,088	7.00%, 05/01/2015 (Callable 12/23/2010)	42,765
571,814	7.00%, 05/01/2016 (Callable 12/23/2010)	563,237
100,540	7.00%, 05/01/2017 (Callable 12/23/2010)	98,404
700,000	Citigroup Capital XXI,
	8.30%, 12/21/2057 (Callable 12/21/2037)	735,000
800,000	Citigroup, Inc.,
	6.01%, 01/15/2015	879,519
1,500,000	CNA Financial Corporation,
	5.875%, 08/15/2020	1,529,504
175,000	Comerica Bank,
	5.75%, 11/21/2016	196,405
1,100,000	Countrywide Financial Corporation Subordinated Notes,
	6.25%, 05/15/2016	1,183,912
1,752,000	DIRECTV Holdings/Financing,
	7.625%, 05/15/2016 (Callable 05/15/2012)	1,953,480
1,850,000	Dresdner Bank-New York Subordinated Debentures,
	7.25%, 09/15/2015 f	2,083,068
500,000	First Empire Capital Trust I,
	8.234%, 02/01/2027 (Callable 12/09/2010)	485,793
1,000,000	First Empire Capital Trust II,
	8.277%, 06/01/2027 (Callable 12/09/2010)	971,666

383,626	First National Bank of Chicago Pass-Thru Certificates, Series 1993-A,
	8.08%, 01/05/2018	435,538
2,100,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	2,103,512
1,500,000	First Tennessee Capital I, Series A,
	8.07%, 01/06/2027 (Callable 12/10/2010)	1,440,000
650,000	First Union Capital I, Series A,
	7.935%, 01/15/2027 (Callable 12/09/2010)	667,084
	General Electric Capital Corporation:
1,150,000	5.625%, 09/15/2017 @	1,284,672
1,500,000	5.50%, 01/08/2020 @	1,640,862
1,627,000	Genworth Global Funding Trust,
	5.125%, 03/15/2011	1,653,761
1,785,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004 through 02/02/2010; Aggregate Cost $1,835,186) *	1,851,730
	GMAC Inc.:
1,000,000	6.00%, 05/23/2012 @	1,020,000
67,000	7.50%, 12/31/2013	71,187
1,065,000	8.30%, 02/12/2015 (Acquired 02/09/2010 through 09/29/2010; Aggregate Cost $1,062,190) *	1,160,850
953,000	8.00%, 12/31/2018	979,207
250,000	GMAC LLC,
	6.75%, 12/01/2014	257,962
125,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034	120,498
	The Goldman Sachs Group, Inc.:
100,000	5.15%, 01/15/2014	108,548
1,000,000	5.95%, 01/18/2018	1,098,328
300,000	6.75%, 10/01/2037	311,828
1,530,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013 (Acquired 05/19/2006 through 09/23/2010; Aggregate Cost $1,662,800) *	1,721,854
800,000	Hartford Financial Services Group,
	8.125%, 06/15/2038 (Callable 06/15/2018)	808,000
175,000	HSBC Bank PLC Subordinated Notes,
	6.95%, 03/15/2011 f	179,838
750,000	HSBC Finance Corporation,
	7.00%, 05/15/2012	811,019
	Invesco Ltd.: f
1,660,000	5.625%, 04/17/2012	1,751,589
1,110,000	5.375%, 12/15/2014	1,175,846
400,000	Istar Financial, Inc.,
	5.85%, 03/15/2017	303,000
525,000	Jefferies Group, Inc.,
	6.45%, 06/08/2027	516,006
100,000	J.P. Morgan Chase Capital XV,
	5.875%, 03/15/2035	97,553
1,500,000	John Hancock Mutual Life Insurance Company,
	7.375%, 02/15/2024 (Acquired 08/26/2010; Cost $1,702,608) *	1,797,099
600,000	Key Bank NA,
	7.413%, 05/06/2015	673,290
1,500,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 03/10/2010; Cost $1,657,832) * f	1,739,991
	Liberty Mutual Group:
50,000	6.50%, 03/15/2035 (Acquired 09/29/2008; Cost $37,155) *	45,785
900,000	10.75%, 06/15/2058 (Callable 06/15/2038) (Acquired 05/21/2008 through 05/06/2009; Aggregate Cost $750,252) *	1,062,000
375,000	Liberty Mutual Insurance Company,
	7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $240,078) *	341,997
825,000	Lincoln National Corporation,
	6.05%, 04/20/2067 (Callable 04/20/2017)	719,813
1,000,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020 (Acquired 01/05/2010; Cost $997,670) * f	1,047,580
	Manufacturer And Traders Trust Co.:
500,000	6.625%, 12/04/2017	583,511
265,000	5.585%, 12/28/2020 (Callable 12/28/2015)	257,016
2,150,000	Marsh & McLennan Companies, Inc.,
	5.375%, 07/15/2014	2,322,055
700,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033 (Callable 01/15/2013) (Acquired 01/11/2008; Cost $700,000) *	315,000
150,000	MBNA Capital, Series A,
	8.278%, 12/01/2026 (Callable 12/10/2010)	153,750
	Merrill Lynch & Company:
100,000	5.00%, 02/03/2014	106,514
800,000	6.875%, 04/25/2018	897,357
725,000	7.75%, 05/14/2038 @	840,899

520,000	M&I Marshall & Ilsley Bank Senior Unsecured Notes,
	5.30%, 09/08/2011	522,191
	Morgan Stanley:
800,000	5.625%, 01/09/2012	842,475
375,000	4.75%, 04/01/2014	391,638
300,000	5.375%, 10/15/2015	321,897
125,000	6.625%, 04/01/2018	138,582
1,136,000	National City Bank,
	6.20%, 12/15/2011	1,198,772
500,000	National City Bank of Kentucky Subordinated Notes,
	6.30%, 02/15/2011	510,228
800,000	Nationwide Financial Services, Inc.,
	5.90%, 07/01/2012	846,530
100,000	Nationwide Mutual Insurance Company,
	7.875%, 04/01/2033 (Acquired 10/13/2009; Cost $90,072) *	104,939
1,659,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	1,756,017
1,550,000	Principal Life Income Funding,
	5.10%, 04/15/2014	1,690,759
950,000	Protective Life Corporation Senior Notes,
	4.30%, 06/01/2013	975,466
1,400,000	Regions Financing Trust II,
	6.625%, 05/15/2047 (Callable 05/15/2027)	1,233,054
	Royal Bank of Scotland Group PLC: f
705,000	5.00%, 11/12/2013	710,238
1,528,000	5.05%, 01/08/2015	1,530,954
	Santander Financial Issuances: f
200,000	6.375%, 02/15/2011	203,902
300,000	7.25%, 11/01/2015	334,770
2,378,000	Schwab Capital Trust I,
	7.50%, 11/15/2037 (Callable 11/15/2017) @	2,436,783
	SLM Corporation:
100,000	5.375%, 05/15/2014	97,307
50,000	5.625%, 08/01/2033	38,449
643,000	Sovereign Bancorp, Inc.,
	8.75%, 05/30/2018	743,027
1,000,000	TD Ameritrade Holding Corporation,
	5.60%, 12/01/2019	1,105,014
900,000	Travelers Companies, Inc.,
	6.25%, 03/15/2037 (Callable 03/15/2017)	864,000
620,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f @	698,792
1,000,000	Unitrin, Inc. Senior Unsecured Notes,
	6.00%, 05/15/2017	1,030,179
150,000	Westpac Banking Corporation,
	4.875%, 11/19/2019 f	160,808
100,000	Willis North America Inc.,
	5.625%, 07/15/2015	106,872
		77,230,419
Industrial - 17.1%
700,000	Acuity Brands Lighting Inc.,
	6.00%, 12/15/2019	748,903
100,000	AT&T Inc.,
	5.625%, 06/15/2016 @	116,158
359,900	Atlas Air, Inc. Pass-Thru Certificates,
	Series 2000-1, 8.707%, 07/02/2021	350,002
1,500,000	BP Capital Markets p.l.c.,
	4.75%, 03/10/2019 f @	1,568,513
	British Telecommunications PLC: f
1,000,000	9.125%, 12/15/2010	1,015,792
50,000	5.95%, 01/15/2018	55,743
	Bunge Ltd. Finance Corporation:
275,000	5.35%, 04/15/2014	293,577
200,000	5.10%, 07/15/2015	211,733
1,105,000	8.50%, 06/15/2019	1,335,578
675,000	Bunge NA Finance LP,
	5.90%, 04/01/2017	731,188
50,000	Clear Channel Communications,
	5.50%, 12/15/2016	25,500
	Comcast Cable Holdings,
500,000	9.80%, 02/01/2012	555,152
275,000	7.875%, 08/01/2013	320,445

350,000	Comcast Corporation,
	6.50%, 01/15/2017 @	416,359
825,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	953,454
	Continental Airlines, Inc. Pass-Thru Certificates:
235,496	Series 2000-2, Class C, 8.312%, 10/02/2012	237,262
53,827	Series 1997-4, Class A, 6.90%, 07/02/2019	56,518
800,000	COX Communications Inc.,
	5.45%, 12/15/2014	904,976
	CSX Corporation:
750,000	6.25%, 04/01/2015	877,757
175,000	6.22%, 04/30/2040	200,917
425,000	Deutsche Telekom International Finance BV,
	8.75%, 06/15/2030 f	595,108
	Donnelley (R.R.) & Sons Co.:
1,250,000	8.60%, 08/15/2016	1,454,848
550,000	6.125%, 01/15/2017	575,841
366,220	Federal Express Corporation 1995 Pass-Thru Certificates, Series B2,
	7.11%, 01/02/2014 (Callable 12/10/2010)	367,502
500,000	First Data Corporation,
	9.875%, 09/24/2015 (Callable 09/30/2011) @	408,750
1,050,000	Fiserv, Inc.,
	6.125%, 11/20/2012	1,145,857
2,000,000	Freeport-McMoRan Copper & Gold Inc.,
	8.375%, 04/01/2017 (Callable 04/01/2012)	2,232,499
350,000	Georgia Pacific LLC,
	9.50%, 12/01/2011	376,250
625,000	GTE Corporation,
	8.75%, 11/01/2021	880,379
1,875,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	1,886,718
400,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	401,500
100,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 01/26/2005; Cost $101,900) *	101,882
1,700,000	Health Management Association,
	6.125%, 04/15/2016	1,716,999
800,000	Humana Inc.,
	7.20%, 06/15/2018	926,129
2,000,000	Hutchison Whampoa International LTD,
	4.625%, 09/11/2015 (Acquired 08/19/2010; Cost $2,117,270) * f	2,137,831
1,114,000	International Paper Company,
	7.40%, 06/15/2014 @	1,290,284
100,000	Johnson Controls Inc.,
	5.50%, 01/15/2016 @	113,318
	Lafarge S.A.: f
1,000,000	6.15%, 07/15/2011	1,030,294
125,000	6.50%, 07/15/2016	134,901
425,000	7.125%, 07/15/2036	407,425
	Martin Marietta Materials, Inc.:
200,000	6.60%, 04/15/2018	224,259
450,000	6.25%, 05/01/2037	467,272
	Masco Corporation:
550,000	6.125%, 10/03/2016 @	559,141
1,000,000	7.125%, 03/15/2020 @	1,024,418
	Nabors Industries, Inc.:
2,000,000	0.94%, 05/15/2011 @	1,982,500
250,000	6.15%, 02/15/2018	278,245
350,000	New Cingular Wireless Services, Inc.,
	8.75%, 03/01/2031	505,773
150,000	Nextel Communications Senior Notes, Series E,
	6.875%, 10/31/2013 (Callable 12/10/2010) @	150,938
1,000,000	NuStar Logistics L.P.,
	4.80%, 09/01/2020	1,010,127
50,000	Pactiv Corporation,
	7.95%, 12/15/2025	42,080
200,000	PCCW-HKT Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $199,066) * f	216,790
100,000	PCCW-HKT Capital III Ltd.,
	5.25%, 07/20/2015 (Acquired 09/29/2008; Cost $87,169) * f	106,757
75,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014 (Acquired 09/29/2008; Cost $73,729) * f	83,282

1,200,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	1,326,209
925,000	Rio Tinto Financial USA Ltd.,
	6.50%, 07/15/2018 f	1,115,470
610,000	SK Telecom,
	6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/08/2009; Aggregate Cost $542,377) * f	719,529
	Sprint Capital Corporation:
325,000	7.625%, 01/30/2011	330,281
675,000	6.90%, 05/01/2019	678,375
300,000	8.75%, 03/15/2032	315,000
200,000	Sprint Nextel Corporation,
	6.00%, 12/01/2016	197,500
225,000	Sunoco, Inc. Senior Unsecured Notes,
	5.75%, 01/15/2017 @	236,756
238,000	TCI Communications, Inc.,
	8.75%, 08/01/2015	299,566
1,148,000	Teck Resources Limited,
	10.25%, 05/15/2016 (Callable 05/15/2013) f	1,394,820
	Telecom Italia Capital: f
340,000	4.95%, 09/30/2014	362,008
1,575,000	7.20%, 07/18/2036	1,693,583
	Telefonica Emisiones, S.A.U.: f
600,000	6.421%, 06/20/2016 @	703,241
400,000	6.221%, 07/03/2017	467,028
100,000	7.045%, 06/20/2036	119,740
	Time Warner, Inc.:
175,000	8.875%, 10/01/2012	199,401
92,000	6.875%, 06/15/2018	111,418
725,000	7.625%, 04/15/2031	898,884
95,000	7.70%, 05/01/2032	118,714
675,000	Transocean, Ltd.,
	6.80%, 03/15/2038 f	692,152
500,000	Tyco Electronics Group S.A.,
	7.125%, 10/01/2037 f	590,730
50,000	Tyco International Finance,
	6.00%, 11/15/2013 f	56,669
	United AirLines, Inc. Pass-Thru Certificates:
144,946	Series 1991-A, Class A-2, 10.02%, 03/22/2014	59,428
620,286	Series 2000-2, Class C, 7.762%, 04/29/2049 §	376,824
1,000,000	UnitedHealth Group, Inc.,
	6.00%, 02/15/2018 @	1,167,338
590,114	US Airways Pass-Thru Trust,
	Series 1998-1, Class B, 7.35%, 07/30/2019	532,578
322,000	USX Corporation,
	9.125%, 01/15/2013	365,915
	Vale Overseas Limited: f
1,650,000	6.25%, 01/23/2017 @	1,888,697
100,000	8.25%, 01/17/2034	127,301
250,000	6.875%, 11/21/2036	285,614
1,100,000	Verizon New York Inc., Series A,
	6.875%, 04/01/2012 @	1,186,493
150,000	Viacom Inc.,
	6.25%, 04/30/2016	175,946
	Vodafone Group PLC: f
400,000	5.50%, 06/15/2011	413,376
125,000	5.75%, 03/15/2016	143,112
175,000	5.625%, 02/27/2017	200,261
500,000	6.15%, 02/27/2037	585,535
	Vulcan Materials, Co.:
200,000	6.40%, 11/30/2017	218,412
500,000	7.15%, 11/30/2037 @	554,182
1,250,000	Weatherford International Ltd.,
	6.75%, 09/15/2040 f	1,302,845
	Wellpoint Inc.:
100,000	5.25%, 01/15/2016	112,151
75,000	5.95%, 12/15/2034	80,421
100,000	Westvaco Corporation,
	9.75%, 06/15/2020	129,099
1,000,000	Weyerhaeuser Company,
	7.25%, 07/01/2013	1,066,964
500,000	Williams Partners LP,
	6.30%, 04/15/2040	551,182
1,000,000	Woodside Finance Ltd.,
	8.125%, 03/01/2014 (Acquired 02/24/2009; Cost $999,690) * f	1,176,163
		61,138,335

Other Government Related Securities - 0.7%
150,000	Corp Andina De Fomento Notes,
	7.375%, 01/18/2011 f	152,835
100,000	Korea Development Bank,
	5.30%, 01/17/2013 f	106,785
115,000	Korea Electric Power Corporation,
	6.75%, 08/01/2027 f	132,173
500,000	Korea Hydro & Nuclear Power Co., Ltd.,
	3.125%, 09/16/2015 (Acquired 09/09/2010; Cost $493,770) * f	499,494
300,000	Landesbank Baden-Wurttemberg Subordinated Notes,
	6.35%, 04/01/2012 f	323,709
75,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	78,142
850,000	PEMEX Project Funding Master Trust,
	9.125%, 10/13/2010 f	854,080
100,000	United Mexican States,
	6.75%, 09/27/2034 f	124,250
105,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	115,552
		2,387,020
Residential Mortgage Backed Securities - 25.4%
	Bank of America Alternative Loan Trust:
107,909	Series 2004-2, Class 5A1, 5.50%, 03/25/2019	109,023
117,134	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	116,959
288,237	Series 2005-4, Class 3A1, 5.50%, 05/25/2020	291,045
447,871	Series 2006-2, Class 6A1, 5.50%, 03/25/2021	411,980
225,505	Series 2007-1, Class 1A1, 6.098%, 04/25/2022	190,125
93,602	Series 2006-3, Class 6A1, 6.00%, 04/25/2036	86,260
534,311	Series 2006-5, Class CB7, 6.00%, 06/25/2046	383,050
	Chase Mortgage Finance Corporation:
66,050	Series 2003-S13, Class A11, 5.50%, 11/25/2033	67,717
1,100,000	Series 2006-A1, Class 2A3, 6.00%, 09/25/2036	867,516
87,062	Citicorp Mortgage Securities, Inc.,
	Series 2004-4, Class A5, 5.50%, 06/25/2034	87,669
	Citigroup Mortgage Loan Trust, Inc.:
421,528	Series 2005-9, Class 22A2, 6.00%, 11/25/2035	324,070
140,753	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	132,246
	Countrywide Alternative Loan Trust:
923,332	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	883,983
1,319,313	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	1,109,959
762,528	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022	680,828
1,199,649	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	1,153,732
352,206	Series 2006-J2, Class A3, 6.00%, 04/25/2036	293,590
1,204,771	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	824,648
58,856	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-11, Class 5A1, 5.25%, 12/25/2020	59,647
40,516	Deutsche Alternative Securities Inc. Mortgage,
	Series 2005-4, Class A2, 5.05%, 09/25/2035	40,841
315,895	Deutsche Securities Inc. Mortgage,
	Series 2006-AR5, Class 21A, 6.00%, 10/25/2021	273,738
	Federal Gold Loan Mortgage Corporation (FGLMC):
312,412	5.00%, 12/01/2020	333,151
558,520	5.00%, 05/01/2021	595,597
109,224	6.00%, 06/01/2021	118,572
94,449	6.50%, 12/01/2028	104,871
44,232	6.50%, 06/01/2029	49,112
2,175,556	5.50%, 04/01/2037 @	2,309,190
1,385,461	5.50%, 04/01/2038	1,470,563
	Federal Home Loan Mortgage Corporation (FHLMC):
264,279	Series 3122, Class VA, 6.00%, 01/15/2017	277,124
2,331,941	Series R010, Class VA, 5.50%, 04/15/2017	2,521,037
964,716	Series R010, Class AB, 5.50%, 12/15/2019	1,001,762
11,485	Series 1053, Class G, 7.00%, 03/15/2021	13,301
21,987	Series 136, Class E, 6.00%, 04/15/2021	23,956
217,805	Series 2804, Class VC, 5.00%, 07/15/2021	240,276
18,424	Series 1122, Class G, 7.00%, 08/15/2021	21,052
46,275	Series 1186, Class I, 7.00%, 12/15/2021	46,268
74,914	Series 3132, Class MA, 5.50%, 12/15/2023	78,114
2,119,474	5.50%, 05/01/2038	2,249,663
9,175,242	4.50%, 08/01/2040	9,552,386
	Federal National Mortgage Association (FNMA):
2,077,073	5.00%, 11/01/2021	2,216,742
1,151,191	5.50%, 03/01/2023	1,239,842

486,596	5.50%, 07/01/2023	524,069
690,470	5.50%, 12/01/2023	743,642
156,781	6.00%, 03/01/2026	170,315
868,883	5.00%, 05/01/2028	917,750
75,701	6.50%, 09/01/2028	84,799
158,195	6.50%, 02/01/2029	177,208
107,900	5.50%, 01/01/2032	115,999
5,156,700	5.50%, 04/01/2034 @	5,540,535
3,095,886	5.50%, 04/01/2034	3,315,463
248,618	5.50%, 09/01/2034 @	266,658
126,823	5.50%, 02/01/2035	136,025
4,961,274	5.00%, 04/01/2035 @	5,256,918
7,691,984	5.00%, 02/01/2036 @	8,131,122
3,981,651	5.00%, 03/01/2036	4,208,966
6,359,891	5.50%, 04/01/2036	6,801,486
832,981	6.00%, 08/01/2037	892,654
3,332,363	4.00%, 08/01/2040	3,429,246
10,551	Series 1989-94, Class G, 7.50%, 12/25/2019	11,998
38,801	Series 1990-15, Class J, 7.00%, 02/25/2020	45,058
6,920	Series 1991-21, Class J, 7.00%, 03/25/2021	7,807
155,220	Series 1991-43, Class J, 7.00%, 05/25/2021	175,092
194,833	Series 1991-65, Class Z, 6.50%, 06/25/2021	215,306
288,505	Series 1992-129, Class L, 6.00%, 07/25/2022	314,200
623,989	Series 2003-33, Class LD, 4.25%, 09/25/2022	647,620
61,449	Series 1993-32, Class H, 6.00%, 03/25/2023	68,024
318,010	Series 1993-58, Class H, 5.50%, 04/25/2023	346,332
1,006,846	Series 2002-85, Class PD, 5.50%, 05/25/2031	1,033,386
22,868	Series 2003-44, Class AB, 3.75%, 05/25/2033	24,139
639,576	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	686,245
629,839	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	675,797
1,500,000	Series 2004-W10, Class A4, 5.75%, 08/25/2034	1,609,453
171,188	Series 2004-W10, Class A24, 5.00%, 08/25/2034	171,064
	First Horizon Alternative Mortgage Securities:
682,739	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	623,098
1,621,631	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037	1,553,518
	Government National Mortgage Association (GNMA):
92,483	6.00%, 12/20/2028	101,466
35,503	6.50%, 01/20/2029	39,880
351,640	Series 2003-2, Class PB, 5.50%, 03/20/2032	367,728
78,501	6.00%, 11/20/2033	86,077
	J.P. Morgan Alternative Loan Trust:
1,834,041	Series 2005-S1, Class 3A1, 5.50%, 10/25/2020	1,678,529
219,884	Series 2006-A1, Class 2A1, 5.799%, 03/25/2036	143,178
451,028	Series 2006-S2, Class A2, 5.81%, 05/25/2036	454,344
300,000	Series 2006-S3, Class A3A, 6.00%, 08/25/2036	239,724
	J.P. Morgan Mortgage Trust:
850,000	Series 2006-A7, Class 2A4R, 5.457%, 01/25/2037	640,208
1,250,000	Series 2007-A2, Class 2A3, 5.715%, 04/25/2037	960,840
	Master Alternative Loans Trust:
601,398	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	610,826
715,364	Series 2005-3, Class 4A1, 5.50%, 03/25/2020	706,214
136,072	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	139,564
740,159	Master Asset Securitization Trust,
	Series 2005-2, Class 1A1, 5.25%, 11/25/2035	705,590
179,977	Merrill Lynch Mortgage Investors Inc.,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	177,360
172,252	Residential Accredit Loans, Inc.,
	Series 2005-QS2, Class A-1, 5.50%, 02/25/2035	153,201
	Washington Mutual, Inc. Pass-Thru Certificates:
238,557	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	246,716
213,952	Series 2004-CB2, Class 5A, 5.00%, 07/25/2019	223,391
425,402	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	441,044
129,872	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	135,212
216,432	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	223,197
240,883	Wells Fargo Alternative Loan Trust,
	Series 2007-PA1, Class A4, 6.00%, 03/25/2037	177,816
		90,424,302
Taxable Municipal Bonds - 4.9%
	California Qualified School Construction Bonds:
1,500,000	5.041%, 07/01/2020	1,559,415
1,700,000	7.155%, 03/01/2027	1,807,525
2,000,000	California State,
	5.50%, 03/01/2016	2,152,520

1,300,000	Contra Costa County California Pension Obligation,
5.14%, 06/01/2017	1,349,803
1,000,000	Davie Florida Water & Sewer Revenue,
	6.599%, 10/01/2030 (Callable 10/01/2020)	1,058,930
1,000,000	Elgin Ohio LOC School District,
	5.499%, 08/31/2027 (Callable 12/01/2019)	1,006,000
1,515,000	San Dieguito California Public Facilities,
	6.459%, 05/01/2027	1,618,793
2,000,000	State Public School Building Authorities Revenue,
	5.00%, 09/15/2027	2,006,960
1,350,000	Three Rivers Ohio LOC School District,
	5.209%, 09/15/2027 (Callable 12/01/2020)	1,357,979
2,425,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023 (Callable 06/01/2015)	2,241,718
1,160,000	Westlake Ohio City School District,
	5.227%, 12/01/2026 (Callable 12/01/2020)	1,186,958
		17,346,601
Utilities - 7.9%
500,000	Allegheny Energy Supply Co. Senior Unsecured Notes,
	5.75%, 10/15/2019 (Acquired 09/22/2009; Cost $498,175) *	517,166
1,342,000	Ameren Corporation,
	8.875%, 05/15/2014	1,554,621
725,000	Appalachian Power Company Senior Unsecured Notes,
	6.70%, 08/15/2037	841,986
1,150,000	Arizona Pubic Service Senior Unsecured Notes,
	8.75%, 03/01/2019	1,510,875
1,000,000	CMS Energy Corporation,
	4.25%, 09/30/2015	1,008,628
750,000	Constellation Energy Group Inc.,
	4.55%, 06/15/2015	805,385
500,000	Encana Corporation,
	6.50%, 05/15/2019 f @	612,042
500,000	Enel Finance International,
	6.80%, 09/15/2037 (Acquired 09/13/2007 through 09/29/2008; Aggregate Cost $498,897) * f @	564,888
	Energy Transfer Partners:
875,000	5.65%, 08/01/2012	930,914
125,000	6.125%, 02/15/2017	138,671
223,000	Entergy Arkansas, Inc.,
	5.00%, 07/01/2018 (Callable 12/10/2010)	223,445
1,549,000	Entergy Gulf States Inc.,
	5.25%, 08/01/2015 (Callable 11/04/2010)	1,551,447
	Exelon Corporation Senior Unsecured Notes:
100,000	4.90%, 06/15/2015	109,603
225,000	5.625%, 06/15/2035	227,597
1,000,000	FPL Group Capital, Inc., Series D,
	7.30%, 09/01/2067 (Callable 09/01/2017) @	1,020,000
396,080	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Callable 12/09/2010) (Acquired 11/21/2008; Cost $383,514) *	403,966
	Kinder Morgan Energy Partners Senior Notes:
100,000	6.50%, 02/01/2037	107,958
350,000	6.95%, 01/15/2038	398,451
1,685,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	1,737,656
42,917	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $45,915) *	44,480
1,000,000	Marathon Oil Corporation Senior Unsecured Notes,
	7.50%, 02/15/2019 @	1,280,495
225,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	265,608
	National Rural Utilities Corporation:
200,000	7.25%, 03/01/2012	217,655
925,000	10.375%, 11/01/2018	1,324,614
125,000	8.00%, 03/01/2032	167,142
	Nisource Finance Corporation:
100,000	7.875%, 11/15/2010	100,692
536,000	6.15%, 03/01/2013	588,886
1,583,000	5.40%, 07/15/2014	1,761,473
800,000	ONEOK, Inc.,
	7.125%, 04/15/2011	825,665
	PPL Energy Supply, LLC Senior Notes:
1,000,000	Series A, 5.70%, 10/15/2015	1,132,261
1,700,000	6.20%, 05/15/2016	1,935,917

577,000	PSE&G Power LLC,
	5.32%, 09/15/2016	645,810
500,000	Public Service Company Of New Mexico,
	7.95%, 05/15/2018	551,862
272,990	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	318,552
300,000	Southern Natural Gas,
	5.90%, 04/01/2017 (Acquired 03/14/2007; Cost $299,502) *	329,293
1,395,000	Spectra Energy Capital,
	5.668%, 08/15/2014	1,557,911
	Williams Companies Inc.:
511,000	7.875%, 09/01/2021	620,458
59,000	7.50%, 01/15/2031	66,756
75,000	7.75%, 06/15/2031	85,686
		28,086,515
U.S. Treasury Obligations - 9.1%
	U.S. Treasury Bonds:
7,225,000	2.375%, 03/31/2016	7,575,528
9,400,000	6.25%, 08/15/2023	12,731,125
9,675,000	5.25%, 11/15/2028	12,223,763
		32,530,416
	Total Long-Term Investments (Cost $329,356,355)	348,798,487

Shares
SHORT-TERM INVESTMENTS - 3.0%
Money Market Mutual Funds - 3.0%
4,933,490	Dreyfus Institutional Cash Advantage Fund, 0.25% «	4,933,490
5,864,910	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund, 0.20% «	5,864,910
	Total Short-Term Investments (Cost $10,798,400)	10,798,400

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 11.6%
	Commercial Paper - 0.1%
$327,921	Atlantic East Funding LLC, 3.059%, 03/25/2011 † **	217,191
	Total Commercial Paper (Cost $327,921)	217,191
Shares
	Investment Companies - 11.5%
41,225,233	Mount Vernon Securities Lending Trust Prime Portfolio, 0.30% «	41,225,233
	Total Investment Companies (Cost $41,225,233)	41,225,233

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $41,553,154)	41,442,424
	Total Investments (Cost $381,707,909) - 112.5%	401,039,311

	Assets Relating to Securities Lending Investments - 0.0%
	Support Agreement ** ^ α	110,730
	Total (Cost $0)	110,730
	Liabilities in Excess of Other Assets - (12.5)%	(44,597,404)
	TOTAL NET ASSETS - 100.0%	$356,552,637

*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2010.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at fair value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with
	the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount),
	which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at September 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.

These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in pricing the security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$ -	$ 18,920,379	$ -	$ 18,920,379
Commercial Mortgage Backed Securities	-	20,734,500	-	20,734,500
Corporate Debt Securities	-	166,455,269	-	166,455,269
Other Government Related Securities	-	2,387,020	-	2,387,020
Residential Mortgage Backed Securities	-	90,424,302	-	90,424,302
Taxable Municipal Bonds	-	17,346,601	-	17,346,601
U.S. Treasury Obligations	-	32,530,416	-	32,530,416
Total Fixed Income	-	348,798,487	-	348,798,487

Short-Term Investments
Money Market Mutual Funds	10,798,400	-	-	10,798,400
Total Short-Term Investments	10,798,400	-	-	10,798,400

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	217,191	-	217,191
Money Market Mutual Funds	41,225,233	-	-	41,225,233
Total Investments Purchased with
Cash Proceeds from Securities Lending	41,225,233	217,191	-	41,442,424

Total Investments	$ 52,023,633	$ 349,015,678	$ -	$ 401,039,311

Assets Relating to Securities Lending Investments	-	110,730	-	110,730

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classificiation from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description		Investments in Securities
Balance as of December 31, 2009		$ 812,848
Accrued discounts/premiums		-
Realized gain (loss)		(166,758)
Change in unrealized appreciation (depreciation)		45,325
Net purchases (sales)		(322,852)
Transfers in and/or out of Level 3 *		(368,563)
Balance as of September 30, 2010		$ -

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird LargeCap Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.1%
	Aerospace & Defense - 1.3%
2,191	Precision Castparts Corp.	$279,024
	Air Freight & Logistics - 2.9%
8,607	C.H. Robinson Worldwide, Inc. @	601,801
	Auto Components - 2.2%
15,440	Johnson Controls, Inc.	470,920
	Capital Markets - 5.0%
2,959	The Goldman Sachs Group, Inc.	427,812
9,716	State Street Corporation	365,905
5,264	T. Rowe Price Group, Inc. @	263,542
		1,057,259
	Chemicals - 4.2%
5,955	Ecolab, Inc.	302,157
6,338	Praxair, Inc.	572,068
		874,225
	Commercial Banks - 2.1%
3,100	PNC Financial Services Group, Inc.	160,921
10,775	Wells Fargo & Company	270,776
		431,697
	Commercial Services & Supplies - 1.2%
3,500	Stericycle, Inc. * @	243,180
	Communications Equipment - 3.6%
15,550	Juniper Networks, Inc. * @	471,943
6,325	QUALCOMM Incorporated	285,384
		757,327
	Computers & Peripherals - 9.8%
3,547	Apple Inc. *	1,006,460
36,731	EMC Corporation * @	746,007
7,200	Hewlett-Packard Company	302,904
		2,055,371
	Diversified Financial Services - 0.7%
4,134	J.P. Morgan Chase & Co.	157,381
	Electrical Equipment - 6.3%
9,525	ABB Limited - ADR f	201,168
17,482	Emerson Electric Company	920,602
3,075	Roper Industries, Inc.	200,429
		1,322,199
	Electronic Equipment, Instruments & Components - 4.5%
9,875	Agilent Technologies, Inc. *	329,528
26,648	Corning Incorporated @	487,125
2,350	Dolby Laboratories, Inc. - Class A * @	133,504
		950,157
	Energy Equipment & Services - 2.6%
1,675	Core Laboratories N.V. f @	147,467
6,462	Schlumberger Limited f	398,124
		545,591

	Food & Staples Retailing - 1.2%
6,900	Whole Foods Market, Inc. * @	256,059
	Food Products - 1.3%
4,650	The J.M. Smucker Company	281,464
	Health Care Providers & Services - 3.7%
11,625	Express Scripts, Inc. *	566,138
6,300	UnitedHealth Group Incorporated	221,193
		787,331
	Hotels, Restaurants & Leisure - 0.8%
11,225	International Game Technology	162,201
	Household Products - 1.2%
3,775	Church & Dwight Co., Inc.	245,149
	Insurance - 2.1%
8,650	Aflac, Inc.	447,292
	Internet & Catalog Retail - 2.3%
2,308	Amazon.com, Inc. * @	362,495
732	Netflix Inc. * @	118,701
		481,196
	Internet Software & Services - 5.2%
12,850	Akamai Technologies, Inc. *	644,813
850	Google, Inc. - Class A *	446,922
		1,091,735
	IT Services - 4.4%
8,225	Cognizant Technology Solutions Corporation - Class A *	530,266
1,736	MasterCard, Inc. - Class A	388,864
		919,130
	Life Sciences Tools & Services - 1.5%
6,646	Thermo Fisher Scientific, Inc. *	318,210
	Machinery - 4.7%
16,384	Danaher Corporation	665,354
2,375	Joy Global Inc.	167,010
3,300	PACCAR Inc. @	158,895
		991,259
	Media - 2.2%
9,875	Scripps Networks Interactive - Class A	469,853
	Metals & Mining - 0.6%
1,400	Freeport-McMoRan Copper & Gold Inc. @	119,546
	Multiline Retail - 2.3%
9,120	Target Corporation	487,373
	Oil, Gas & Consumable Fuels - 7.0%
5,050	Cenovus Energy Inc. f	145,289
1,335	EOG Resources, Inc.	124,115
1,975	Noble Energy, Inc. @	148,303
8,000	Occidental Petroleum Corporation	626,399
13,200	Southwestern Energy Company *	441,408
		1,485,514
	Pharmaceutical - 2.1%
6,625	Allergan, Inc.	440,761
	Semiconductors & Semiconductor Equipment - 3.0%
13,440	Altera Corporation @	405,350
6,582	Broadcom Corporation - Class A @	232,937
		638,287

		Software - 2.7%
	3,100	Red Hat, Inc. *	127,100
	4,003	Salesforce.com, Inc. * @	447,535
			574,635
		Specialty Retail - 2.5%
	9,650	O 'Reilly Automotive, Inc. *	513,379
		Trading Companies & Distributors - 1.9%
	7,472	Fastenal Company @	397,436
		TOTAL COMMON STOCKS (Cost $16,945,889)	20,853,942

		SHORT-TERM INVESTMENTS - 0.8%
		Money Market Mutual Fund - 0.8%
	161,522	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund, 0.20% «	161,522
		TOTAL SHORT-TERM INVESTMENTS (Cost $161,522)	161,522

	Principal Amount
		INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
		SECURITIES LENDING - 27.1%
		Commercial Paper - 0.6%
	$190,032	Atlantic East Funding LLC, 3.059%, 03/25/2011 † **	125,863
		TOTAL COMMERCIAL PAPER (Cost $190,032)	125,863
	Shares
		Investment Companies - 26.5%
	5,584,332	Mount Vernon Securities Lending Trust Prime Portfolio, 0.30% «	5,584,332
		TOTAL INVESTMENT COMPANIES (Cost $5,584,332)	5,584,332

		Total Investments Purchased With Cash Proceeds From
		Securities Lending (Cost $5,774,364)	5,710,195
		TOTAL INVESTMENTS (Cost $22,881,775) - 127.0%	26,725,659

		Assets Relating to Securities Lending Investments - 0.3%
		Support Agreement * α **	64,169
		TOTAL (Cost $0)	64,169
		Liabilities in Excess of Other Assets - (27.3)%	(5,740,232)
		TOTAL NET ASSETS - 100.0%	$21,049,596

*	Non-Income Producing
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2010.
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with
	the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount),
	which investment was made by the Fund's securities lending agent.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
	Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by
	U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at September 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.

These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in pricing the security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Aerospace & Defense	$ 279,024	$ -	$ -	$ 279,024
Air Freight & Logistics	601,801	-	-	601,801
Auto Components	470,920	-	-	470,920
Capital Markets	1,057,259	-	-	1,057,259
Chemicals	874,225	-	-	874,225
Commercial Banks	431,697	-	-	431,697
Commercial Services & Supplies	243,180	-	-	243,180
Communications Equipment	757,327	-	-	757,327
Computers & Peripherals	2,055,371	-	-	2,055,371
Diversified Financial Services	157,381	-	-	157,381
Electrical Equipment	1,322,199	-	-	1,322,199
Electronic Equipment, Instruments & Components	950,157	-	-	950,157
Energy Equipment & Services	545,591	-	-	545,591
Food & Staples Retailing	256,059	-	-	256,059
Food Products	281,464	-	-	281,464
Health Care Providers & Services	787,331	-	-	787,331
Hotels, Restaurants & Leisure	162,201	-	-	162,201
Household Products	245,149	-	-	245,149
Insurance	447,292	-	-	447,292
Internet & Catalog Retail	481,196	-	-	481,196
Internet Software & Services	1,091,735	-	-	1,091,735
IT Services	919,130	-	-	919,130
Life Sciences Tools & Services	318,210	-	-	318,210
Machinery	991,259	-	-	991,259
Media	469,853	-	-	469,853
Metals & Mining	119,546	-	-	119,546
Multiline Retail	487,373	-	-	487,373
Oil, Gas & Consumable Fuels	1,485,514	-	-	1,485,514
Pharmaceutical	440,761	-	-	440,761
Semiconductors & Semiconductor Equipment	638,287	-	-	638,287
Software	574,635	-	-	574,635
Specialty Retail	513,379	-	-	513,379
Trading Companies & Distributors	397,436	-	-	397,436
Total Equity	20,853,942	-	-	20,853,942

Short-Term Investments
Money Market Mutual Fund	161,522	-	-	161,522
Total Short-Term Investments	161,522	-	-	161,522

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	125,863	-	125,863
Money Market Mutual Fund	5,584,332	-	-	5,584,332
Total Investments Purchased with
Cash Proceeds from Securities Lending	5,584,332	125,863	-	5,710,195

Total Investments	$ 26,599,796	$ 125,863	$ -	$ 26,725,659

Assets Relating to Securities Lending Investments	-	64,169	-	64,169

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classificiation from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description		Investments in Securities
Balance as of December 31, 2009		$ 37,834
Accrued discounts/premiums		-
Realized gain (loss)		(4,850)
Change in unrealized appreciation (depreciation)		7,021
Net purchases (sales)		(40,005)
Transfers in and/or out of Level 3 *		-
Balance as of September 30, 2010		$ -

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird MidCap Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.1%
	Air Freight & Logistics - 1.5%
10,079	Expeditors International of Washington, Inc.	$465,952
	Auto Components - 3.3%
21,875	Gentex Corporation	426,781
13,400	WABCO Holdings Inc. *	561,995
		988,776
	Capital Markets - 4.8%
12,396	Eaton Vance Corporation	359,980
5,263	Greenhill & Co., Inc. @	417,461
32,000	Invesco Limited f @	679,360
		1,456,801
	Chemicals - 1.7%
9,879	Ecolab, Inc.	501,260
	Commercial Banks - 1.0%
18,800	TCF Financial Corporation @	304,372
	Commercial Services & Supplies - 2.3%
9,890	Stericycle, Inc. * @	687,157
	Communications Equipment - 2.4%
21,225	Plantronics, Inc. @	716,981
	Computers & Peripherals - 1.1%
6,874	NetApp, Inc. * @	342,256
	Containers & Packaging - 2.6%
16,947	AptarGroup, Inc.	773,970
	Distributors - 2.3%
33,550	LKQ Corporation * @	697,840
	Diversified Consumer Services - 1.3%
5,050	Capella Education Company * @	391,981
	Electrical Equipment - 3.9%
13,100	Baldor Electric Company	529,240
10,002	Roper Industries, Inc.	651,930
		1,181,170
	Electronic Equipment, Instruments & Components - 4.4%
10,735	Dolby Laboratories, Inc. - Class A * @	609,855
24,175	Plexus Corp. *	709,537
		1,319,392
	Energy Equipment & Services - 4.4%
17,800	Dresser-Rand Group, Inc. * @	656,642
12,453	Oceaneering International, Inc. *	670,719
		1,327,361
	Food Products - 1.9%
13,867	McCormick & Co, Incorporated	582,969

	Health Care Equipment & Supplies - 6.6%
17,800	NuVasive, Inc. * @	625,491
15,450	ResMed Inc. * @	506,915
14,725	Thoratec Corporation * @	544,530
5,025	Varian Medical Systems, Inc. *	304,013
		1,980,949
	Hotels Restaurants & Leisure - 2.0%
12,518	Buffalo Wild Wings Inc. * @	599,487
	Household Products - 2.4%
11,368	Church & Dwight Co., Inc.	738,238
	Internet Software & Services - 2.2%
13,350	Akamai Technologies, Inc. *	669,903
	IT Services - 4.0%
13,769	Alliance Data Systems Corporation * @	898,565
7,331	Global Payments Inc.	314,427
		1,212,992
	Life Sciences Tools & Services - 5.0%
19,701	ICON PLC - ADR* f	425,936
12,044	Life Technologies Corporation *	562,334
4,200	Mettler-Toledo International Inc. *	522,648
		1,510,918
	Machinery - 3.2%
6,645	Bucyrus International, Inc. - Class A @	460,831
10,763	Wabtec Corporation	514,364
		975,195
	Media - 2.4%
15,025	Scripps Networks Interactive - Class A	714,890
	Multiline Retail - 1.9%
31,050	99 Cents Only Stores * @	586,224
	Oil, Gas & Consumable Fuels - 1.6%
16,275	Cabot Oil & Gas Corporation	490,040
	Pharmaceuticals - 1.2%
5,600	Perrigo Company @	359,632
	Professional Services - 1.6%
9,275	Manpower Inc. @	484,155
	Real Estate Investment Trust (REIT) - 0.9%
4,550	Digital Realty Trust, Inc. @	280,735
	Road & Rail - 2.1%
18,345	J.B. Hunt Transport Services, Inc.	636,572
	Semiconductors & Semiconductor Equipment - 5.5%
24,463	Microchip Technology Incorporated @	769,360
53,100	ON Semiconductor Corporation * @	382,851
17,382	Varian Semiconductor Equipment Associates, Inc. *	500,254
		1,652,465
	Software - 3.3%
14,625	ANSYS, Inc. *	617,907
3,478	Salesforce.com, Inc. * @	388,840
		1,006,747
	Specialty Retail - 8.5%
19,556	Dick's Sporting Goods, Inc. * @	548,350
11,850	O 'Reilly Automotive, Inc. *	630,419
9,166	Tractor Supply Company	363,524
17,300	Ulta Salon, Cosmetics & Fragrance, Inc. * @	505,160
16,074	Urban Outfitters, Inc. * @	505,367
		2,552,820

		Textiles, Apparel & Luxury Goods - 1.3%
	9,050	Under Armour, Inc. - Class A* @	407,612
		Trading Companies & Distributors - 3.5%
	11,851	Fastenal Company @	630,355
	7,925	Watsco, Inc. @	441,264
			1,071,619
		Total Common Stocks (Cost $23,439,108)	29,669,431

		SHORT-TERM INVESTMENTS - 1.9%
		Money Market Mutual Funds - 1.9%
	122,708	Dreyfus Institutional Cash Advantage Fund, 0.25% «	122,708
	457,167	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund, 0.20% «	457,167
		Total Short-Term Investments (Cost $579,875)	579,875

	Principal Amount
		INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
		SECURITIES LENDING - 37.8%
		Commercial Paper - 0.6%
	$ 267,509	Atlantic East Funding LLC, 3.059%, 03/25/2011 † **	177,178
		Total Commercial Paper (Cost $267,509)	177,178
	Shares
		Investment Companies - 37.2%
	11,232,020	Mount Vernon Securities Lending Trust Prime Portfolio, 0.30% «	11,232,020
		Total Investment Companies (Cost $11,232,020)	11,232,020

		Total Investments Purchased With Cash Proceeds From
		Securities Lending (Cost $11,499,529)	11,409,198
		Total Investments (Cost $35,518,512) - 137.8%	41,658,504

		Assets Relating to Securities Lending Investments - 0.3%
		Support Agreement * α **	90,331
		Total (Cost $0)	90,331
		Liabilities in Excess of Other Assets - (38.1)%	(11,520,119)
		TOTAL NET ASSETS - 100.0%	$30,228,716

*	Non-Income Producing
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2010.
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with
	the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount),
	which investment was made by the Fund's securities lending agent.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
	Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by
	U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at September 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.

These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in pricing the security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Air Freight & Logistics	$ 465,952	$ -	$ -	$ 465,952
Auto Components	988,776	-	-	988,776
Capital Markets	1,456,801	-	-	1,456,801
Chemicals	501,260	-	-	501,260
Commercial Banks	304,372	-	-	304,372
Commercial Services & Supplies	687,157	-	-	687,157
Communications Equipment	716,981	-	-	716,981
Computers & Peripherals	342,256	-	-	342,256
Containers & Packaging	773,970	-	-	773,970
Distributors	697,840	-	-	697,840
Diversified Consumer Services	391,981	-	-	391,981
Electrical Equipment	1,181,170	-	-	1,181,170
Electronic Equipment, Instruments & Components	1,319,392	-	-	1,319,392
Energy Equipment & Services	1,327,361	-	-	1,327,361
Food Products	582,969	-	-	582,969
Health Care Equipment & Supplies	1,980,949	-	-	1,980,949
Hotels Restaurants & Leisure	599,487	-	-	599,487
Household Products	738,238	-	-	738,238
Internet Software & Services	669,903	-	-	669,903
IT Services	1,212,992	-	-	1,212,992
Life Sciences Tools & Services	1,510,918	-	-	1,510,918
Machinery	975,195	-	-	975,195
Media	714,890	-	-	714,890
Multiline Retail	586,224	-	-	586,224
Oil, Gas & Consumable Fuels	490,040	-	-	490,040
Pharmaceuticals	359,632	-	-	359,632
Professional Services	484,155	-	-	484,155
Real Estate Investment Trusts (REITs)	280,735	-	-	280,735
Road & Rail	636,572	-	-	636,572
Semiconductor & Semiconductor Equipment	1,652,465	-	-	1,652,465
Software	1,006,747	-	-	1,006,747
Specialty Retail	2,552,820	-	-	2,552,820
Textiles, Apparel & Luxury Goods	407,612	-	-	407,612
Trading Companies & Distributors	1,071,619	-	-	1,071,619
Total Equity	29,669,431	-	-	29,669,431

Short-Term Investments
Money Market Mutual Funds	579,875	-	-	579,875
Total Short-Term Investments	579,875	-	-	579,875

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	177,178	-	177,178
Money Market Mutual Fund	11,232,020	-	-	11,232,020
Total Investments Purchased with
Cash Proceeds from Securities Lending	11,232,020	177,178	-	11,409,198

Total Investments	$ 41,481,326	$ 177,178	$ -	$ 41,658,504

Assets Relating to Securities Lending Investments	-	90,331	-	90,331

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classificiation from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description		Investments in Securities
Balance as of December 31, 2009		$ 45,716
Accrued discounts/premiums		-
Realized gain (loss)		(5,860)
Change in unrealized appreciation (depreciation)		8,482
Net purchases (sales)		(48,338)
Transfers in and/or out of Level 3 *		-
Balance as of September 30, 2010		$ -

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

The cost basis of investments and assets relating to securities lending for federal income tax purposes at September 30, 2010 was as follows:

	Short-Term Bond	Intermediate Bond	Intermediate Municipal Bond	Aggregate Bond	Core Plus Bond
Cost of investments	920,794,706	691,375,688	910,391,662	1,659,496,850	381,707,909
Gross unrealized appreciation	16,796,516	33,339,611	44,957,693	85,823,626	24,150,795
Gross unrealized depreciation	(3,822,996)	(6,169,146)	(265,314)	(21,534,199)	(4,708,663)
Net unrealized appreciation	12,973,520	27,170,465	44,692,379	64,289,427	19,442,132

	LargeCap	MidCap
Cost of investments	22,881,775	35,518,512
Gross unrealized appreciation	4,247,676	6,681,744
Gross unrealized depreciation	(339,623)	(451,421)
Net unrealized appreciation	3,908,053	6,230,323

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By /s/ Mary Ellen Stanek
            Mary Ellen Stanek, President

Date  November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Mary Ellen Stanek
            Mary Ellen Stanek, President

Date November 29, 2010

By /s/ Leonard Rush
            Leonard Rush, Treasurer

Date  November 29, 2010